As filed with the Securities and Exchange Commission on April 18, 2022
File Nos. 333-200237
811-03365
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 9	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 752	☒
(Check Appropriate Box or Boxes)
Brighthouse Separate Account A
(Exact Name of Registrant)
Brighthouse Life Insurance Company
(Name of Depositor)
11225 North Community House Road
Charlotte, NC 28277
(Address of Depositor's Principal Executive Offices) (Zip Code)
Depositor's Telephone Number, including Area Code
(980) 365-7100
(Name and Address of Agent for Service)
Brighthouse Life Insurance Company
c/o The Corporation Trust Company
1209 Orange Street
Corporation Trust Center
New Castle County
Wilmington, DE 19801
(302) 658-7581
Copies to:
W. Thomas Conner
Vedder Price
1401 I Street NW, Suite 1100
Washington, DC 20005
Approximate Date of Proposed Public Offering: On April 29, 2022 or as soon thereafter as practicable.
It is proposed that this filing will become effective (check appropriate box):
□	immediately upon filing pursuant to paragraph (b) of Rule 485.
☒	on April 29, 2022 pursuant to paragraph (b) of Rule 485.
□	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
□	on (date) pursuant to paragraph (a)(1) of Rule 485.
If appropriate, check the following box:
□	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

BRIGHTHOUSE LIFE INSURANCE COMPANY
BRIGHTHOUSE SEPARATE ACCOUNT A
SUPPLEMENT DATED APRIL 29, 2022
TO
THE PROSPECTUS DATED APRIL 29, 2022
This supplements the prospectus dated April 29, 2022 for the PrimElite IVSM variable annuity contracts issued by Brighthouse Life Insurance Company (“we,” “us,” or “our”). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at P.O. Box 305075, Nashville, TN 37230-5075 or call us at (888) 243-1932 to request a free copy.
Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given in the prospectus.
1.	Non-Qualified Contract
The PrimElite IV variable annuity contract is only available in Puerto Rico as a Non-Qualified Contract.
2.	Premium Taxes
We will not deduct premium taxes paid by us to Puerto Rico from Purchase Payments, account balances, withdrawals, death benefits or income payments.
3.	Puerto Rico Tax Considerations
While the U.S. Internal Revenue Code generally excludes from income on an annual basis the amount attributable to the investment in a Non-Qualified Contract according to rules that take into consideration whether payments will be made over a term certain or for the life or lives of one or more individuals (and for that matter, life expectancy tables are used), the Puerto Rico Internal Revenue Code of 2011 (the “2011 PR Code”) provides different rules for the exclusion of income under the contract. Amounts distributed under the Non-Qualified Contract as annuities for a taxable year should be included in the annuitant's gross income as ordinary income, except that any portion of the annual amount in excess of 3% of the aggregate amount of the premiums paid will generally be excluded from gross income. Such exclusion from gross income will not be available once the aggregate amount excluded from gross income with respect to such distributions equals the total amount of the premiums paid. Payments not distributed as annuities are excludable from gross income each year until the total amount received exceeds the aggregate premiums or consideration paid. The total amounts accumulated under a variable annuity contract with respect to which an individual prepaid the special 10% tax under Puerto Rico Act No. 77-2014, will be considered as premiums or consideration paid for the annuity.
Similar to Section 1035 of the U.S. Internal Revenue Code, the 2011 PR Code allows the exchange of a life, endowment or annuity insurance contract for the Non-Qualified Contract without the recognition of gain or loss. Also, the total distribution of benefits accumulated under
SUPP-PEIVPRT422

said contracts may qualify as a non-taxable exchange provided the total amount received is reinvested in the Non-Qualified Contract within 60 days following the date of distribution. Unless otherwise provided by regulations, the described rules allowing tax-free exchanges will not be available to the extent the exchange or indirect transfer results in the transfer of property to a person that is a nonresident of Puerto Rico.
There is no specific guidance under the 2011 PR Code and its regulations as to whether owners of variable annuity contracts may be considered to be the owners of the assets of the underlying Separate Account for Puerto Rico income tax purposes due to their ability to exercise investment control over those assets. Some federal administrative pronouncements have held in this scenario that the contract owners should be currently taxed on income and gains attributable to the variable account assets. However, there are other federal administrative pronouncements, which might be persuasive in Puerto Rico, that establish that in order to prevent a contract owner from being treated as the owner of the Separate Account assets supporting the contract, the Separate Account must be adequately diversified, it must have separate sub-accounts over which the contract owner can be allowed to allocate premiums, change allocations and transfer funds among them. At this point, we cannot predict with reasonable accuracy the tax treatment to be accorded by the Puerto Rico tax authorities to the contract owners with respect to the income and gains attributable to the variable account assets. However, we reserve the right to modify the contract as necessary to prevent a contract owner from being treated as the owner of the Separate Account assets supporting the variable annuity contract.
The U.S. Internal Revenue Service has issued guidance providing that payments to bona fide residents of Puerto Rico with respect to life insurance and annuity contracts issued by a U.S. life insurance company constitute U.S. source income not excludible from gross income of the recipient under Internal Revenue Code Section 933 and thus, subject to U.S. income taxation on an annual basis. Based on such guidance, Puerto Rico bona fide residents receiving payments under the Non-Qualified Contracts will also be subject to U.S. income taxation and will have to observe the different set of rules under the 2011 PR Code and the U.S. Internal Revenue Code which might produce differences in the timing of recognition of income. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual might not get full tax credit due to the timing differences.
The above discussion is based on the assumption that the Non-Qualified Contract is an annuity and endowment contract for purposes of the 2011 PR Code, and an annuity contract for purposes of the U.S. Internal Revenue Code. If the Non-Qualified Contract is not classified as an annuity and endowment contract for purposes of the 2011 PR Code, and as an annuity contract for purposes of the U.S. Internal Revenue Code, the owner of the Non-Qualified Contract may be taxed currently on the earnings of his/her contract, or may be considered the owner of the underlying securities and taxed on the earnings of the assets in the separate account underlying his/her contract.
2

For tax years commencing after December 31, 2018, the 2011 PR Code allows taxpayers to elect, subject to certain requirements, to apply a 15% flat income tax rate, instead of the regular tax rates, on the total amount received during a taxable year under a variable annuity contract.
The above references to the term “Non-Qualified Contract” shall refer to the investment in a variable annuity contract which is independent of any formal retirement or pension plan program.
A Puerto Rico qualified retirement plan trust may be exempted from income taxation pursuant to 2011 PR Code Section 1081.01 and Section 1022(i) of the Employee Retirement Income Security Act of 1974, as amended (ERISA). If a variable annuity contract is acquired by said trust, the earnings accumulated or distributed under such contract or any income realized from the sale or exchange of the contract may not be subject to current income taxation due to the income tax exemption that the trust is entitled to. Whether a Puerto Rico retirement plan trust is qualified under 2011 PR Code Section 1081.01 depends on the facts and circumstances of each case. Each fiduciary of a Puerto Rico retirement plan should ascertain the qualified status of the retirement plan trust, and thus, that it enjoys the benefits of income tax exemption before investing in the variable annuity contract.
The value of accrued benefits in a qualified retirement plan with respect to which the special 8% tax under Puerto Rico Act No. 77-2014 was prepaid will be considered as part of the participant’s tax basis in his retirement plan account. Thus, any distributions attributable to the benefits for which such taxes were prepaid will not be subject to income taxes when the same are subsequently received by the participant. However, the investment income and the appreciation in value, if any, accrued on the benefits with respect to which the special tax was prepaid, will be taxed as provided by the tax rules in effect at the time of distribution.
Lump-Sum distributions from a Puerto Rico qualified retirement plan due to separation of employment or termination of a retirement plan will generally be treated as ordinary income but will be subject to a withholding tax rate of 20%.
Upon the occurrence of a “Declared Disaster”, like a hurricane, Retirement Plans are allowed to make Eligible Distributions to a participant resident of Puerto Rico who requests the same. The Eligible Distribution may not exceed $100,000, be made during a period of time to be identified by the Puerto Rico Treasury through administrative guidance and be used to cover damages or losses suffered, and extraordinary expenses incurred by the individual as a result of the Declared Disaster. The first $10,000 will be exempted from income taxation, including the alternate basic tax, and amounts exceeding $10,000 will be subject to a 10% income tax to be withheld at the source, in lieu of any other income tax, including the alternate basic tax.
In the case of distributions from a qualified retirement plan under the 2011 PR Code in the form of annuity or installments as a result of termination of employment, the amount that exceeds the sum of $35,000 during a taxable year (amount which includes the annual exclusion of $15,000) for retirees that are 60 years old or older and $31,000 (amount which includes the annual exclusion of $11,000) for other retirees plus the recovery of the consideration paid for the
3

annuity following the 3% recognition of income rule described above, will generally constitute ordinary income subject to a 10% withholding tax.
In the context of a Puerto Rico qualified retirement plan trust, the U.S. Internal Revenue Service has held that the transfer of assets and liabilities from a U.S. Internal Revenue Code qualified retirement plan trust to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a U.S. Internal Revenue Code qualified retirement plan trust to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes of U.S. Internal Revenue Code Section 401(a). The U.S. Internal Revenue Service has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section (i)(1) would be applicable to transfers taking effect after December 31, 2012. Notwithstanding the above, the U.S. Internal Revenue Service has recently held that a Puerto Rico retirement plan described in ERISA Section 1022(i)(1) may participate in a 81-100 group trust because it permits said plan to diversify its investments without adverse tax consequences to the group trust or its investors.
Similar to the IRS in Revenue Ruling 2013-17, the U.S. Department of Labor issued DOL Technical Release No. 2013-04 on September 18, 2013 providing that, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term “spouse,” spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction that does not recognize same-sex marriage.
The discussion above shall not be construed as tax advice and is based on the income tax laws of Puerto Rico and the United States as in effect on the date of this prospectus, as well as regulations, administrative pronouncements and judicial decisions available on or before such date. All of the above is subject to change and not binding on the Puerto Rico Treasury, the U.S. Internal Revenue Service or the courts. You should consult your own tax adviser as to the application to your particular situation of the tax considerations discussed above, as well as the application of any other taxes.
THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE
(888) 243-1932
PrimElite IVSM is a service mark of Primerica, Inc. and its Affiliates and is used under license by Brighthouse Life Insurance Company and its Affiliates.
4

The Variable Annuity Contract
issued by
Brighthouse Life Insurance Company
and
Brighthouse Separate Account A
PrimElite IV
April 29, 2022
This prospectus describes the flexible premium deferred variable annuity contract (the “Contract” or “contract”) offered by Brighthouse Life Insurance Company (“BLIC”, the “Company”, or “we” or “us”). The contract is offered for individuals and some tax qualified and non-tax qualified retirement plans. Currently the contract is not available for new sales. The annuity contract has a Fixed Account that offers an interest rate guaranteed by us, and 38 Investment Portfolios.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
The contracts:
•	are not bank deposits
•	are not FDIC insured
•	are not insured by any federal government agency
•	are not guaranteed by any bank or credit union
•	may be subject to loss of principal
The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS	Page	Page

INDEX OF SPECIAL TERMS
Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.
Page
Account Value.................................................................18
Accumulation Phase........................................................14
Accumulation Unit..........................................................17
Annual Benefit Payment..................................................42
Annuitant........................................................................70
Annuity Date..................................................................30
Annuity Options.............................................................31
Annuity Payments...........................................................30
Annuity Service Center....................................................68
Annuity Units..................................................................31
Beneficiary......................................................................69
BLIC, Company, we, us...................................................65
Business Day...................................................................16
Contract Year.................................................................16
Fixed Account.................................................................14
Free Look........................................................................17
Good Order....................................................................68
Guaranteed Principal Adjustment...................................44
Guaranteed Withdrawal Amount....................................48
GWB Withdrawal Rate...................................................47
Income Phase..................................................................14
Investment Portfolios......................................................18
Joint Owners...................................................................69
Owner.............................................................................69
Purchase Payment...........................................................15
Remaining Guaranteed Withdrawal Amount..................41
Separate Account............................................................65
Total Guaranteed Withdrawal Amount...........................40

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT
Fees and Expenses	Location in Prospectus
Charges for Early Withdrawals	If you withdraw money during the first 8 full Contract Years following a Purchase Payment, you may be assessed a withdrawal charge of up to 8% of the Purchase Payment withdrawn, declining to 0% over that time period.
For example, if you make an early withdrawal, you could pay a withdrawal charge of up to $8,000 on a $100,000 investment.	Fee Table and Examples Expenses – Withdrawal Charge
Transaction Charges	In addition to withdrawal charges, you also may be charged for the following transactions: transfers of cash value between investment options, which include the Investment Portfolios and the Fixed Account.
Transfer Fee. Currently, we allow unlimited transfers among the investment options without charge. However, we reserve the right to charge for transfers after the first 12 transfers per year.	Fee Table and Examples Expenses – Transfer Fee

	Fees and Expenses			Location in Prospectus
Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.			Fee Table and Examples Expenses– Product Charges Appendix A: Investment PortfoliosAvailable Under the Contract
	Annual Fee	Minimum	Maximum
	Base Contract[1]	1.37%	1.37%
	Investment options (Portfolio Company fees and expenses)[2]	0.53%	1.25%
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.15%[3]	1.55% [4]
1 As a percentage of Account Value in the Separate Account. The charge shown also includes the Account Fee.
[2] As a percentage of fund assets before temporary expense reimbursements and/or fee waivers.
[3] As a percentage of average Account Value in the Separate Account. This charge is the current charge for the least expensive optional benefit.
[4] As a percentage of the Total Guaranteed Withdrawal Amount, which is a value used to calculate your benefit. This charge is the current charge for the most expensive optional benefit.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add withdrawal charges that substantially increase costs.
	Lowest Annual Cost $1,738	Highest Annual Cost $4,230
	Assumes:	Assumes:
	• Investment of $100,000 • 5% annual appreciation • Least expensive Portfolio Company fees and expenses • No optional benefits • No additional Purchase Payments, transfers, or withdrawals	• Investment of $100,000 • 5% annual appreciation • Most expensive combination of optional benefits and Portfolio Company fees and expenses • No additional Purchase Payments, transfers, or withdrawals

	Risks	Location in Prospectus
Risk of Loss	You can lose money by investing in this Contract including loss of principal.	Principal Risks
Not a Short-Term Investment	This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
Withdrawal charges may apply for the first 8 years of the Contract.
Withdrawal charges will reduce the value of your Contract if you withdraw money during that time.
	The benefits of tax deferral and living benefit protection also mean the Contract is more beneficial to investors with a long time horizon.	Principal Risks
Risks Associated with Investment Options	• An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g., Portfolio Companies).
• Each investment option, including the Fixed Account, has its own unique risks.
	• You should review the prospectuses for the available funds and the prospectus disclosure concerning the Fixed Account before making an investment decision.	Principal Risks
Insurance Company Risks	An investment in the Contract is subject to the risks related to us. Any obligations (including under the Fixed Account), and guarantees and benefits of the Contract that exceed the assets of the Separate Account are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about BLIC, including our financial strength ratings, is available by contacting us at (888) 243-1968.	Principal Risks
Restrictions
Investments	• Currently, we allow unlimited transfers without charge among investment options during the Accumulation Phase. However, we reserve the right to impose a charge for transfers in excess of 12 per year.
• We reserve the right to limit transfers in circumstances of frequent or large transfers.
	• We reserve the right to remove or substitute the Portfolio Companies available as investment options under the Contract.	Investment Options
Optional Benefits	• Certain optional benefits could limit subsequent Purchase Payments.
• Withdrawals may reduce the value of an optional benefit by an amount greater than the value withdrawn, which could significantly reduce the value or even terminate the benefit.
• We may stop offering an optional benefit at any time for new sales.
Death Benefits
Taxes
Tax Implications	• Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.
• If you purchase the Contract through a tax-qualified plan or individual retirement account, you do not get any additional tax benefit.
	• You will generally not be taxed on increases in the value of the Contract until they are withdrawn. Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties if you take a withdrawal before age 59 1⁄2.	Federal Income Tax Status
Conflicts of Interest
Investment Professional Compensation	Your investment professional may receive compensation for selling this Contract to you, in the form of commissions, additional cash benefits (e.g., bonuses), and non-cash compensation. This conflict of interest may influence your investment professional to recommend this Contract over another investment for which the investment professional is not compensated or compensated less.	Other Information – Distributor

	Conflicts of Interest	Location in Prospectus
Exchanges	If you already own an insurance Contract, some investment professionals may have a financial incentive to offer you a new Contract in place of the one you own. You should only exchange a Contract you already own if you determine, after comparing the features, fees, and risks of both Contracts, that it is better for you to purchase the new Contract rather than continue to own your existing Contract.	Replacement of Contracts and Other Exchanges

OVERVIEW OF THE CONTRACT
Purpose. The Contract is a variable annuity contract. It provides a means for investing on a tax-deferred basis in our Fixed Account and the Investment Portfolios, together “investment options.” The Contract is designed generally for an investor who intends to hold the Contract for a long period of time and then use the Account Value (in the form of either withdrawals or Annuity Payments) for retirement savings or other long-term investment purposes. The Contract has various optional features and benefits that may be appropriate for you based on your financial situation and objectives. The Contract also offers certain death benefit features, which can be used to transfer assets to your beneficiaries. Because of the withdrawal charge (which is in effect for effect for many years) and the possibility of income tax and tax penalties on early withdrawals, the Contract should not be viewed as an investment vehicle offering low cost liquidity. Your financial goal in acquiring the Contract should focus on a long-term insurance product, offering the prospect of investment growth.
Phases of the Contract. The Contract has two phases: The Accumulation Phase and the Income Phase. During the Accumulation Phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. To help you accumulate assets during the Accumulation Phase, you can invest your Purchase Payments and Account Value in the Investment Portfolios available under the Contract, each of which has its own investment strategies and risks; investment adviser(s); expense ratio; and performance history; and (2) the Fixed Account option, which offers a guaranteed interest rate during selected periods. A list of Investment Portfolios in which you can invest is provided in Appendix A.
The Income Phase occurs when you or a designated payee begin receiving regular Annuity Payments from your Contract. All optional benefits, including death benefits, terminate without value at the start of the Income Phase. In addition, once the Income Phase begins, you generally may no longer take withdrawals from the Contract. Depending on the Annuity Option you elect, any remaining guarantee may be paid to your Beneficiary (or Beneficiaries) (see “Annuity Payments (The Income Phase)” for more information).
Contract Features. The following is a brief description of the contract’s primary features.
Accessing your Money. Before you Annuitize, you can withdraw money from your Contract at any time. If you take a withdrawal, you may have to pay a Withdrawal Charge and/or income taxes, including a tax penalty if you are younger than age 59 1⁄2.
Tax Treatment. You can transfer money among Investment Portfolios without tax implications, and earnings (if any) on your investments are generally tax-deferred. You are only subject to tax upon: (1) making a withdrawal; (2) receiving a payment from us; or (3) payment of a death benefit.
Death Benefits. The Contract includes, at no additional cost, a standard death benefit that will pay a death benefit to your Beneficiary (ies) if you die during the Accumulation Phase. For an additional charge, you may be able to select an optional death benefit, which may increase the amount of money payable to your designated beneficiaries upon your death.
Optional Benefits. We offer optional living and death benefit riders that, for additional charges, offer protection against market risk (the risk that your investments may decline in value or underperform your expectations) and may guarantee a minimum lifetime income.
Additional Services.
•	Dollar Cost Averaging Program. This program allows you to systematically transfer a set amount each month between certain Investment Portfolios and the Fixed Account.
•	Automatic Rebalancing Program. This program directs us to automatically rebalance your Contract to return to your original percentage investment allocations on a periodic basis.
•	Systematic Withdrawal Program. This program allows you to receive regular automatic withdrawals from your Contract either monthly or quarterly, and after the first Contract Year, annually or semi-annually, provided that each payment must amount to at least $100 (unless we consent otherwise).
•	Electronic Delivery. As an Owner you may elect to receive electronic delivery of current prospectuses related to this Contract, as well as other Contract related documents.

FEE TABLE AND EXAMPLES
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering, or making withdrawals from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have selected.
The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, make withdrawals from the Contract, or transfer Account Value between investment options. State premium taxes of 0% to 3.5% may also be deducted.

Transaction Expenses
Withdrawal Charge (Note 1) (as a percentage of Purchase Payments)	8%
Transfer Fee (Note 2)	$25 $0 (First 12 per year)

Note 1. If an amount withdrawn is determined to include the withdrawal of prior Purchase Payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See “Expenses — Withdrawal Charge.”)
Number of Complete Years from Receipt of Purchase Payment	Withdrawal Charge (% of Purchase Payment)
0	8
1	8
2	7
3	6
4	5
5	4
6	3
7	2
8 and thereafter	0
Note 2. There is no charge for the first 12 transfers in a Contract Year; thereafter the fee is $25 per transfer. We currently are waiving the transfer fee, but reserve the right to charge the fee in the future.

The next tables describe the fees and expenses that you will pay each year during the time that you own the Contract, not including Investment Portfolio fees and expenses. If you chose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses
Administrative Expenses (Note 1)	$30
Base Contract Expenses (Note 2)	1.35%
(as a percentage of average Account Value)
Optional Benefit Expenses (Note 3, Note 4)
Optional Death Benefit — Annual Step-Up (as a percentage of average Account Value)	0.15%
Additional Death Benefit — Earnings Preservation Benefit	0.25%
(as a percentage of average Account Value)
Lifetime Withdrawal Guarantee Rider Charges
(as a percentage of the Total Guaranteed Withdrawal Amount (Note 5))
(Single Life Version) – maximum charge	1.60%
(Single Life Version) – current charge	1.40%
(Joint Life Version) – maximum charge	1.80%
(Joint Life Version) – current charge	1.55%
Guaranteed Withdrawal Benefit I Rider Charge
(as a percentage of the Guaranteed Withdrawal Amount) (Note 6)
Guaranteed Withdrawal Benefit I (GWB I)	0.25%

Note 1. We call this fee the “Account Fee” in your Contract, as well as in other places in the prospectus. It is charged every Contract Year on your Contract Anniversary if the Account Value is less than $50,000. Different policies apply during the Income Phase of the contract. For instance, if your Account Value on the Annuity Date is at least $50,000, then we will not deduct the account fee. After the Annuity Date, the charge will be collected monthly out of the Annuity Payment, regardless of the size of your contract. See “Expenses” section of the prospectus, under the sub-heading “Account Fee”.
In the section entitled “Important Information You Should Consider About Your Contract” earlier in this prospectus, we are required to present this fee as part of the Base Contract.
Note 2. We call these the “Separate Account Charges” in your Contract, as well as in other places in the prospectus. This charge is deducted solely from Account Value in the Separate Account. See “Expenses” section of the prospectus, under the sub-heading “Base Contract Expenses” for more information.
Note 3. These charges are deducted solely from Account Value in the Separate Account. See “Expenses” section of the prospectus, under the sub-heading “Optional Benefits” for more information.
Note 4. These charges are deducted solely from Account Value in the Separate Account. You may only elect one living benefit rider at a time. Certain rider charges for contracts issued on or before November 8, 2013 are different.
Note 5. The Total Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment. The Total Guaranteed Withdrawal Amount may increase with additional Purchase Payments and may be adjusted for withdrawals. See “Living Benefits — Guaranteed Withdrawal Benefits” for a definition of the term Total Guaranteed Withdrawal Amount. The Lifetime Withdrawal Guarantee rider charges may increase upon an Automatic Annual Step-Up, but they will not exceed the maximum charges listed in this table. See “Expenses” section of the prospectus, under the sub-heading “Optional Benefits” for more information.
Note 6. The Guaranteed Withdrawal Benefit I rider is not available for purchase. The Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment. The Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See “Living Benefits — Guaranteed Withdrawal Benefits” for a definition of the term Guaranteed Withdrawal Amount.

The next table shows the minimum and maximum total operating expenses charged by the Investment Portfolios that you may pay periodically during the time that you own the Contract. A complete list of Investment Portfolios available under the Contract, including their annual expenses, may be found in Appendix A.

Annual Investment Portfolio Expenses
	Minimum	Maximum
Total Annual Investment Portfolio Expenses
(expenses that are deducted from Investment Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.53%	1.25%

Examples
These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Transaction Expenses, Annual Contract Expenses, and Annual Portfolio Company Expenses.
We have provided two sets of Examples. Both Examples assume that you invest $100,000 in the Contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year.
The first Example assumes the most expensive Annual Portfolio Company Expenses and the most expensive optional benefits available for an additional charge (“maximum”). This Example also shows costs assuming the least expensive Annual Portfolio Expenses and the most expensive optional benefits available for an additional charge (“minimum”).
The second Example assumes the most expensive Annual Portfolio Company Expenses and that you select no optional benefits for an additional charge (“maximum”). This Example also shows costs assuming the least expensive Annual Portfolio Expenses and that you select no optional benefits for an additional charge (“minimum”).
Although your actual costs may be higher or lower, based on these assumptions, your costs would be the following:
(1) If you surrender your Contract at the end of the applicable time period:
Time Periods
	1 year	3 years	5 years	10 years
maximum	$12,830	$21,019	$29,507	$52,583
minimum	$12,110	$18,905	$26,069	$46,199

If you do not surrender your Contract or if you annuitize at the end of the applicable time period:
Time Periods
	1 year	3 years	5 years	10 years
maximum	$4,830	$14,719	$25,007	$52,583
minimum	$4,110	$12,605	$21,569	$46,199
(2) If you surrender your Contract at the end of the applicable time period:
Time Periods
	1 year	3 years	5 years	10 years
maximum	$10,630	$14,318	$18,168	$29,021
minimum	$ 9,910	$12,147	$14,534	$21,698

If you do not surrender your Contract or if you annuitize at the end of the applicable time period:
Time Periods
	1 year	3 years	5 years	10 years
maximum	$2,630	$8,018	$13,668	$29,021
minimum	$1,910	$5,847	$10,034	$21,698
The Examples should not be considered a representation of past or future expenses or annual rates of return of any Investment Portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples.

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT
Unsuitable as Short-Term Savings Vehicle. The contract is intended for retirement savings or other long-term investment purposes. The benefits of tax deferral and living benefit protection also mean the contract is more beneficial to investors with a long time horizon. It is not suitable as a short-term savings vehicle. This means if you plan to withdraw money or surrender the contract for short-term needs, it may not be the right contract for you. A charge may be assessed on withdrawals and surrenders, and it could be substantial. Please discuss your insurance needs and financial objectives with your financial representative.
Investment Risk. You bear the risk of any decline in the Account Value of your contract resulting from the performance of the Investment Portfolios you have chosen. The Account Value could decline very significantly, and there is a risk of loss of the entire amount invested. This risk varies with each Investment Portfolio. This risk could have a significant negative impact on certain benefits and guarantees under the contract. The investment risks are described in the prospectuses for the Investment Portfolios.
Insurance Company Risk. It is possible that we could experience financial difficulty in the future and even become insolvent, and therefore unable to provide all of the guarantees and benefits that exceed the assets in the Separate Account that we promise. Likewise, our experiencing financial difficulty could impair our ability to fulfill our obligations under the Fixed Account offered under this Contract.
Tax Consequences. Withdrawals are generally taxable (to the extent of any earnings in the contract), and prior to age 59 1⁄2 a tax penalty may apply. In addition, even if the Contract is held for years before any withdrawal is made, the withdrawals are taxable as ordinary income rather than capital gains.
Cybersecurity and Certain Business Continuity Risks. Our variable annuity contract business is largely conducted through complex digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners’ requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems. We have established administrative and technical controls and business continuity and resilience plans to protect our operations against attempts by unauthorized third parties to improperly access, modify, disrupt the operation of, or prevent access to critical networks or systems or data within them (a “cyber-attack”). Despite these protocols, a cyber-attack could have a material, negative impact on BLIC and the Separate Account, as well as individual Owners and their contracts. Our operations also could be negatively affected by a cyber-attack at a third party, such as a service provider, business partner, another participant in the financial markets, or a governmental or regulatory authority. Cyber-attacks can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; phishing attacks; account takeover attempts; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. There may be an increased risk of cyber-attacks during periods of geo-political or military conflict. Disruptions or failures may also result from unintentional causes, such as market events that trigger a surge of activity that overloads current information technology and communication systems. Other disruptive events, including (but not limited to) natural disasters, military actions, and public health crises, may adversely affect our ability to conduct business, in particular if our employees or the employees of our service providers are unable or unwilling to perform their responsibilities as a result of any such event. Cyber-attacks, disruptions or failures to our business operations can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and/or possible loss, misappropriation or corruption of confidential Owner or business information; or impede order processing or cause other operational issues. Cyber-attacks, disruptions or failures may also impact the issuers of securities in which the Investment Portfolios invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Investment Portfolios will avoid losses affecting your contract due to cyber-attacks, disruptions or failures in the future. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times. Furthermore, we cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Investment Portfolios invest.
COVID-19 and Market Conditions. The COVID-19 pandemic has at times resulted in or contributed to significant financial market volatility, travel restrictions and disruptions, quarantines, an uncertain interest rate environment, elevated inflation, global business, supply chain, and employment disruptions affecting companies across various industries, government and central bank interventions, wide-ranging changes in consumer behavior, as well as general concern and uncertainty that has negatively affected the economic environment. At this time, it continues to not be possible to estimate (i) the severity or duration of the pandemic, including the severity, duration and frequency of any additional “waves” or emerging variants of COVID-19, or (ii) the efficacy or utilization of any therapeutic treatments and vaccines for COVID-19 or variants thereof. It likewise remains not possible to predict or estimate the longer-term effects of the pandemic, or any actions taken to contain or address the pandemic, on our business and financial condition, the financial markets, and economy at large. The Company has implemented risk management and contingency plans and continues to closely monitor this evolving situation, including the impact on services provided by third-party vendors. However, there can be no assurance that any future impact from the COVID-19 pandemic will not be material to the Company and/or with respect to the services the Company or its customers receive from third-party vendors.
Significant market volatility and negative investment returns in the financial markets resulting from the COVID-19 pandemic and market conditions could have a negative impact on returns of the underlying mutual funds in which the Separate Account invests. Depending on market conditions and your individual circumstances (e.g., your selected investment options and the timing of any transfers or withdrawals), you may experience (perhaps significant) negative returns under the contract. You should consult with your financial representative about how the COVID-19 pandemic and the recent market conditions may impact your future investment decisions related to the contract, such as making subsequent Purchase Payments, transfers, or withdrawals, based on your individual circumstances.
THE ANNUITY CONTRACT
This prospectus describes the variable annuity contract offered by us.
The variable annuity contract is a contract between you as the Owner, and us, the insurance company, where we promise to pay an income to you, in the form of Annuity Payments, beginning on a designated date that you select. Until you decide to begin receiving Annuity Payments, your annuity is in the Accumulation Phase. If you die during the Accumulation Phase, your Beneficiary (or Beneficiaries) will receive the death benefit under your contract (see “Death Benefit” for more information). Once you begin receiving Annuity Payments, your contract switches to the Income Phase. There is no death benefit during the Income Phase; however, depending on the Annuity Option you elect, any remaining guarantee may be paid to your Beneficiary (or Beneficiaries) (see “Annuity Payments (The Income Phase)” for more information).
The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See “Federal Income Tax Status.”)
The contract is called a variable annuity because you can choose among the Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the investment performance of the Investment Portfolio(s) you select. The amount of the Annuity Payments you receive during the Income Phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion. However, there are certain optional features that provide guarantees that can reduce your investment risk (see “Living Benefits”).
In most states, the contract also contains a Fixed Account option (not available in Oregon or Washington; contact your financial representative for more information). The Fixed Account is part of our general account and offers an interest rate that is guaranteed by us. The minimum interest rate depends on the date your contract is issued but will not be less than 1%. Your financial representative can tell you the current and minimum interest rates that apply. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and neither the Fixed Account nor the general account has been registered as an investment company under the Investment Company Act of 1940. If you select the Fixed Account, your money will be placed with our other general account assets, and the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the total interest credited to your contract. The Fixed Account is part of our general account. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. If you select a fixed Annuity Payment option during the Income Phase, payments are made from our general account assets. All guarantees as to Purchase Payments or Account Value allocated to the Fixed Account, interest credited to the Fixed Account, and fixed Annuity Payments are subject to our financial strength and claims-paying ability.
The amount of the Annuity Payments you receive during the Income Phase from a fixed Annuity Payment option of the contract will remain level for the entire Income Phase. (Please see “Annuity Payments (The Income Phase)” for more information.)
As Owner of the contract, you exercise all interests and rights under the contract. You can change the Owner at any time, subject to our underwriting rules (a change of ownership may terminate certain optional riders). The contract may be owned generally by Joint Owners (limited to two natural persons). We provide more information on this under “Other Information — Ownership.”
All contract provisions will be interpreted and administered in accordance with the requirements of the Internal Revenue Code (the “Code”). Any Code references to “spouses” include those persons who enter into lawful marriages under state law, regardless of sex.
PURCHASE
The maximum issue age for the contract and certain of its riders may be reduced in connection with the offer of the contract through certain broker dealers (“selling firms”). In connection with the offer of the contract through certain selling firms, minimum issue ages for the contract and certain of its riders may also be imposed. You should discuss this with your financial representative.
We reserve the right to reject any application.
Purchase Payments
A Purchase Payment is the money you give us to invest in the contract. The initial Purchase Payment is due on the date the contract is issued. You may also be permitted to make subsequent Purchase Payments. Initial and subsequent Purchase Payments are subject to certain requirements. These requirements are explained below. We may restrict your ability to make subsequent Purchase Payments. The manner in which subsequent Purchase Payments may be restricted is discussed below.
General Requirements for Purchase Payments. The following requirements apply to initial and subsequent Purchase Payments:
•	The minimum initial Purchase Payment we will accept is $5,000. The selling firm with which your financial representative is associated may require a different amount.
•	The maximum total Purchase Payments for the contract is $1,000,000, without prior approval from us.
•	The minimum subsequent Purchase Payment is $500 unless you have elected an electronic funds transfer program approved by us, in which case the minimum subsequent Purchase Payment is $100 per month.
•	You are required to estimate on the application the total Purchase Payments you intend to make in the first contract year. This estimate will determine the Mortality and Expense charge you pay during the first contract year. At the first contract anniversary, the Mortality and Expense charge may be increased if you do not reach your Purchase Payment estimate. Also, additional Purchase Payments in excess of your estimate and additional Purchase Payments after the first contract year will not lower your Mortality and Expense charge. Please see “Expenses — Product Charges — How to Reduce the Mortality and Expense Charge” for more information. (This requirement does not apply to applications in Oregon.)
•	We will accept a different amount if required by federal tax law.
•	We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including, but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See “Access to Your Money.”)
•	We will not accept Purchase Payments made with cash, money orders, or travelers checks.
Restrictions on Subsequent Purchase Payments. We may restrict your ability to make subsequent Purchase Payments. We will notify you in advance if we impose restrictions on subsequent Purchase Payments. You and your financial representative should carefully consider whether our ability to restrict subsequent Purchase Payments is consistent with your investment objectives.
•	We reserve the right to reject any Purchase Payment and to limit future Purchase Payments. This means that we may restrict your ability to make subsequent Purchase Payments for any reason, subject to applicable requirements in your state. We may make certain exceptions to restrictions on subsequent Purchase Payments in accordance with our established administrative procedures.
Termination for Low Account Value
We may terminate your contract by paying you the Account Value in one sum if, prior to the Annuity Date, you do not make Purchase Payments for two consecutive Contract Years, the total amount of Purchase Payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the Account Value on or after the end of such two year period is less than $2,000. (A Contract Year is defined as a one-year period starting on the date the contract is issued and on each contract anniversary thereafter.) Accordingly, no contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA, SEP, SIMPLE IRA or other Qualified Contract. We will not terminate the contract if it includes a Lifetime Withdrawal Guarantee rider. In addition, we will not terminate any contract that includes a Guaranteed Withdrawal Benefit I rider or any guaranteed death benefit if at the time the termination would otherwise occur the Benefit Base of the Guaranteed Withdrawal Benefit I rider, or the guaranteed amount under any death benefit, is greater than the Account Value. For all other contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.
Allocation of Purchase Payments
When you purchase a contract, we will allocate your Purchase Payment to the Fixed Account and/or any of the Investment Portfolios you have selected. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time your initial Purchase Payment is allocated. Each allocation must be at least $500 and must be in whole numbers. In addition, see Appendix A and B to this prospectus for more information about available Investment Portfolios.
We have reserved the right to restrict payments to the Fixed Account if any of the following conditions exist:
•	the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate indicated in your contract; or
•	your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit; we will notify you of any such maximum allocation limit); or
•	a transfer was made out of the Fixed Account within the previous 180 days.
Once we receive your Purchase Payment and the necessary information (or a designee receives a payment and the necessary information in accordance with the designee’s administrative procedures), we will issue your contract and allocate your first Purchase Payment within 2 Business Days. A Business Day is each day that the New York Stock Exchange is open for business. A Business Day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See “Other Information — Requests and Elections.”) However, if you allocate Purchase Payments to a discontinued Investment Portfolio, we will request reallocation instructions, or if we are unable to obtain such instructions, we will return your Purchase Payment to you.
If you make additional Purchase Payments, we will allocate them in the same way as your first Purchase Payment unless you tell us otherwise. However, if you make an additional Purchase Payment while a Dollar Cost Averaging (DCA) program is in effect, we will not allocate the additional Purchase Payment to the DCA program, unless you tell us to do so. Instead, unless you give us other instructions, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the DCA program. (See “Investment Options — Dollar Cost Averaging Program.”) You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time you submit a subsequent Purchase Payment. If you wish to allocate the payment to more than 18 Investment Portfolios (including the Fixed Account), we must have your request to allocate future Purchase Payments to more than 18 Investment Portfolios on record before we can apply your subsequent Purchase Payment to your chosen allocation. If there are Joint Owners, unless we are instructed to the contrary, we will accept allocation instructions from either Joint Owner.
We reserve the right to make certain changes to the Investment Portfolios. (See “Investment Options — Substitution of Investment Options.”)
Free Look
If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or the period required in your state). We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. When you cancel the contract within this Free Look period, we will not assess a withdrawal charge. Unless otherwise required by state law, you will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios (and any interest credited by the Fixed Account, if applicable) according to your Purchase Payment allocation during the Free Look period. This means that you bear the risk of any decline in the value of your contract due to Investment Portfolio performance during the Free Look period. We do not refund any charges or deductions assessed during the Free Look period. In certain states, we are required to give you back your Purchase Payment if you decide to cancel your contract during the Free Look period.
Accumulation Units
The portion of your Account Value allocated to the Separate Account will go up or down depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of this portion of your Account Value, we use a unit of measure we call an
Accumulation Unit. (An Accumulation Unit works like a share of a mutual fund.) In addition to the investment performance of the Investment Portfolio, the deduction of Separate Account charges also affects an Investment Portfolio’s Accumulation Unit value, as explained below.
Every Business Day as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), we determine the value of an Accumulation Unit for each of the Investment Portfolios by multiplying the Accumulation Unit value for the immediately preceding Business Day by a factor for the current Business Day. The factor is determined by:
1)    dividing the net asset value per share of the Investment Portfolio at the end of the current Business Day, plus any dividend or capital gains per share declared on behalf of the Investment Portfolio as of that day, by the net asset value per share of the Investment Portfolio for the previous Business Day, and
2)    multiplying it by one minus the Separate Account product charges (including any rider charge for the Annual Step-Up Death Benefit and/or the Additional Death Benefit — Earnings Preservation Benefit) for each day since the last Business Day and any charges for taxes.
The value of an Accumulation Unit may go up or down from day to day.
When you make a Purchase Payment, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to an Investment Portfolio by the value of the Accumulation Unit for that Investment Portfolio.
Purchase Payments and transfer requests are credited to a contract on the basis of the Accumulation Unit value next determined after receipt of a Purchase Payment or transfer request. Purchase Payments or transfer requests received before the close of the New York Stock Exchange will be credited to your contract that day, after the New York Stock Exchange closes. Purchase Payments or transfer requests received after the close of the New York Stock Exchange, or on a day when the New York Stock Exchange is not open, will be treated as received on the next day the New York Stock Exchange is open (the next Business Day).

Example:
On Monday we receive an additional Purchase Payment of $5,000 from you before 4:00 p.m. Eastern Time. You have told us you want this to go to the MFS® Research International Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an Accumulation Unit for the MFS® Research International Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 Accumulation Units for the MFS® Research International Portfolio.
Account Value
Account Value is equal to the sum of your interests in the Investment Portfolios and the Fixed Account. Your interest in each Investment Portfolio is determined by multiplying the number of Accumulation Units for that portfolio by the value of the Accumulation Unit.
Replacement of Contracts
Exchange Programs. From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us or one of our affiliates may be exchanged for the contracts offered by this prospectus. Currently, with respect to exchanges from certain of our variable annuity contracts to this contract, an existing contract is eligible for exchange if a withdrawal from, or surrender of, the contract would not trigger a withdrawal charge. The Account Value of this contract attributable to the exchanged assets will not be subject to any withdrawal charge. Any additional Purchase Payments contributed to the new contract will be subject to all fees and charges, including the withdrawal charge described in this prospectus. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits, and other guarantees provided by the contract you currently own to the benefits and guarantees that would be provided by the new contract offered by this prospectus. Then, you should compare the fees and charges (for example, the death benefit charges, the living benefit charges, and the mortality and expense charge) of your current contract to the fees and charges of the new contract, which may be higher than your current contract. The programs we offer will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for federal income tax purposes; however, you should consult your tax adviser before making any such exchange.
Other Exchanges. Generally, you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, unless the exchange occurs under one of our exchange programs as described above, you might have to pay a withdrawal charge on your old annuity, and there will be a new withdrawal charge period for this contract. Other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your financial representative whether the exchange would be advantageous, given the contract features, benefits and charges.
Owning Multiple Contracts
You may be considering purchasing this contract when you already own a variable annuity contract. You should carefully consider whether purchasing an additional contract in this situation is appropriate for you by comparing the features of the contract you currently own, including the death benefits, living benefits, and other guarantees provided by the contract, to the features of this contract. You should also compare the fees and charges of your current contract to the fees and charges of this contract, which may be higher than your current contract. You may also wish to discuss purchasing a contract in these circumstances with your financial representative.
INVESTMENT OPTIONS
The Contract currently offers 38 Investment Portfolios. Additional or fewer Investment Portfolios may be available in the future. Information regarding each Investment Portfolio, including its name, its type (e.g. money market fund, bond fund, balanced fund, etc.) or a brief statement concerning its investment objective, its investment adviser and any subadviser, current expenses and performance is available in Appendix A to this prospectus. Each Investment Portfolio has issued a prospectus that contains more detailed information about the Investment Portfolio.

You should read the prospectuses for these funds carefully before investing. The prospectus and other information can be found online at https://dfinview.com/BHF/TAHD/BHF179. You can also request copies of this information at no cost by calling (888) 243-1932 or sending an email request to rcg@brighthousefinancial.com.
The investment objectives and policies of certain of the Investment Portfolios may be similar to the investment objectives and policies of other mutual funds that certain of the Investment Portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers. Also, in selecting your Investment Portfolios, you should be aware that certain Investment Portfolios may have similar investment objectives but differ with respect to fees and charges.
Shares of the Investment Portfolios may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various Owners participating in, and the interests of qualified plans investing in the Investment Portfolios may conflict. The Investment Portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.
Certain Payments We Receive with Regard to the Investment Portfolios. An investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Investment Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. Prior to March 6, 2017, Brighthouse Investment Advisers, LLC was known as MetLife Advisers, LLC. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the contracts and, in our role as an intermediary, with respect to the Investment Portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Investment Portfolio assets. Contract Owners, through their indirect investment in the Investment Portfolios, bear the costs of these advisory fees (see the prospectuses for the Investment Portfolios for more information). The amount of the payments we receive is based on a percentage of assets of the Investment Portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay us more than others. These percentages currently range up to 0.50%.
Additionally, an investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Investment Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.
We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser, Brighthouse Investment Advisers, LLC, which is formed as a “limited liability company.” Our ownership interests in Brighthouse Investment Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Investment Portfolios. We will benefit accordingly from assets allocated to the Investment Portfolios to the extent they result in profits to the adviser.
Certain Investment Portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An Investment Portfolio's 12b-1 Plan, if any, is described in more detail in the Investment Portfolio's prospectus. Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. (See “Other Information — Distributor” for more information.) Payments under an Investment Portfolio's 12b-1 Plan decrease the Investment Portfolio's investment return.
We select the Investment Portfolios offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Investment Portfolio's adviser or subadviser is one of our affiliates or whether the Investment Portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment adviser are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than to those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Investment Portfolios periodically and may remove an Investment Portfolio or limit its availability to new Purchase Payments and/or transfers of Account Value if we determine that the Investment Portfolio no longer meets one or more of the selection criteria, and/or if the Investment Portfolio has not attracted significant allocations from contract Owners. In some cases, we have included Investment Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Investment Portfolios they recommend (including through inclusion of Investment Portfolios in any asset allocation models they develop) and may benefit accordingly from the allocation of Account Value to such Investment Portfolios.
We do not provide any investment advice and do not recommend or endorse any particular Investment Portfolio. You bear the risk of any decline in the Account Value of your contract resulting from the performance of the Investment Portfolios you have chosen.
Transfers
General. You can transfer a portion of your Account Value among the Fixed Account and the Investment Portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of frequent or large transfers, or other transfers we determine are or would be to the disadvantage of other contract Owners. (See “Restrictions on Frequent Transfers” and “Restrictions on Large Transfers” below.) We also may be required to suspend the right to transfers in certain circumstances (see “Access to Your Money – Suspension of Payments or Transfers”). We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.
You can make a transfer to or from any Investment Portfolio or the Fixed Account, subject to the limitations below. All transfers made on the same Business Day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the Business Day. The following apply to any transfer:
•	Your request for transfer must clearly state which Investment Portfolio(s) or the Fixed Account are involved in the transfer.
•	Your request for transfer must clearly state how much the transfer is for.
•	The minimum amount you can transfer is $500 from an Investment Portfolio, or your entire interest in the Investment Portfolio, if less (this does not apply to pre-scheduled transfer programs).
•	The minimum amount that may be transferred from the Fixed Account is $500, or your entire interest in the Fixed Account. Transfers out of the Fixed Account during the Accumulation Phase are limited to the greater of: (a) 25% of the Fixed Account value at the beginning of the Contract Year, or (b) the amount transferred out of the Fixed Account in the prior Contract Year. Currently we are not imposing these restrictions on transfers out of the Fixed Account, but we have the right to reimpose them at any time. You should be aware that, if transfer restrictions are imposed, it may take a while (even if you make no additional Purchase Payments or transfers into the Fixed Account) to make a complete transfer of your Account Value from the Fixed Account. When deciding whether to invest in the Fixed Account it is important to consider whether the transfer restrictions fit your risk tolerance and time horizon.
•	You may not make a transfer to more than 18 Investment Portfolios (including the Fixed Account) at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 Investment Portfolios (including the Fixed Account) may be made by calling or writing our Annuity Service Center.

During the Accumulation Phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another Investment Portfolio). In such a case, the redemption order would be processed at the source Investment Portfolio's next determined Accumulation Unit value. However, the purchase of the new Investment Portfolio would be effective at the next determined Accumulation Unit value for the new Investment Portfolio only after we receive the proceeds from the source Investment Portfolio, or we otherwise receive cash on behalf of the source Investment Portfolio.
For transfers during the Accumulation Phase, we have reserved the right to restrict transfers to the Fixed Account if any one of the following conditions exist:
•	the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate indicated in your contract; or
•	your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit; we will notify you of any such maximum allocation limit); or
•	a transfer was made out of the Fixed Account within the previous 180 days.
During the Income Phase, you cannot make transfers from a fixed Annuity Payment option to the Investment Portfolios. You can, however, make transfers during the Income Phase from the Investment Portfolios to a fixed Annuity Payment option and among the Investment Portfolios.
Transfers by Telephone or Other Means. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in Good Order. If you own the contract with a Joint Owner, unless we are instructed otherwise, we will accept instructions from either you or the other Owner. (See “Other Information — Requests and Elections.”)
All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the Business Day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), or on a day when the New York Stock Exchange is not open, to be received on the next day the New York Stock Exchange is open (the next Business Day).
Pre-Scheduled Transfer Program. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging Programs and Automatic Rebalancing Programs.
Restrictions on Frequent Transfers. Frequent requests from contract Owners to transfer Account Value may dilute the value of an Investment Portfolio’s shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price (“arbitrage trading”). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Investment Portfolios, which may in turn adversely affect contract Owners and other persons who may have an interest in the contracts (e.g., Annuitants and Beneficiaries).
We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Investment Portfolios. In addition, as described below, we monitor transfer activity in all American Funds Insurance Series® portfolios. We monitor transfer activity in the following portfolios (the “Monitored Portfolios”):
American Funds Global Growth Fund
American Funds Global Small Capitalization Fund
BlackRock High Yield Portfolio
Brighthouse/abrdn Emerging Markets Equity Portfolio
CBRE Global Real Estate Portfolio
ClearBridge Variable Small Cap Growth Portfolio
Franklin Small Cap Value VIP Fund
Harris Oakmark International Portfolio
Invesco Small Cap Growth Portfolio
Invesco V.I. EQV International Equity Fund
Invesco V.I. Main Street Small Cap Fund®
Loomis Sayles Global Allocation Portfolio
MFS® Research International Portfolio

Templeton Global Bond VIP Fund
Western Asset Management Strategic Bond Opportunities Portfolio
Western Asset Variable Global High Yield Bond Portfolio
We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Account Value; and (3) two or more “round-trips” involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within seven calendar days or a transfer out followed by a transfer in within seven calendar days, in either case subject to certain other criteria. We do not believe that other Investment Portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion.
As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current frequent transfer policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; any additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, American Funds portfolios also will be subject to our current frequent transfer policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy.
Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we will impose transfer restrictions on the entire contract and will require future transfer requests to or from any Investment Portfolio under that contract to be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction. Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.
The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Investment Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the contracts. We do not accommodate frequent transfers in any Investment Portfolio and there are no arrangements in place to permit any contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.
The Investment Portfolios may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Investment Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Investment Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Investment Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Investment Portfolio or its principal underwriter that obligates us to provide to the Investment Portfolio promptly upon request certain information about the trading activity of individual contract Owners, and to execute instructions from the

Investment Portfolio to restrict or prohibit further purchases or transfers by specific contract Owners who violate the frequent transfer policies established by the Investment Portfolio.
In addition, contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Investment Portfolios generally are “omnibus” orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Investment Portfolios in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Investment Portfolios (and thus contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Investment Portfolios. If an Investment Portfolio believes that an omnibus order reflects one or more transfer requests from contract Owners engaged in frequent trading, the Investment Portfolio may reject the entire omnibus order.
In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Investment Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single contract Owner). You should read the Investment Portfolio prospectuses for more details.
Restrictions on Large Transfers. Large transfers may increase brokerage and administrative costs of the Investment Portfolios and may disrupt portfolio management strategy, requiring an Investment Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Investment Portfolios except where the portfolio manager of a particular Investment Portfolio has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for “block transfers” where transfer requests have been submitted on behalf of multiple contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.
Dollar Cost Averaging Program
We offer a dollar cost averaging (DCA) program as described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. The dollar cost averaging program is available only during the Accumulation Phase.
We reserve the right to modify, terminate or suspend the dollar cost averaging program. There is no additional charge for participating in the dollar cost averaging program. If you participate in the dollar cost averaging program, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus. We will terminate your participation in a dollar cost averaging program when we receive notification of your death.
The DCA program allows you to systematically transfer a set amount each month from the Fixed Account or from the BlackRock Ultra-Short Term Bond Portfolio to any of the other available Investment Portfolio(s) you select. We provide certain exceptions from our normal Fixed Account restrictions to accommodate the dollar cost averaging program. These transfers are made on a date you select or, if you do not select a date, on the date that a Purchase Payment or Account Value is allocated to the DCA program. However, transfers will be made on the 1st day of the following month for Purchase Payments or Account Value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month.
For example, you can instruct us to transfer $1,000 on the first of each month from the BlackRock Ultra-Short Term Bond Portfolio to another Investment Portfolio that you have selected, such as the American Fund Growth Fund. Hypothetically, the $1,000 allocation may have bought 50 Accumulation Units of the American Fund Growth Fund in January, 65 Accumulation Units in February, and 45 Accumulation Units in March. In these three months, you allocated $3,000 to the American Fund Growth Fund which has resulted in 160 Accumulation Units. The value of each Accumulation Unit is an average of the three values used at the time of allocation. If you had allocated the entire $3,000 at one time, the total value might be higher or lower.
If you make an additional Purchase Payment while a DCA program is in effect, we will not allocate the additional payment to the DCA program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future Purchase Payments or provide new allocation instructions with the payment, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the DCA program. Any Purchase Payments received after the DCA program has ended will be allocated as described in “Purchase — Allocation of Purchase Payments.” If you allocate an additional Purchase Payment to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop.
Automatic Rebalancing Program
Once your money has been allocated to the Investment Portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance monthly, quarterly, semi-annually or annually.
An automatic rebalancing program is intended to transfer Account Value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you “buy low and sell high,” although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.
We will measure the rebalancing periods from the anniversary of the date we issued your contract. If a dollar cost averaging program is in effect, rebalancing allocations will be based on your current DCA allocations. If you are not participating in a dollar cost averaging program, we will make allocations based upon your current Purchase Payment allocations, unless you tell us otherwise.
The Automatic Rebalancing Program is available only during the Accumulation Phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. We will terminate your participation in the Automatic Rebalancing Program when we receive notification of your death.
For example, assume that you want your initial Purchase Payment split between two Investment Portfolios. You want 40% to be in the Western Asset Management U.S. Government Portfolio and 60% to be in the Invesco Small Cap Growth Portfolio. Over the next 2 1⁄2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Western Asset Management U.S. Government Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the Western Asset Management U.S. Government Portfolio to bring its value back to 40% and use the money to buy more units in the Invesco Small Cap Growth Portfolio to increase those holdings to 60%.
Voting Rights
We are the legal owner of the Investment Portfolio shares. However, we believe that when an Investment Portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.
Substitution of Investment Options
If investment in the Investment Portfolios or a particular Investment Portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another Investment Portfolio or Investment Portfolios without your consent. The substituted Investment Portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Investment Portfolios to allocation of Purchase Payments or Account Value, or both, at any time in our sole discretion.
EXPENSES
There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:
Product Charges
Base Contract Charges
Separate Account Product Charges. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to any death benefit riders). We do this as part of our calculation of the value of the Accumulation Units and the Annuity Units (i.e., during the Accumulation Phase and the Income Phase — although death benefit charges no longer continue in the Income Phase).
Mortality and Expense Charge. We assess a daily mortality and expense charge that is equal, on an annual basis, to a maximum of 1.20% of the average daily net asset value of each Investment Portfolio. This charge may be reduced based on the amount of your initial Purchase Payment or, as described below, the total amount of Purchase Payments made in the first Contract Year, as shown in the following table. (These reductions do not apply to contracts issued in Oregon. In Oregon, the Mortality and Expense Charge is always 1.20%.)
Estimated/Total Purchase Payments in First Contract Year	Mortality and Expense Charge
$0 - 99,999	1.20%
$100,000 - 249,999	1.05%
$250,000 - 499,999	0.95%
$500,000 or more	0.80%
This charge compensates us generally for mortality risks we assume for the Annuity Payment and death benefit guarantees made under the contract. These guarantees include making Annuity Payments that will not change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the contract. The charge also compensates us generally for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us generally for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.
We are waiving the following amount of the mortality and expense charge:
•	an amount, if any, equal to the underlying fund expenses that are in excess of 0.84% for the subaccount investing in Invesco Comstock Portfolio - Class B of Brighthouse Funds Trust I;
•	an amount, if any, equal to the underlying fund expenses that are in excess of 0.50% for the subaccount investing in BlackRock Ultra-Short Term Bond Portfolio - Class E of Brighthouse Funds Trust II; and
•	an amount, if any, equal to the underlying fund expenses that are in excess of 0.87% for the subaccount investing in Invesco Global Equity Portfolio - Class B of Brighthouse Funds Trust I.
How to Reduce the Mortality and Expense Charge. If you anticipate making significant amounts of Purchase Payments after the initial Purchase Payment but during the first Contract Year, you may be able to lower the mortality and expense charge assessed by indicating to us on the application the total amount of Purchase Payments you intend to make during the first Contract Year. We will assess the daily mortality and expense charge during the first Contract Year based on the total amount of Purchase Payments you have indicated you intend to make during the first Contract Year. You are not obligated to reach your Purchase Payment goal. If you do not reach your Purchase Payment goal, at the first contract anniversary the mortality and expense charge will be adjusted to reflect the amount of Purchase Payments actually made during the first Contract Year as set forth in the table above, and the adjusted mortality and expense charge will remain in effect for the duration of your contract. We will not adjust the charge on a retroactive basis to recover any amount of the mortality and expense charge assessed during the first Contract Year.
It is important to understand that additional Purchase Payments made after the first Contract Year will not lower your mortality and expense charge. Furthermore, while we may increase your mortality and expense charge if you do not reach your Purchase Payment goal, we will not lower the charge if your actual Purchase Payments exceed the amount you indicated. Therefore, you should carefully consider the amount of Purchase Payments you intend to make during the first Contract Year and enter that amount on your application. By underestimating the amount of your Purchase Payments during the first Contract Year, you may pay a higher mortality and expense charge for the duration of your contract than if you accurately estimate the amount of your Purchase Payments during the first Contract Year.
If you elect to apply your Account Value to an annuity option (see “Annuity Payments (The Income Phase)”) prior to the first contract anniversary and you have not reached your Purchase Payment goal, the mortality and expense charge applied during the Income Phase will be increased to the charge that corresponds to the total Purchase Payments received prior to the Annuity Date.
Administration Charge. This charge is equal, on an annual basis, to 0.15% of the average daily net asset value of each Investment Portfolio. This charge, together with the account fee (see below), is generally for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.
Administrative Expenses
Account Fee
During the Accumulation Phase, every Contract Year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior Contract Year if the Account Value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the Account Value regardless of the amount of your Account Value. During the Accumulation Phase, the account fee is deducted pro rata from the Investment Portfolios. This charge is generally for administration charge (see above). This charge cannot be increased.
A pro rata portion of the charge will be deducted from the Account Value on the Annuity Date or upon a full withdrawal if this date is other than a contract anniversary. If your Account Value on the Annuity Date is at least $50,000, then we will not deduct the account fee. After the Annuity Date, the charge will be collected monthly out of the Annuity Payment, regardless of the size of your contract.
Optional Benefits
Death Benefit Rider Charges. If you select one of the following death benefit riders, we will deduct a charge that compensates us generally for the costs and risks we assume in providing the benefit. This charge (assessed during the Accumulation Phase) is equal, on an annual basis, to the percentages below of the average daily net asset value of each Investment Portfolio:
Annual Step-Up Death Benefit	0.15%
Additional Death Benefit–Earnings Preservation Benefit	0.25%
Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit — Rider Charge
There are two optional guaranteed withdrawal benefits under the contract: the Lifetime Withdrawal Guarantee rider and the Guaranteed Withdrawal Benefit I rider (GWB I). The Lifetime Withdrawal Guarantee rider is currently available for purchase in all states. The GWB I is not available for purchase. If you elect either rider, a charge is deducted from your Account Value during the Accumulation Phase on each contract anniversary. This charge compensates us generally for the costs and risks we assume in providing the benefit.
The Lifetime Withdrawal Guarantee and GWB I rider charges are deducted from your Account Value pro rata from each Investment Portfolio and the Fixed Account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account. If you make a full withdrawal (surrender) of your Account Value, you apply your Account Value to an Annuity Option, there is a change in Owners, Joint Owners or Annuitants (if the Owner is a non-natural person), or the contract terminates (except for a termination due to death), a pro rata portion of the rider charge will be assessed based on the number of full months from the last contract anniversary to the date of the change. If the Lifetime Withdrawal Guarantee rider is terminated because of the death of the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract) or is terminated pursuant to the cancellation provisions of each rider, no rider charge will be assessed based on the period from the contract anniversary to the date the termination takes effect.
If the Lifetime Withdrawal Guarantee rider is in effect, the Lifetime Withdrawal Guarantee rider charge will continue even if your Remaining Guaranteed Withdrawal Amount (see “Living Benefits — Guaranteed Withdrawal Benefits — Description of the Lifetime Withdrawal Guarantee”) equals zero. If there are insufficient funds to deduct the Lifetime Withdrawal Guarantee rider charge from the Account Value, whatever Account Value is available will be applied to pay the rider charge, and you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of the rider have been met; however, you will have no other benefits under the contract. If the GWB I rider is in effect, the GWB I rider charge will not continue if your Benefit Base (see “Living Benefits — Guaranteed Withdrawal Benefits — Description of GWB I”) equals zero.
Lifetime Withdrawal Guarantee — Current Rider Charges
For contracts issued in all states, the current charge for the Lifetime Withdrawal Guarantee rider is equal to 1.40% (Single Life version) or 1.55% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see “Living Benefits — Guaranteed Withdrawal Benefits — Description of the Lifetime Withdrawal Guarantee”) on the applicable contract anniversary, after applying any Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary.
If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee, we may increase the Lifetime Withdrawal Guarantee rider charge applicable beginning after the contract anniversary on which the Automatic Annual Step-Up occurs to the rider charge that would be applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 1.60% (Single Life version) or 1.80% (Joint Life version) of the Total Guaranteed Withdrawal Amount. (See below for information on rider charges for previously issued contracts.)
Lifetime Withdrawal Guarantee — Previously Issued Contracts — All States Except Nevada and Oregon
Contracts based on applications received after May 1, 2009 and by July 15, 2011: For contracts issued based on applications and necessary information received at our Annuity Service Center in Good Order after the close of the New York Stock Exchange on May 1, 2009 and before the close of the New York Stock Exchange on July 15, 2011, the charge for the Lifetime Withdrawal Guarantee rider is equal to 1.10% (Single Life version) or 1.25% (Joint Life version) of the Total Guaranteed Withdrawal Amount on the applicable contract anniversary, after applying any Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary. For these contracts, the maximum Lifetime Withdrawal Guarantee rider charges are 1.10% (Single Life version) or 1.50% (Joint Life version) of the Total Guaranteed Withdrawal Amount.
Contracts based on applications received on or before May 1, 2009: For contracts issued based on applications and necessary information received at our Annuity Service Center in Good Order before the close of the New York Stock Exchange on May 1, 2009, the charge for the Lifetime Withdrawal Guarantee rider is equal to 0.65% (Single Life version) or 0.85% (Joint Life version) of the Total Guaranteed Withdrawal Amount on the applicable contract anniversary, after applying any Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary. For these contracts, the maximum Lifetime Withdrawal Guarantee rider charges are 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the Total Guaranteed Withdrawal Amount.
Lifetime Withdrawal Guarantee — Previously Issued Contracts — Nevada

Contracts issued in Nevada based on applications received after May 1, 2009 and by November 8, 2013: For contracts issued in Nevada based on applications and necessary information received at our Annuity Service Center in Good Order after the close of the New York Stock Exchange on May 1, 2009 and before the close of the New York Stock Exchange on November 8, 2013, the charge for the Lifetime Withdrawal Guarantee rider is equal to 1.10% (Single Life version) or 1.25% (Joint Life version) of the Total Guaranteed Withdrawal Amount on the applicable contract anniversary, after applying any Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary. For these contracts, the maximum Lifetime Withdrawal Guarantee rider charges are 1.10% (Single Life version) or 1.50% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If, at the time your contract was issued, the rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Automatic Annual Step-Up.
Contracts issued in Nevada based on applications received on or before May 1, 2009: For contracts issued in Nevada based on applications and necessary information received at our Annuity Service Center in Good Order before the close of the New York Stock Exchange on May 1, 2009, the charge for the Lifetime Withdrawal Guarantee rider is equal to 0.65% (Single Life version) or 0.85% (Joint Life version) of the Total Guaranteed Withdrawal Amount on the applicable contract anniversary, after applying any Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary. For these contracts, the maximum Lifetime Withdrawal Guarantee rider charges are 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the Total Guaranteed Withdrawal Amount
Lifetime Withdrawal Guarantee — Previously Issued Contracts — Oregon
Contracts issued in Oregon based on applications received on or before November 9, 2012: For contracts issued in Oregon based on applications and necessary information received at our Annuity Service Center in Good Order before the close of the New York Stock Exchange on November 9, 2012, the charge for the Lifetime Withdrawal Guarantee rider is equal to 0.65% (Single Life version) or 0.85% (Joint Life version) of the Total Guaranteed Withdrawal Amount on the applicable contract anniversary, after applying any Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary. For these contracts, the maximum Lifetime Withdrawal Guarantee rider charges are 0.70% (Single Life version) or 0.90% (Joint Life version) of the Total Guaranteed Withdrawal Amount.
Guaranteed Withdrawal Benefit I — All States
The charge for the GWB I rider is equal to 0.25% of the Guaranteed Withdrawal Amount (see “Living Benefits — Guaranteed Withdrawal Benefits — Description of GWB I”) on the applicable contract anniversary.
Withdrawal Charge
We impose a withdrawal charge to reimburse us generally for contract sales expenses, including commissions and other distribution, promotion, and acquisition expenses. During the Accumulation Phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). If the amount you withdraw is determined to include the withdrawal of any of your prior Purchase Payments, a withdrawal charge is assessed against each Purchase Payment withdrawn. To determine what portion (if any) of a withdrawal is subject to a withdrawal charge, amounts are withdrawn from your contract in the following order:
1.    Earnings in your contract (earnings are equal to your Account Value, less Purchase Payments not previously withdrawn); then
2.    The free withdrawal amount described below (deducted from Purchase Payments not previously withdrawn, in the order such Purchase Payments were made, with the oldest Purchase Payment first, as described below); then
3.    Purchase Payments not previously withdrawn, in the order such Purchase Payments were made: the oldest Purchase Payment first, the next Purchase Payment second, etc. until all Purchase Payments have been withdrawn.
The withdrawal charge is calculated at the time of each withdrawal in accordance with the following:

Number of Complete Years from Receipt of Purchase Payment	Withdrawal Charge (% of Purchase Payment)
0	8
1	8
2	7
3	6
4	5
5	4
6	3
7	2
8 and thereafter	0
For a partial withdrawal, the withdrawal charge is deducted from the remaining Account Value, if sufficient, or from the amount withdrawn.
If the Account Value is smaller than the total of all Purchase Payments, the withdrawal charge only applies up to the Account Value.
We do not assess the withdrawal charge on any payments paid out as Annuity Payments or as death benefits. In addition, we will not assess the withdrawal charge on required minimum distributions from Qualified Contracts in order to satisfy federal income tax rules or to avoid required federal income tax penalties. This exception only applies to amounts required to be distributed from this contract. We do not assess the withdrawal charge on earnings in your contract.
NOTE: For tax purposes, earnings from Non-Qualified Contracts are generally considered to come out first.
Free Withdrawal Amount. The free withdrawal amount for each Contract Year after the first (there is no free withdrawal amount in the first Contract Year) is equal to 10% of your total Purchase Payments, less the total free withdrawal amount previously withdrawn in the same Contract Year. Also, we currently will not assess a withdrawal charge on amounts withdrawn during the first Contract Year under the Systematic Withdrawal Program if monthly or quarterly payments are chosen. Any unused free withdrawal amount in one Contract Year does not carry over to the next Contract Year.
Reduction or Elimination of the Withdrawal Charge
General. We may elect to reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the contract, or if a prospective purchaser already had a relationship with us.
Nursing Home or Hospital Confinement Rider. We will not impose a withdrawal charge if, after you have owned the contract for one year, you or your Joint Owner becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6-month break in confinement and the confinements are for related causes. The confinement must begin after the first contract anniversary and you must have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). The confinement must be prescribed by a physician and be medically necessary. You must exercise this right no later than 90 days after you or your Joint Owner exits the nursing home or hospital. This waiver terminates on the Annuity Date. There is no charge for this rider. This rider is not available in Massachusetts. This rider is also not available for contracts issued in South Dakota based on applications and necessary information received in Good Order at our Annuity Service Center after the close of the New York Stock Exchange on December 31, 2012.
Hypothetically, assume you purchased the Contract and shortly after one year of owning the Contract, you become confined to a nursing home and then request to take a withdrawal that would have normally been subject to a 8% Withdrawal Charge. In that instance, if you satisfy the conditions of the rider, we would not impose that Withdrawal Charge that would have otherwise applied to that withdrawal.
Terminal Illness Rider. After the first contract anniversary, we will waive the withdrawal charge if you or your Joint Owner are terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). This waiver terminates on the Annuity Date. There is no charge for this rider. This rider is not available in Massachusetts.
Hypothetically, assume you purchased the Contract and shortly after one year of owning the Contract, you become terminally ill and then request to take a withdrawal that would have normally been subject to a 8% Withdrawal Charge. In that instance, if you satisfy the conditions of the rider, we would not impose that Withdrawal Charge that would have otherwise applied to that withdrawal.

The Nursing Home or Hospital Confinement rider and the Terminal Illness rider are only available for Owners who are age 80 or younger (on the contract issue date). Additional conditions and requirements apply to the Nursing Home or Hospital Confinement rider and the Terminal Illness rider. They are specified in the rider(s) that are part of your contract.
Premium and Other Taxes
We reserve the right to deduct from Purchase Payments, Account Value, withdrawals, death benefits or Annuity Payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. Premium taxes generally range from 0 to 3.5%, depending on the state. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the Account Value at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until Annuity Payments begin.
Transfer Fee
We currently allow unlimited transfers without charge during the Accumulation Phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee compensates us generally for the costs of processing transfers. The transfer fee is deducted from the Investment Portfolio or the Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.
If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.
Income Taxes
We reserve the right to deduct from the contract for any income taxes which we incur because of the contract. In general, we believe under current federal income tax law, we are entitled to hold reserves with respect to the contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the contract, and in that event we may deduct such tax from the contract. At the present time, however, we are not incurring any such income tax or making any such deductions.
Investment Portfolio Expenses
There are deductions from and expenses paid out of the assets of each Investment Portfolio, which are described in the fee table in this prospectus and the Investment Portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each Investment Portfolio.
ANNUITY PAYMENTS
(THE INCOME PHASE)
Annuity Date
Under the contract you can receive regular income payments (referred to as Annuity Payments). You can choose the month and year in which those payments begin. We call that date the Annuity Date. Your Annuity Date must be at least 30 days after we issue the contract and will be the first day of the calendar month unless, subject to our current established administrative procedures, we allow you to select another day of the month as your Annuity Date.
When you purchase the contract, the Annuity Date will be the later of the first day of the calendar month after the Annuitant’s 90th birthday or 10 years from the date your contract was issued. You can change or extend the Annuity Date at any time before the Annuity Date with 30 days prior notice to us (subject to restrictions imposed by your selling firm and our current established administrative procedures).
Please be aware that once your contract is annuitized, your Beneficiary (or Beneficiaries) is ineligible to receive the death benefit you have selected. Additionally, if you have selected the Guaranteed Withdrawal Benefit I or Lifetime Withdrawal Guarantee rider, annuitizing your contract terminates the rider, including any death benefit provided by the rider and any Guaranteed Principal Adjustment (for the Lifetime Withdrawal Guarantee rider) that may also be provided by the rider.

Annuity Payments
You (unless another payee is named) will receive the Annuity Payments during the Income Phase. The Annuitant is the natural person(s) whose life we look to in the determination of Annuity Payments.
During the Income Phase, you have the same investment choices you had just before the start of the Income Phase. At the Annuity Date, you can choose whether payments will be:
•	fixed Annuity Payments, or
•	variable Annuity Payments, or
•	a combination of both.
If you don’t tell us otherwise, your Annuity Payments will be based on the investment allocations that were in place just before the start of the Income Phase.
If you choose to have any portion of your Annuity Payments based on the Investment Portfolio(s), the dollar amount of your initial payment will vary and will depend upon three things:
1)    the value of your contract in the Investment Portfolio(s) just before the start of the Income Phase,
2)    the assumed investment return (AIR) (you select) used in the annuity table for the contract, and
3)    the Annuity Option elected.
Subsequent variable Annuity Payments will vary with the performance of the Investment Portfolios you selected. (For more information, see “Variable Annuity Payments” below.)
At the time you choose an Annuity Option, you select the AIR, which must be acceptable to us. Currently, you can select an AIR of 3% or 4% (state restrictions may apply). You can change the AIR with 30 days’ notice to us prior to the Annuity Date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable Annuity Payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable Annuity Payments will decrease.
Your variable Annuity Payment is based on Annuity Units. An Annuity Unit is an accounting device used to calculate the dollar amount of Annuity Payments. (For more information, see “Variable Annuity Payments” below.)
When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable Annuity
Payment, but subsequent variable Annuity Payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Investment Portfolios. On the other hand, a higher AIR will result in a higher initial variable Annuity Payment than a lower AIR, but later variable Annuity Payments will rise more slowly or fall more rapidly.
A transfer during the Income Phase from a variable Annuity Payment option to a fixed Annuity Payment option may result in a reduction in the amount of Annuity Payments. (You cannot, however, make transfers from a fixed Annuity Payment option to the Investment Portfolios.)
If you choose to have any portion of your Annuity Payments be a fixed Annuity Payment, the dollar amount of each fixed Annuity Payment will not change, unless you make a transfer from a variable Annuity Payment option to the fixed Annuity Payment that causes the fixed Annuity Payment to increase. Please refer to the “Annuity Provisions” section of the Statement of Additional Information for more information.
Annuity Payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an Annuity Option. In that case, we may provide your Annuity Payment in a single lump sum instead of Annuity Payments. Likewise, if your Annuity Payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $100.
Annuity Options
You can choose among income plans. We call those Annuity Options. You can change your Annuity Option at any time before the Annuity Date with 30 days’ notice to us.
If you do not choose an Annuity Option, Option 2, which provides a life annuity with 10 years of guaranteed Annuity Payments, will automatically be applied.
You can choose one of the following Annuity Options or any other Annuity Option acceptable to us, subject to the requirements of the Internal Revenue Code. After Annuity Payments begin, you cannot change the Annuity Option.
If more than one frequency is permitted under your contract, choosing less frequent payments will result in each Annuity Payment being larger. Annuity Options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint

Annuitant are alive (such as Options 2 and 4 below) result in Annuity Payments that are smaller than Annuity Options without such a guarantee (such as Options 1 and 3 below). For Annuity Options with a designated period, choosing a shorter designated period will result in each Annuity Payment being larger.
Option 1. Life Annuity. Under this option, we will make Annuity Payments so long as the Annuitant is alive. We stop making Annuity Payments after the Annuitant’s death. It is possible under this option to receive only one Annuity Payment if the Annuitant dies before the due date of the second payment or to receive only two Annuity Payments if the Annuitant dies before the due date of the third payment, and so on.
Option 2. Life Annuity With 10 Years of Annuity Payments Guaranteed. Under this option, we will make Annuity Payments so long as the Annuitant is alive. If, when the Annuitant dies, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.
Option 3. Joint and Last Survivor Annuity. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. We will stop making Annuity Payments after the last survivor’s death.
Option 4. Joint and Last Survivor Annuity with 10 Years of Annuity Payments Guaranteed. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. If, at the last death of the Annuitant and the joint Annuitant, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.
Option 5. Payments for a Designated Period. We currently offer an Annuity Option under which fixed or variable monthly Annuity Payments are made for a selected number of years as approved by us, currently not less than 10 years. This Annuity Option may be limited or withdrawn by us in our discretion or due to the requirements of the Code.
The amount of any annuity payments will depend on the amount applied to purchase the annuity and the applicable annuity rates. The amount of each annuity payment will be less with a greater frequency of payments (if frequency choices other than monthly are available) and/or with longer “certain” payment periods and/or with payments with life contingencies.
We may require proof of age or sex of an Annuitant before making any Annuity Payments under the contract that are measured by the Annuitant's life. If the age or sex of the Annuitant has been misstated, the amount payable will be the amount that the Account Value would have provided at the correct age or sex. Once Annuity Payments have begun, any underpayments will be made up in one sum with the next Annuity Payment. Any overpayments will be deducted from future Annuity Payments until the total is repaid.
A commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) is available under the variable Payments for a Designated Period Annuity Option (Option 5). You may not commute the fixed Payments for a Designated Period Annuity Option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving Annuitant. Upon the death of the last surviving Annuitant, the Beneficiary may choose to continue receiving income payments (if permitted by the Code) or to receive the commuted value of the remaining guaranteed payments. For variable Annuity Options, the calculation of the commuted value will be done using the AIR applicable to the contract. (See “Annuity Payments” above.) For fixed Annuity Options, the calculation of the commuted value will be done using the then current Annuity Option rates.
There may be tax consequences resulting from the election of an Annuity Payment option containing a commutation feature (i.e., an Annuity Payment option that permits the withdrawal of a commuted value). (See “Federal Income Tax Status.”)
Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Options 3 and 4 and/or the duration of the guarantee period under Options 2, 4, and 5.
Tax rules with respect to decedent contracts may prohibit the election of Joint and Last Survivor Annuity Options (or income types) and may also prohibit payments for as long as the Owner's life in certain circumstances.
In addition to the Annuity Options described above, we may offer an additional payment option that would allow your Beneficiary to take distribution of the Account Value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See “Federal Income Tax Status.”) We generally intend to make this payment option available to both Qualified Contracts and Non-Qualified Contracts, to the extent allowed under the Code; however, such payment option may be limited to certain categories of beneficiaries.
In the event that you purchased the contract as a Qualified Contract, you must take distribution of the Account Value in accordance with the minimum required distribution rules set forth in applicable tax law. (See “Federal Income Tax Status.”) Under certain circumstances, you may satisfy those requirements by electing an Annuity Option. You may choose any death benefit available under a Qualified Contract, but the death benefit must be paid within the timeframe required by applicable tax law and certain other contract provisions and programs will not be available. Upon your death, if Annuity Payments have already begun under a Qualified Contract, applicable tax law may require that any remaining payments be made over a shorter period than originally elected or otherwise adjusted to comply with the tax law. If you purchased the contract as a Non-Qualified Contract, the tax rules that apply upon your death are similar to the tax rules for Qualified Contracts, but differ in some material respects. For example, if you die after Annuity Payments have already begun under a Non-Qualified Contract, any remaining Annuity Payments can continue to be paid, provided that they are paid at least as rapidly as under the method of distribution in effect at the time of your death.
Variable Annuity Payments
The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The first variable Annuity Payment will be based upon the Adjusted Contract Value, the Annuity Option elected, the Annuitant’s age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.
The dollar amount of variable Annuity Payments after the first payment is determined as follows:
•	The dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, provided that transfers among the Investment Portfolios will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the Investment Portfolio to which the transfer is made, and the number of Annuity Units will be adjusted for transfers to a fixed Annuity Option. Please see the Statement of Additional Information for details about making transfers during the Annuity Phase.
•	The fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.
•	The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.
Annuity Unit. The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us. The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor (see the Statement of Additional Information for a definition) for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.
Fixed Annuity Payments
The Adjusted Contract Value (defined above under “Variable Annuity Payments”) is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. This value will be used to determine a fixed Annuity Payment. The

Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made. You may not make a transfer from the fixed Annuity Option to the variable Annuity Option.
ACCESS TO YOUR MONEY
You (or in the case of a death benefit, or certain Annuity Options upon the death of the last surviving Annuitant, your Beneficiary) can have access to the money in your contract:
(1)    by making a withdrawal (either a partial or a complete withdrawal);
(2)    by electing to receive Annuity Payments;
(3)    when a death benefit is paid to your Beneficiary; or
(4)    under certain Annuity Options described under “Annuity Payments (The Income Phase) — Annuity Options” that provide for continuing Annuity Payments or a cash refund to your Beneficiary upon the death of the last surviving Annuitant.
Under most circumstances, withdrawals can only be made during the Accumulation Phase.
You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See “Federal Income Tax Status.”)
When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the Account Value of the contract at the end of the Business Day when we receive a written request for a withdrawal:
•	less any applicable withdrawal charge;
•	less any premium or other tax;
•	less any account fee; and
•	less any applicable pro rata GWB rider charge.
Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the Fixed Account and the Investment Portfolio(s) you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the Investment Portfolio or Fixed Account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the Account Value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal. (See “Purchase — Termination for Low Account Value” for more information.)
We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in Good Order unless the suspension of payments or transfers provision is in effect.
We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a contract Owner's check that has not yet cleared (i.e., that could still be dishonored by the contract Owner's banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.
How to withdraw all or part of your Account Value:
•	You must submit a request to our Annuity Service Center. (See “Other Information — Requests and Elections.”)
•	If you would like to have the withdrawal charge waived under the Nursing Home or Hospital Confinement Rider or the Terminal Illness Rider, you must provide satisfactory evidence of confinement to a nursing home or hospital or terminal illness. (See “Expenses — Reduction or Elimination of the Withdrawal Charge.”)
•	You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).
•	We have to receive your withdrawal request in our Annuity Service Center prior to the Annuity Date or

Owner's death; provided, however, that you may submit a written withdrawal request any time prior to the Annuity Date that indicates that the withdrawal should be processed as of the Annuity Date. Solely for the purpose of calculating and processing such a withdrawal request, the request will be deemed to have been received on, and the withdrawal amount will be priced according to the Accumulation Unit value calculated as of, the Annuity Date. Your request must be received at our Annuity Service Center on or before the Annuity Date.
There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See “Federal Income Tax Status.”)
Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make.
Divorce. A withdrawal made pursuant to a divorce or separation instrument is subject to the same withdrawal charge provisions as described in “Expenses — Withdrawal Charge,” if permissible under tax law. In addition, the withdrawal will reduce the Account Value, the death benefit, and the amount of any optional living or death benefit (including the benefit base we use to determine the guaranteed amount of the benefit). The amount withdrawn could exceed the maximum amount that can be withdrawn without causing a proportionate reduction in the benefit base used to calculate the guaranteed amount provided by an optional rider, as described in the “Living Benefits” section. The withdrawal could have a significant negative impact on the death benefit and on any optional rider benefit.
Systematic Withdrawal Program
You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total Purchase Payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). For example, you may elect to have $500 withdrawn from your Account Value automatically every month and we will send it to you either by mail or directly into a bank account on file. After the first Contract Year, you can receive payments annually or semi-annually. We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next Business Day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charge, see “Expenses” above.)
We will terminate your participation in the Systematic Withdrawal Program when we receive notification of your death.
Income taxes, tax penalties and certain restrictions may apply to systematic withdrawals.
Suspension of Payments or Transfers
We may be required to suspend or postpone payments for withdrawals or transfers for any period when:
•	the New York Stock Exchange is closed (other than customary weekend and holiday closings);
•	trading on the New York Stock Exchange is restricted;
•	an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios; or
•	during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Owners.
We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law, but not for more than six months.
Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an Owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.

BENEFITS AVAILABLE UNDER THE CONTRACT
The following table summarizes information about the benefits under the Contract.
Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Current Charges	Brief Description of Restrictions / Limitations
Dollar Cost Averaging Program	Allows you to systematically transfer a set amount each month from Investment Portfolios or the Fixed Account to other available Investment Portfolios	Standard	No Charge	N/A	• Available only during the Accumulation phase • Transfers only available from the Fixed Account or the BlackRock Ultra-Short Term Bond Portfolio
Automatic Rebalancing Program	Allows us to automatically rebalance your Account Value to return to your original percentage allocations	Standard	No Charge	N/A	• Available only during the Accumulation phase
Systematic Withdrawal Program	Allows you to set up an automatic payment of up to 10% of your total Purchase Payments each year	Standard	No Charge	N/A	• Each payment must be at least $100 (unless we consent otherwise). • In the first Contract Year, only monthly or quarterly payments are allowed.
Nursing Home or Hospital Confinement Rider	Allows you to withdraw Account Value without a withdrawal charge	Standard	No Charge	N/A	• Must own contract for at least one year
• You or your joint owner must be confined for at least 90 days
• Confinement must be prescribed by a physician and be medically necessary
• Terminates on Annuity Date
• Not available for owners 81 or older on the contract issue date
• Not available in Massachusetts or South Dakota

Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Current Charges	Brief Description of Restrictions / Limitations
Terminal Illness Rider	Allows you to withdraw Account Value without a withdrawal charge	Standard	No Charge	N/A	• Must own contract for at least one year to incur no withdrawal charge
• Must be terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract)
• Terminates on Annuity Date
• Not available for owners 81 or older on the contract issue date
• Not available in Massachusetts
Standard Death Benefit – Principal Protection	Pays a minimum death benefit at least equal to the greater of the Account Value or total Purchase Payments adjusted for any withdrawals	Standard	No Charge	N/A	• Withdrawals may proportionately reduce the benefit, and such reductions could be significant
Annual Step-Up Death Benefit	Pays a death benefit equal to the greater of your Account Value, your total Purchase Payments adjusted for any withdrawals, or your Step-Up Value	Optional	0.15% of average daily net asset value of each Investment Portfolio	0.15% of average daily net asset value of each Investment Portfolio	• No longer available • Must be 79 or younger at the effective date of your contract • Withdrawals may proportionately reduce the benefit, and such reductions could be significant
Death Benefit – Earnings Preservation Benefit	Pays an additional death benefit that is intended to help pay part of the income taxes due at the time of death of the Owner or Joint Owner	Optional	0.25% of average daily net asset value of each Investment Portfolio	0.25% of average daily net asset value of each Investment Portfolio	• No longer available • Must be 79 or younger at the effective date of your contract • This benefit may not be available for qualified plans • Not available in Washington

Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Current Charges	Brief Description of Restrictions / Limitations
Lifetime Withdrawal Guarantee	Guarantees income for life, or at least the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals regardless of investment performance	Optional	1.60% of the Total Guaranteed Withdrawal Amount for single life version 1.80% of the Total Guaranteed Withdrawal Amount for joint life version	1.40% of the Total Guaranteed Withdrawal Amount for single life version 1.55% of the Total Guaranteed Withdrawal Amount for joint life version	• No longer available
• Guarantees income for life, subject to conditions, provided your first withdrawal is on or after the date you reach age 59 1⁄2
• You may elect to cancel the rider on the contract anniversary every five Contract Years for the first 15 Contract Years and annually thereafter
• Additional restrictions on Purchase Payments may apply
• Certain withdrawals could significantly reduce or even terminate the benefit
Guaranteed Withdrawal Benefit I (GWB I)	Guarantees that at least the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals regardless of investment performance	Optional	0.25% of the Guaranteed Withdrawal Amount	0.25% of the Guaranteed Withdrawal Amount	• No longer available
• Certain withdrawals could significantly reduce or even terminate the benefit
• Additional restrictions on Purchase Payments may apply
• Starting with the third contract anniversary, you may elect the Optional Reset feature once every contract anniversary prior to the 86th birthday of the Owner provided that it has been at least three contract anniversaries since the last reset
Certain rider charges for contracts issued on or before November 8, 2013 are different. (See “Expenses.”)

LIVING BENEFITS
Guaranteed Withdrawal Benefits
There are two optional guaranteed withdrawal benefit (GWB) riders under this contract:
•	the Lifetime Withdrawal Guarantee
•	the Guaranteed Withdrawal Benefit I (GWB I)
The Lifetime Withdrawal Guarantee is currently available for purchase in all states. The GWB I is not available for purchase. There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.
If you purchase the Lifetime Withdrawal Guarantee rider, you must elect it at the time you purchase the contract, prior to age 81. The GWB I rider must also have been elected at the time you purchased the contract, prior to age 81. Once elected, a guaranteed withdrawal benefit rider cannot be terminated, except as stated below in the description of each rider.
Each guaranteed withdrawal benefit rider guarantees that the entire amount of Purchase Payments you make during the period of time specified in your rider will be returned to you through a series of withdrawals which you may begin taking immediately or at a later time, provided withdrawals in any Contract Year do not exceed the maximum amount allowed. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the Purchase Payments you made during the time period specified in your rider has been returned to you. Moreover, if you make your first withdrawal on or after the date you reach age 59 1⁄2, the Lifetime Withdrawal Guarantee rider guarantees income for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1⁄2 at continuation), even after the entire amount of Purchase Payments has been returned. (See “Description of the Lifetime Withdrawal Guarantee” below and section A of Appendix C.)
The rider guarantees may be reduced if your annual withdrawals are greater than the maximum amount allowed, called the Annual Benefit Payment, which is described in more detail below. The guaranteed withdrawal benefit riders do not establish or guarantee an Account Value or minimum return for any Investment Portfolio. The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount (both as described below) under the Lifetime Withdrawal Guarantee, and the Benefit Base (as described below) under the GWB I, cannot be taken as a lump sum. (However, if you cancel the Lifetime Withdrawal Guarantee rider after a waiting period of at least fifteen years, the Guaranteed Principal Adjustment will increase your Account Value to the Purchase Payments credited within the first 120 days of the date that we issue the contract, reduced proportionately for any withdrawals. See “Description of the Lifetime Withdrawal Guarantee — Cancellation and Guaranteed Principal Adjustment” below.) Income taxes and penalties may apply to your withdrawals, and withdrawal charges may apply to withdrawals during the first Contract Year unless you take the necessary steps to elect such withdrawals under a Systematic Withdrawal Program. Withdrawal charges will also apply to withdrawals of Purchase Payments that exceed the free withdrawal amount. (See “Expenses — Withdrawal Charge.”) The withdrawal charge is deducted from the Remaining Guaranteed Withdrawal Amount or the Benefit Base.
If in any Contract Year you take cumulative withdrawals that exceed the Annual Benefit Payment, the total payments that the guaranteed withdrawal benefit riders guarantee that you or your Beneficiary will receive from the contract over time may be less than the initial Total Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee or the initial Guaranteed Withdrawal Amount for GWB I. This reduction may be significant and means that return of your Purchase Payments may be lost. The rider charge will continue to be deducted and calculated based on the Total Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee, or the Guaranteed Withdrawal Amount for GWB I, until termination of the rider (except as described below for the GWB I rider charge when the Benefit Base equals zero).
•	If the Lifetime Withdrawal Guarantee is in effect, the Total Guaranteed Withdrawal Amount will not decrease due to withdrawals that do not exceed the maximum amount allowed in any Contract Year. Withdrawals that exceed the maximum amount allowed in any Contract Year may decrease the Total Guaranteed Withdrawal Amount.
•	If the GWB I rider is in effect, the Guaranteed Withdrawal Amount will not decrease due to withdrawals.
If the Lifetime Withdrawal Guarantee is in effect, we will continue to assess the Lifetime Withdrawal Guarantee rider charge even in the case where your Remaining Guaranteed Withdrawal Amount, as described below, equals zero. However, if the GWB I rider is in effect, we will not continue to assess the GWB rider charge if your Benefit Base, as described below, equals zero.
Withdrawal Charge. We will apply a withdrawal charge to withdrawals from Purchase Payments of up to 8% of Purchase Payments taken in the first eight years following receipt of the applicable Purchase Payment. (See “Expenses — Withdrawal Charge — Free Withdrawal Amount” and “Access to Your Money — Systematic Withdrawal Program.”)
Taxes. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1⁄2, a 10% federal tax penalty may apply.
Tax Treatment. The tax treatment of withdrawals under the guaranteed withdrawal benefit riders is uncertain. It is conceivable that the amount of potential gain could be determined based on the Remaining Guaranteed Withdrawal Amount (for the Lifetime Withdrawal Guarantee) or the Benefit Base (for GWB I) at the time of the withdrawal, if the Remaining Guaranteed Withdrawal Amount (for the Lifetime Withdrawal Guarantee) or the Benefit Base (for GWB I) is greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income reported under a withdrawal and conceivably a limited ability to recover any remaining basis if there is a loss on surrender of the contract. Consult your tax adviser prior to purchase.
Lifetime Withdrawal Guarantee, GWB I, and Decedent Contracts. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract (whether a Qualified Contract or a Non-Qualified Contract) or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are “stretching” the distributions under the IRS required distribution rules, you may not purchase the Lifetime Withdrawal Guarantee rider. Upon your death, however, any remaining benefits may need to be accelerated to comply with IRS rules.
If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any Non-Qualified annuity contract of which you were the Beneficiary and you are “stretching” the distributions under the IRS required distribution rules, you may not purchase the GWB I rider.
(See Appendix C for examples of the guaranteed withdrawal benefit riders.)
Description of the Lifetime Withdrawal Guarantee
The Lifetime Withdrawal Guarantee rider is an optional rider. In considering whether to purchase the Lifetime Withdrawal Guarantee rider, you must consider your desire for protection and the cost of the rider with the possibility that had you not purchased the rider, your Account Value may be higher. In considering the benefit of lifetime withdrawals, you should consider the impact of inflation. Even relatively low levels of inflation may have a significant effect on purchasing power. The Automatic Annual Step-Up, as described below, may provide protection against inflation, if and when there are strong investment returns. As with any guaranteed withdrawal benefit rider, the Lifetime Withdrawal Guarantee rider, however, does not assure that you will receive strong, let alone any, return on your investments.
Total Guaranteed Withdrawal Amount. The Total Guaranteed Withdrawal Amount is the minimum amount that you are guaranteed to receive over time while the Lifetime Withdrawal Guarantee rider is in effect. We assess the Lifetime Withdrawal Guarantee rider charge as a percentage of the Total Guaranteed Withdrawal Amount. The initial Total Guaranteed Withdrawal Amount is equal to your initial Purchase Payment. The Total Guaranteed Withdrawal Amount is increased (up to a maximum of $5,000,000) by additional Purchase Payments. The Total Guaranteed Withdrawal Amount is also increased by the Compounding Income Amount, as described below.
Withdrawals that do not exceed the Annual Benefit Payment (see “Annual Benefit Payment” below) do not reduce the Total Guaranteed Withdrawal Amount. We refer to this type of withdrawal as a Non-Excess Withdrawal. If, however, you take a withdrawal that results in cumulative withdrawals for the current Contract Year that exceed the Annual Benefit Payment (an “Excess Withdrawal”), then we will reduce the Total Guaranteed Withdrawal Amount by an amount equal to the difference between the Total Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the decrease for the withdrawal (including any applicable withdrawal charge), if such Account Value is lower than the Total Guaranteed Withdrawal Amount. Depending on the relative amounts of the Total Guaranteed Withdrawal Amount and the Account Value, such a reduction may result in a significant reduction in the Total Guaranteed Withdrawal Amount, and could have the effect of reducing or eliminating the total amount you are guaranteed to receive over time under the LWG rider. (See “Managing Your Withdrawals” below.) If the Account Value after the decrease for the withdrawal (including any applicable withdrawal charge) is equal to or higher than the Total Guaranteed Withdrawal Amount after the withdrawal, the Total Guaranteed Withdrawal Amount will not change. (See sections A and B of Appendix C for examples of how withdrawals affect the Total Guaranteed Withdrawal Amount.)
Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount is the remaining amount guaranteed to be received over time. The initial Remaining Guaranteed Withdrawal Amount is equal to the initial Total Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount is increased (up to a maximum of $5,000,000) by additional Purchase Payments. The Remaining Guaranteed Withdrawal Amount is also increased by the Compounding Income Amount, as described below.
The Remaining Guaranteed Withdrawal Amount is decreased by the amount of each withdrawal (including any applicable withdrawal charges), regardless of whether or not the withdrawal exceeds the Annual Benefit Payment. If a withdrawal results in cumulative withdrawals for the current Contract Year that exceed the Annual Benefit Payment (an “Excess Withdrawal”), the Remaining Guaranteed Withdrawal Amount will also be reduced by an additional amount equal to the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the Account
Value after the withdrawal (if such Account Value is lower than the Remaining Guaranteed Withdrawal Amount). Depending on the relative amounts of the Remaining Guaranteed Withdrawal Amount and the Account Value, such a reduction may result in a significant reduction in the Remaining Guaranteed Withdrawal Amount, and could have the effect of reducing or eliminating the total amount you are guaranteed to receive over time under the LWG rider. (See “Managing Your Withdrawals” below.) If the Account Value after the decrease for the withdrawal (including any applicable withdrawal charge) is equal to or higher than the Remaining Guaranteed Withdrawal Amount after the withdrawal, the only change to the Remaining Guaranteed Withdrawal Amount will be the reduction by the amount of the withdrawal (including any applicable withdrawal charge). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals.
As described below under “Annual Benefit Payment,” the Remaining Guaranteed Withdrawal Amount is the total amount you are guaranteed to receive over time if you take your first withdrawal before the Owner or older Joint Owner (or the Annuitant if the Owner is a non-natural person) is age 59 1⁄2. The Remaining Guaranteed Withdrawal Amount is also used to calculate an alternate death benefit available under the Lifetime Withdrawal Guarantee (see “Additional Information” below). We will continue to assess the Lifetime Withdrawal Guarantee rider charge even in the case where your Remaining Guaranteed Withdrawal Amount equals zero. (See sections A and B of Appendix C for examples of how withdrawals affect the Remaining Guaranteed Withdrawal Amount.)
Compounding Income Amount. The Compounding Income Amount increases the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount (up to a maximum of $5,000,000) on each contract anniversary until the earlier of: (a) the date of the first withdrawal from the contract or (b) the tenth contract anniversary. For contracts issued based on applications and necessary information received by our Annuity Service Center, in Good Order, after the close of the New York Stock Exchange on August 9, 2013 (November 8, 2013 in Nevada and Oregon), the Compounding Income Amount increases the Total Guaranteed Withdrawal Amount and the Remaining

Guaranteed Withdrawal Amount by an amount equal to 4% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase. We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. The Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount may also be increased by the Automatic Annual Step-Up, if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount. (See section B of Appendix C.) The 4% increase described in this section will be made before any step-ups as described under “Automatic Annual Step-Up” below. (For contracts issued based on applications and necessary information received by our Annuity Service Center, in Good Order, before the close of the New York Stock Exchange on August 9, 2013 (November 8, 2013 in Nevada and Oregon), see “Prior Version of Lifetime Withdrawal Guarantee” below.)
Automatic Annual Step-Up. On each contract anniversary prior to the Owner’s 86th birthday, an Automatic Annual Step-Up will occur, provided that the Account Value exceeds the Total Guaranteed Withdrawal Amount (after compounding) immediately before the step-up (and provided that you have chosen not to decline the step-up as described below).
The Automatic Annual Step-Up:
•	resets the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the Account Value on the date of the step-up, up to a maximum of $5,000,000;
•	resets the Annual Benefit Payment equal to the Withdrawal Rate (see “Annual Benefit Payment” below) multiplied by the Total Guaranteed Withdrawal Amount after the step-up; and
•	may reset the Lifetime Withdrawal Guarantee rider charge to a rate that does not exceed the lower of: (a) the maximum rider charge applicable to your version of the Lifetime Withdrawal Guarantee or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the step-up.
For information on the maximum rider charge applicable to your version of the Lifetime Withdrawal Guarantee, see “Expenses — Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit — Rider Charge.”
In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current Lifetime Withdrawal Guarantee rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the step-ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement. (See section C of Appendix C.)
For contracts issued in all states except Oregon, if your contract was issued based on an application and necessary information received at our Annuity Service Center in Good Order before the close of the New York Stock Exchange on May 1, 2009, and your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the Total Guaranteed Withdrawal Amount.
Please note that the Automatic Annual Step-Up may be of limited benefit if you intend to make Purchase Payments that would cause your Account Value to approach $5,000,000, since the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $5,000,000.
Annual Benefit Payment. The initial Annual Benefit Payment is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the Withdrawal Rate. For contracts issued based on applications and necessary information received by our Annuity Service Center, in Good Order, after the close of the New York Stock Exchange on August 9, 2013 (November 8, 2013 in Nevada and Oregon), the Withdrawal Rate is 4%. If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional Purchase Payments, the Compounding Income Amount, the Automatic Annual

Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the Withdrawal Rate. (For contracts issued based on applications and necessary information received by our Annuity Service Center, in Good Order, before the close of the New York Stock Exchange on August 9, 2013 (November 8, 2013 in Nevada and Oregon), see “Prior Version of Lifetime Withdrawal Guarantee” below.)
•	If you take your first withdrawal before the date you reach age 59 1⁄2, we will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your Account Value declines to zero due to market performance, so long as you do not take Excess Withdrawals; however, you will not be guaranteed income for the rest of your life.
•	If you take your first withdrawal on or after the date you reach age 59 1⁄2, we will continue to pay the Annual Benefit Payment each year for the rest of your life (and the life of your spouse, if the Joint Life version of the Lifetime Withdrawal Guarantee rider was elected, and your spouse elects to continue the contract and is at least age 59 1⁄2 at continuation), even if your Remaining Guaranteed Withdrawal Amount and/or Account Value declines to zero.
You should carefully consider when to begin taking withdrawals if you have elected the Lifetime Withdrawal Guarantee. If you begin taking withdrawals too soon, you may limit the value of the Lifetime Withdrawal Guarantee. For example, if you take your first withdrawal before the date you reach age 59 1⁄2, you will not be guaranteed income for the rest of your life. In addition, your Total Guaranteed Withdrawal Amount is no longer increased by the Compounding Income Amount once you make your first withdrawal. If you delay taking withdrawals for too long, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.
At any time during the Accumulation Phase, you can elect to annuitize under current annuity rates in lieu of continuing the Lifetime Withdrawal Guarantee rider. Annuitization may provide higher income amounts if the current Annuity Option rates applied to the Adjusted Contract Value on the Annuity Date exceed the payments under the Lifetime Withdrawal Guarantee rider. Also, income amounts provided by annuitizing under current annuity rates may be higher due to different tax treatment of this income compared to the tax treatment of the payments received under the Lifetime Withdrawal Guarantee rider. (See “Federal Income Tax Status — Withdrawals,” and see “Lifetime Withdrawal Guarantee and Annuitization” at the end of this section of the prospectus.)
Prior Version of Lifetime Withdrawal Guarantee. For contracts issued based on applications and necessary information received by our Annuity Service Center, in Good Order, before the close of the New York Stock Exchange on August 9, 2013 (November 8, 2013 in Nevada and Oregon), the Compounding Income Amount and Withdrawal Rate for the Lifetime Withdrawal Guarantee are 5%.
Managing Your Withdrawals. It is important that you carefully manage your annual withdrawals. To ensure that you retain the full guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. If a withdrawal charge does apply, the charge is not included in the amount withdrawn for the purpose of calculating whether annual withdrawals during a Contract Year exceed the Annual Benefit Payment.
If you take an Excess Withdrawal (a withdrawal from your contract that results in annual withdrawals during a Contract Year exceeding the Annual Benefit Payment), the Total Guaranteed Withdrawal Amount may be recalculated and the Annual Benefit Payment will be reduced to the new Total Guaranteed Withdrawal Amount multiplied by the Withdrawal Rate. In addition, as noted above, if you take an Excess Withdrawal, the Remaining Guaranteed Withdrawal Amount will also be reduced by an additional amount equal to the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if such Account Value is lower than the Remaining Guaranteed Withdrawal Amount). These reductions in the Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount may be significant. You are still eligible to receive either lifetime payments or the remainder of the Remaining Guaranteed Withdrawal Amount so long as the Excess Withdrawal did not cause your Account Value to drop to zero. An Excess Withdrawal that reduces the Account Value to zero will terminate the contract.
You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 4% of your Total Guaranteed Withdrawal Amount, you cannot withdraw 3% in one year and then withdraw 5% the next year without exceeding your Annual Benefit Payment in the second year. (See sections A and B of Appendix C.)
Required Minimum Distributions. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 72 (age 70 1⁄2, if you were born on or before June 30, 1949). These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, after the first Contract Year, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount may exceed your Annual Benefit Payment and may cause the Total Guaranteed Withdrawal Amount to be recalculated and the Annual Benefit Payment to be reduced. You must be enrolled only in the Automated Required Minimum Distribution Program to qualify for this increase in the Annual Benefit Payment. You may not be enrolled in any other systematic withdrawal program. The frequency of your withdrawals must be annual. The Automated Required Minimum Distribution Program is based on information relating to this contract only. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.
Joint Life Version. A Joint Life version of the Lifetime Withdrawal Guarantee rider is available. Like the Single Life version of the Lifetime Withdrawal Guarantee rider, the Joint Life version must be elected at the time you purchase the contract, and the Owner (or older Joint Owner) must be age 80 or younger. Under the Joint Life version, when the Owner of the contract dies (or when the first Joint Owner dies), the Lifetime Withdrawal Guarantee rider will automatically remain in effect only if the spouse is the primary Beneficiary and elects to continue the contract under the spousal continuation provisions. (See “Death Benefit — Spousal Continuation.”) This means that if you purchase the Joint Life version and subsequently get divorced, or your spouse is no longer the primary Beneficiary at the time of your death, he or she will not be eligible to receive payments under the Lifetime Withdrawal Guarantee rider. If the spouse is younger than age 59 1⁄2 when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. If the spouse is age 59 1⁄2 or older when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year for the remainder of his or her life. (For information on the current and maximum rider charges for the Joint Life version of the Lifetime Withdrawal Guarantee, see “Expenses — Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit — Rider Charge.”)
In situations in which a trust is both the Owner and Beneficiary of the contract, the Joint Life version of the Lifetime Withdrawal Guarantee would not apply.
Cancellation and Guaranteed Principal Adjustment. You may elect to cancel the Lifetime Withdrawal Guarantee rider on the contract anniversary every five Contract Years for the first 15 Contract Years and annually thereafter. We must receive your cancellation request within 30 days following the applicable contract anniversary in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center). The cancellation will take effect upon our receipt of your request. If cancelled, the Lifetime Withdrawal Guarantee rider will terminate and we will no longer deduct the Lifetime Withdrawal Guarantee rider charge. The variable annuity contract, however, will continue.
If you cancel the Lifetime Withdrawal Guarantee rider on the fifteenth contract anniversary or any contract anniversary thereafter, we will add a Guaranteed Principal Adjustment to your Account Value. The Guaranteed Principal Adjustment is intended to restore your initial investment in the contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a) – (b) where:
(a)    is Purchase Payments credited within 120 days of the date that we issued the contract, reduced proportionately by the percentage reduction in Account Value attributable to any partial withdrawals taken (including any applicable withdrawal charges) and
(b)    is the Account Value on the date of cancellation.
The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. The Guaranteed Principal Adjustment will never be less than zero.
Only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract Owners who anticipate making Purchase Payments after 120 days should understand that such payments will not increase the Guaranteed Principal Adjustment. Purchase Payments made after 120 days are added to your Account Value and impact whether or not a benefit is due. Therefore, the Lifetime Withdrawal Guarantee may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the Lifetime Withdrawal Guarantee for its Guaranteed Principal Adjustment feature.
Termination of the Lifetime Withdrawal Guarantee Rider. The Lifetime Withdrawal Guarantee rider will terminate upon the earliest of:
(1)    the date of a full withdrawal of the Account Value (you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met) (a pro rata portion of the rider charge will be assessed);
(2)    the date all of the Account Value is applied to an Annuity Option (a pro rata portion of the rider charge will be assessed);
(3)    the date there are insufficient funds to deduct the Lifetime Withdrawal Guarantee rider charge from the
Account Value and your contract is thereby terminated (whatever Account Value is available will be applied to pay the rider charge and you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of the rider have been met; however, you will have no other benefits under the contract);
(4)    death of the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person), except where the contract is issued under the Joint Life version of the Lifetime Withdrawal Guarantee, the primary Beneficiary is the spouse, and the spouse elects to continue the contract under the spousal continuation provisions of the contract;
(5)    change of the Owner or Joint Owner for any reason, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);
(6)    the effective date of the cancellation of the rider; or
(7)    termination of the contract to which the rider is attached, other than due to death (a pro rata portion of the rider charge will be assessed).
Once the rider is terminated, the Lifetime Withdrawal Guarantee rider charge will no longer be deducted.
Additional Information. The Lifetime Withdrawal Guarantee rider may affect the death benefit available under your contract. If the Owner or Joint Owner should die while the Lifetime Withdrawal Guarantee rider is in effect, an additional death benefit amount will be calculated under the Lifetime Withdrawal Guarantee rider which can be taken in a lump sum. The Lifetime Withdrawal Guarantee death benefit amount that may be taken as a lump sum will be equal to total Purchase Payments less any partial withdrawals (deducted on a dollar-for-dollar basis). If this death benefit amount is greater than the death benefit provided by your contract, and if withdrawals in each Contract Year did not exceed the Annual Benefit Payment, then this death benefit amount will be paid instead of the death benefit provided by the contract. All other provisions of your contract’s death benefit will apply.
Alternatively, the Beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. The Beneficiary's withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments, however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 or if required by applicable tax law (see below). This death benefit will be paid instead of the applicable contractual death benefit or the additional death benefit amount calculated under the Lifetime Withdrawal Guarantee as described above. Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary’s estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) of a Non-Qualified Contract dies prior to the “annuity starting date” (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.
If the Contract is a Qualified Contract, the tax rules that apply upon your death are similar, but differ in some material respects, from the tax rules for Non-Qualified Contracts. (See “Federal Income Tax Status.”)
We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other Qualified Contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the Lifetime Withdrawal Guarantee rider because (1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the Lifetime Withdrawal Guarantee rider charge; or (3) the contract Owner dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract, you may not make additional Purchase Payments under the contract.
Lifetime Withdrawal Guarantee and Annuitization. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions imposed by your selling firm, our current established administrative procedures, and applicable state law). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see “Annuity Payments (The Income Phase)”), or you must make a complete withdrawal of your Account Value. Annuitization may provide higher income amounts than the payments under the Lifetime Withdrawal Guarantee rider, depending on the applicable annuity option rates and your Account Value on the Annuity Date.
If you annuitize at the latest date permitted, you must elect one of the following options:
(1)    Annuitize the Account Value under the contract’s annuity provisions.
(2)    If you took withdrawals before age 59 1⁄2, and therefore you are not eligible for lifetime withdrawals under the Lifetime Withdrawal Guarantee rider, elect to receive the Annual Benefit Payment paid each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.
(3)    If you are eligible for lifetime withdrawals under the Lifetime Withdrawal Guarantee rider, elect to receive the Annual Benefit Payment paid each year until your death (or the later of you and your spousal Beneficiary’s death for the Joint Life version). If you (or you and your spousal Beneficiary for the Joint Life version) die before the Remaining Guaranteed Withdrawal Amount is depleted, your Beneficiaries will continue to receive payments equal to the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.

If you do not select an Annuity Option or elect to receive payments under the Lifetime Withdrawal Guarantee rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the Lifetime Withdrawal Guarantee rider.
(See Appendix C for examples of the guaranteed withdrawal benefit riders.)
Description of GWB I
The GWB I is not available for purchase. In marketing or other materials, we may refer to the GWB I as the “GWB” or the “Guaranteed Withdrawal Benefit.”
Benefit Base. The Guaranteed Withdrawal Amount is the maximum total amount of money that you are guaranteed to receive over time under the GWB I rider. At issue, the Benefit Base and the Guaranteed Withdrawal Amount are both equal to your initial Purchase Payment. At any subsequent point in time, the Benefit Base is the remaining amount of money that you are guaranteed to receive through annual withdrawals under the GWB I rider. Your initial Benefit Base is set at an amount equal to your initial Purchase Payment. Your Benefit Base will change with each Purchase Payment made. Also, each withdrawal will reduce your Benefit Base. If negative investment performance reduces your Account Value below the Benefit Base, you are still guaranteed to be able to withdraw the entire amount of your Benefit Base.
The Benefit Base is equal to:
•	Your initial Purchase Payment;
•	Increased by each subsequent Purchase Payment made;
•	Less the amount of any withdrawals; provided, however, that if a withdrawal from your contract is not payable to the contract Owner or contract Owner's bank account (or to the Annuitant or Annuitant's bank account, if the Owner is a non-natural person), or results in cumulative withdrawals (including any applicable withdrawal charge) for the current Contract Year exceeding the Annual Benefit Payment, and the resulting Benefit Base exceeds the Account Value, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base after the decrease for the withdrawal and your Account Value after the decrease for the withdrawal.
(See section D of Appendix C for examples of how withdrawals affect the Benefit Base.)
Annual Benefit Payment. The Annual Benefit Payment is the maximum amount of your Benefit Base you may withdraw each Contract Year without adversely impacting the amount guaranteed to be available to you through withdrawals over time. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB Withdrawal Rate (5%). The Annual Benefit Payment is reset after each subsequent Purchase Payment to the greater of: (1) the Annual Benefit Payment before the subsequent Purchase Payment and (2) the GWB Withdrawal Rate multiplied by the Benefit Base after the subsequent Purchase Payment. You can continue to receive annual withdrawals in an amount equal to or less than your Annual Benefit Payment until your Benefit Base is depleted.
Managing Your Withdrawals. It is important that you carefully manage your annual withdrawals. To retain the GWB I guarantees, your annual withdrawals (including any applicable withdrawal charge) cannot exceed the Annual Benefit Payment each Contract Year. If a withdrawal from your contract does result in annual withdrawals (including any applicable withdrawal charge) during a Contract Year exceeding the Annual Benefit Payment or is not payable to the contract Owner or contract Owner's bank account (or to the Annuitant or Annuitant's bank account, if the Owner is a non-natural person), the Annual Benefit Payment will be recalculated and may be reduced. This reduction may be significant. The new Annual Benefit Payment will equal the lower of: (1) the Annual Benefit Payment before the withdrawal and (2) your Account Value after the decrease for the withdrawal (including any applicable withdrawal charge) multiplied by the GWB Withdrawal Rate. Furthermore, since the GWB I rider charge is assessed as a percentage of the Guaranteed Withdrawal Amount, any decrease of the Annual Benefit Payment caused as a result of an excess withdrawal results in an increase in the cost of the rider relative to the benefits you will receive.
(See sections E and F of Appendix C for examples of how withdrawals and subsequent Purchase Payments affect the Annual Benefit Payment.)

You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of, or none of, your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Benefit Base and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 5% of your Benefit Base and you withdraw 3% one year, you cannot then withdraw 7% the next year without exceeding your Annual Benefit Payment.
Required Minimum Distributions. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 72 (age 70 1⁄2, if you were born on or before June 30, 1949). These required distributions may be larger than the Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, after the first Contract Year, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount may exceed your Annual Benefit Payment; if such withdrawals exceed your Annual Benefit Payment, the Annual Benefit Payment will be recalculated and may be reduced. You must be enrolled only in the Automated Required Minimum Distribution Program to qualify for this increase in Annual Benefit Payment. You may not be enrolled in any other systematic withdrawal program. The frequency of your withdrawals must be annual. The Automated Required Minimum Distribution Program is based on information relating to this contract only. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.
Guaranteed Withdrawal Amount. We assess the GWB I rider charge as a percentage of the Guaranteed Withdrawal Amount, which is initially set at an amount equal to your initial Purchase Payment. The Guaranteed Withdrawal Amount may increase with additional Purchase Payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of: (1) the Guaranteed Withdrawal Amount before the Purchase Payment and (2) the Benefit Base after the Purchase Payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount. (See section G of
Appendix C.) If your Guaranteed Withdrawal Amount increases, the amount of the GWB I rider charge we deduct will increase since the charge is a percentage of your Guaranteed Withdrawal Amount.
Cancellation. You (or your spouse, upon spousal continuation of the contract) may elect to cancel the GWB I rider in accordance with our Administrative Procedures (currently we require you to submit your cancellation request in writing to our Annuity Service Center) during the 90-day period following the 5th contract anniversary. Such cancellation will take effect upon our receipt of the request. Otherwise, the rider may not be canceled. If canceled, the GWB I rider will terminate and we will no longer deduct the GWB I rider charge. The variable annuity contract, however, will continue. If you cancel the GWB I rider, you may not re-elect it.
Termination. The GWB I rider will terminate upon the earliest of:
(1)    the date you make a full withdrawal of your Account Value;
(2)    the date you apply all of your Account Value to an Annuity Option;
(3)    the date there are insufficient funds to deduct the GWB I rider charge from your Account Value (whatever Account Value is available will be applied to pay the annual GWB I rider charge);
(4)    the date we receive due proof of the Owner's death and a Beneficiary claim form, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, or the Annuitant dies if the Owner is a non-natural person; note: (a) if the spouse elects to continue the contract (so long as the spouse is less than 85 years old and the GWB I rider is in effect at the time of continuation), all terms and conditions of the GWB I rider will apply to the surviving spouse; and (b) we will not terminate the rider until we receive both due proof of the Owner's death and a Beneficiary claim form (from certain Beneficiaries, such as a trust, we may require additional information, such as the trust document), which means we will continue to deduct the GWB I rider charge until we receive this information;
(5)    a change of the Owner or Joint Owner (or the Annuitant, if the Owner is a non-natural person) for any reason;

(6)    the termination of your contract; or
(7)    the effective date of the cancellation of the GWB I rider.
Additional Information. If you take a full withdrawal of your Account Value and the withdrawal does not exceed the Annual Benefit Payment, or your Account Value is reduced to zero because you do not have a sufficient Account Value to pay the GWB I rider charge and your Benefit Base after the withdrawal is more than zero, we will commence making payments to the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. Your withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments, however, we reserve the right to accelerate any payment, in a lump sum, that is less that $500 or if required by applicable tax law (see below). The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code. If you or the Joint Owner (or the Annuitant if the Owner is a non-natural person) dies while these payments are being made, your Beneficiary will receive these payments. No other death benefit will be paid.
If you cancel the rider or apply your entire Account Value to an Annuity Option, we will not deduct the GWB I rider charge from your Account Value after we deduct the charge on the effective date of the cancellation or the application of your Account Value to an Annuity Option. We will not pay any benefits as a result of the rider on or after the effective date of the cancellation or the application of your Account Value to an Annuity Option.
If the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) of a Non-Qualified Contract should die while the GWB I rider is in effect, your Beneficiary may elect to receive the Benefit Base as a death benefit in lieu of any other contractual death benefits. Otherwise, the provisions of those death benefits will determine the amount of the death benefit and no benefit will be payable under the GWB I rider.
If the Contract is a Qualified Contract, the tax rules that apply upon your death are similar, but differ in some material respects, from the tax rules for Non-Qualified Contracts. (See “Federal Income Tax Status.”)
If the Beneficiary elects the Benefit Base as a death benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, where the Owner is not a natural person) dies prior to the “annuity starting date” (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Benefit Base is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Benefit Base must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.
We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other Qualified Contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the GWB I rider because: (1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the GWB I rider charge; or (3) the contract Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, you may not make additional Purchase Payments under the contract.
GWB I and Annuitization. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions imposed by your selling firm, our current established administrative procedures, and applicable state law). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see “Annuity Payments (The Income Phase)”), or you must make a complete withdrawal of your Account Value.

If you annuitize at the latest date permitted, you must elect one of the following options:
(1)    Annuitize the Account Value under the contract’s annuity provisions.
(2)    Elect to receive the Annual Benefit Payment under the GWB I rider paid each year until the Benefit Base is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Benefit Base to zero.
If you do not select an Annuity Option or elect to receive payments under the GWB I rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the GWB I rider.
(See Appendix C for examples of the guaranteed withdrawal benefit riders.)
DEATH BENEFIT
Upon Your Death
If you die during the Accumulation Phase, we will pay a death benefit to your Beneficiary (or Beneficiaries). If you die during the Income Phase (after you begin receiving Annuity Payments), there is no death benefit; however, depending on the Annuity Option you elect, any remaining guarantee may be paid to your Beneficiary (or Beneficiaries) (see “Annuity Payments (The Income Phase)” for more information).
The Principal Protection is the standard death benefit for your contract. If you are age 79 or younger at the effective date of your contract, you may select the optional Annual Step-Up death benefit or the Additional Death Benefit — Earnings Preservation Benefit.
If you select both a death benefit rider and a living benefit rider, you should consider how any withdrawals you plan to take will affect the benefits under each rider. Withdrawals may affect the death benefit under the death benefit rider and the benefit base under the living benefit rider differently. Refer to the descriptions of the death benefit riders and living benefit riders for details on how withdrawals are treated under each rider.
The death benefits are described below. There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.
The death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until the Beneficiary (or the first Beneficiary if there are multiple Beneficiaries) submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk.
Where there are multiple Beneficiaries, any guaranteed death benefit will only be determined as of the time the first Beneficiary submits the necessary documentation in Good Order. If the guaranteed death benefit payable is an amount that exceeds the Account Value on the day it is determined, we will apply to the contract's Account Value an amount equal to the difference between the death benefit payable and the Account Value, in accordance with the current allocation of the Account Value. The remaining death benefit amounts are held in the Investment Portfolios until each of the other Beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit and are subject to investment risk until we receive his/her necessary documentation.
If you have a Joint Owner, the death benefit will be paid when the first Owner dies. Upon the death of either Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary, unless instructed otherwise.
If a non-natural person owns the contract, the Annuitant will be deemed to be the Owner in determining the death benefit. If there are Joint Owners, the age of the older Owner will be used to determine the death benefit amount.
If we are presented with notification of your death before any requested transaction is completed (including transactions under a dollar cost averaging program, the Automatic Rebalancing Program, the Systematic Withdrawal Program, or the Automated Required Minimum Distribution Program), we will cancel the request. As described above, the death benefit will be determined when we receive both due proof of death and an election for the payment method.

Standard Death Benefit — Principal Protection
The death benefit will be the greater of:
(1)    the Account Value; or
(2)    total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge).
If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: “the Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of the change of Owner, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge) made after such date.”
In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount under the Principal Protection death benefit will be determined in accordance with (1) or (2) above.
(See Appendix D for examples of the Principal Protection death benefit rider.)
Optional Death Benefit — Annual Step-Up
You may select the Annual Step-Up death benefit rider if you are age 79 or younger at the effective date of your contract. If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:
(1)    the Account Value; or
(2)    total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge); or
(3)    the highest anniversary value, as defined below.
On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.
If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:
•	Subsection (2) is changed to provide: “The Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of change of Owner, and reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge) made after such date”; and
•	For subsection (3), the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the change of Owner. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.
In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount under the Annual Step-Up death benefit is equal to the greatest of (1), (2) or (3).
(See Appendix D for examples of the Annual Step-Up death benefit rider.)
Additional Death Benefit — Earnings Preservation Benefit
You may select the Additional Death Benefit — Earnings Preservation Benefit if you are age 79 or younger at the effective date of your contract. The Earnings Preservation Benefit pays an additional death benefit that is intended to help pay part of the income taxes due at the time of death of the Owner or Joint Owner. In certain situations, this benefit may not be available for qualified plans (check with your financial representative for details). The Earnings Preservation Benefit is not available in Washington.

Before the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the “benefit percentage” (determined in accordance with the table below) times the result of (a) - (b), where:
(a)    is the death benefit under your contract; and
(b)    is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against Purchase Payments not withdrawn.
On or after the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the “benefit percentage” (determined in accordance with the table below) times the result of (a) - (b), where:
(a)    is the death benefit on the contract anniversary immediately prior to your 81st birthday, increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge); and
(b)    is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against Purchase Payments not withdrawn.
Benefit Percentage
Issue Age	Percentage
Ages 69 or younger	40%
Ages 70-79	25%
If the Owner is a natural person and the Owner is changed to someone other than a spouse, the additional death benefit is as defined above; however, for the purposes of calculating subsection (b) above “total Purchase Payments not withdrawn” will be reset to equal the Account Value as of the effective date of the Owner change, and Purchase Payments received and partial withdrawals taken prior to the change of Owner will not be taken into account.
In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the additional death benefit will be determined and payable upon receipt of due proof of death of the first spousal Beneficiary. Alternatively, the spousal Beneficiary may elect to have the additional death benefit determined and added to the Account Value upon the election, in which case the additional death benefit rider will terminate (and the corresponding death benefit rider charge will also terminate).
(See Appendix D for an example of the Earnings Preservation Benefit rider.)
General Death Benefit Provisions
As described above, the death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until a Beneficiary submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk. This risk is borne by the Beneficiary.
A Beneficiary must elect the death benefit to be paid under one of the payment options (unless the Owner has previously made the election). All options must comply with applicable federal income tax rules. The tax rules are complex and differ for Non-Qualified Contracts and Qualified Contracts. As a general matter, the entire death benefit must be paid within 5 years (or in some cases 10 years for Qualified Contracts) of the date of death unless the Beneficiary elects to have the death benefit payable under an Annuity Option. Generally, the payments under such an Annuity Option must be paid over the Beneficiary’s lifetime or for a period not extending beyond the Beneficiary’s life expectancy. For Non-Qualified Contracts, payment must begin within one year of the date of death. For Qualified Contracts, payment must begin no later than the end of the calendar year immediately following the year of death. However, if the Beneficiary under a Qualified Contract is the Annuitant's spouse, the tax law generally allows distributions to begin by the later of the year following the Annuitant’s death or the year in which the Annuitant would have reached age 72 (age 70 1⁄2, if the Annuitant was born on or before June 30, 1949).
We may also offer a payment option, subject to the requirements of tax law, for both Non-Qualified Contracts and certain Qualified Contracts, under which your Beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions that are taken as withdrawals from Individual Retirement Accounts. Such payment option may be limited to certain categories of beneficiaries. If this option is elected, we will issue a new contract to your Beneficiary in order to facilitate the distribution of payments. Your Beneficiary may choose any optional death benefit available under the new contract. Upon the death of your Beneficiary, the death benefit would be required to be distributed in accordance with applicable tax law requirements. In some cases, this will require that the proceeds be distributed more rapidly than the method of distribution in effect at the time of your Beneficiary's death. (See “Federal Income Tax Status.”) To the extent permitted under the tax law, and in accordance with our procedures, your designated Beneficiary is permitted under our procedures to make additional Purchase Payments consisting of monies which are direct transfers (as permitted under tax law) from other Qualified Contracts or Non-Qualified Contracts, depending on which type of contract you own, held in the name of the decedent. Any such additional Purchase Payments would be subject to applicable withdrawal charges. Your Beneficiary is also permitted to choose some of the optional benefits available under the contract, but certain contract provisions or programs may not be available.
If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the Beneficiary under an Annuity Option may only be elected during the 60 day period beginning with the date we receive due proof of death.
If the Owner or a Joint Owner, who is not the Annuitant, dies during the Income Phase, any remaining payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner's death. Upon the death of the Owner or a Joint Owner during the Income Phase, the Beneficiary becomes the Owner.
Spousal Continuation
If the primary Beneficiary is the spouse of the Owner, upon the Owner's death, the Beneficiary may elect to continue the contract in his or her own name to the extent permitted by tax law. Upon such election, the Account Value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the Owner. Any excess of the death benefit amount over the Account Value will be allocated to each applicable Investment Portfolio and/or the Fixed Account in the ratio that the Account Value in the Investment Portfolio and/or the Fixed Account bears to the total Account Value. The terms and conditions of the contract that applied prior to the Owner’s death will continue to apply, with certain exceptions described in the contract.
For purposes of the death benefit on the continued contract, the death benefit is calculated in the same manner as it was prior to continuation except that all values used to calculate the death benefit, which may include a highest anniversary value, are reset on the date the spouse continues the contract.
Spousal continuation will not be allowed to the extent it would fail to satisfy minimum required distribution rules for Qualified Contracts (see “Federal Income Tax Status”).
Death of the Annuitant
If the Annuitant, not an Owner or Joint Owner, dies during the Accumulation Phase, you automatically become the Annuitant. You can select a new Annuitant if you do not want to be the Annuitant (subject to our then current underwriting standards). However, if the Owner is a non- natural person (for example, a corporation), then the death of the primary Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.
Upon the death of the Annuitant after Annuity Payments begin, the death benefit, if any, will be as provided for in the Annuity Option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death, but in all events in accordance with applicable tax law.
Controlled Payout
You may elect to have the death benefit proceeds paid to your Beneficiary in the form of Annuity Payments for life or over a period of time that does not exceed your Beneficiary's life expectancy. This election must be in writing in Good Order. You may revoke the election only in writing in Good Order. Upon your death, the Beneficiary cannot revoke or modify your election. The Controlled Payout is only available to Non-Qualified Contracts.
FEDERAL INCOME TAX STATUS
Introduction
The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Code and the provisions of the Code that govern the contract are complex and subject to change. The applicability of federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect you and your contract. Nor does this discussion address other federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the contract. As a result, you should always consult a tax adviser for complete information and advice applicable to your individual situation.
We are not responsible for determining if your employer’s plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).
We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.
To the extent permitted under federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Investment Portfolios to foreign jurisdictions.
For federal tax purposes, the term “spouse” refers to the person to whom you are lawfully married, regardless of sex. The term “spouse” generally will not include individuals who are in a registered domestic partnership or civil union not denominated as marriage under state or other applicable law.
Non-Qualified Contracts
Introduction
This discussion assumes the contract is a “non-qualified” annuity contract for federal income tax purposes, that is, a Contract not held in a tax qualified plan. Tax qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or “IRAs” (including SEP and SIMPLE IRAs), 408A or “Roth IRAs” and 457(b) plans. Contracts owned through such plans are referred to below as “Qualified Contracts.”
Accumulation
Generally, an Owner of a Non-Qualified Contract is not taxed on increases in the value of the contract until there is a distribution from the contract, i.e. surrender, partial withdrawal, income payment, or commutation. This deferral of taxation on accumulated value in the contract is limited to contracts owned by or held for the benefit of “natural persons.” A contract will be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the contract as an agent for the exclusive benefit of a natural person.
In contrast, a contract owned by other than a “natural person,” such as a corporation, partnership, trust, or other entity (other than a trust holding the Contract as an agent for a natural person), will be taxed currently on the increase in accumulated value in the contract in the year earned. Note that in this regard, an employer which is the Owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees, or others, is considered a non-natural Owner and any annual increase in the Account Value will be subject to current income taxation.
Surrenders or Withdrawals – Early Distribution
If you take a withdrawal from your contract, or surrender your contract prior to the date you commence taking annuity or “income” payments (the “Annuity Starting Date”), the amount you receive will generally be treated first as coming from earnings, if any, (and thus subject to income tax) and then from your Purchase Payments (which are not subject to income tax). If the accumulated value is less than your Purchase Payments upon surrender of your contract, your ability to claim any unrecovered Purchase Payments on your federal income tax return as a miscellaneous itemized deduction is suspended under the 2017 Tax Cuts and Jobs Act effective for tax years beginning after December 31, 2017 and before January 1, 2026.
The portion of any withdrawal from an annuity contract that is subject to income tax will also be subject to a 10% federal income tax penalty for “early” distribution if such withdrawal is taken prior to you reaching age 59 1⁄2, unless an exception applies. Exceptions include distributions made:
(a)    on account of your death or disability,
(b)    as part of a series of substantially equal periodic payments made at least annually payable for your life (or life expectancy) or joint lives (or joint life expectancies) of you and your designated Beneficiary, or
(c)    under certain immediate income annuities.
If you receive systematic payments that you intend to qualify for the “substantially equal periodic payments” exception noted above, any modifications (except due to death or disability) to your payment before age 59 1⁄2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional Purchase Payments to the contract (including tax-free transfers or rollovers) and additional withdrawals from the contract.
Amounts received as a partial withdrawal may be fully includible in taxable income to the extent of gain in the contract.
If your contract has been purchased with an Optional Two Year Withdrawal Feature or is for a guaranteed period only (term certain) annuity, and is terminated as a result of the exercise of the withdrawal feature, the taxable portion of the payment will generally be the excess of the proceeds received over your remaining after-tax Purchase Payment.
Treatment of Separate Account Charges
It is possible that at some future date the Internal Revenue Service (IRS) may consider that contract charges attributable to certain guaranteed death benefits and certain living benefits are to be treated as distributions from the contract to pay for such non-annuity benefits. Currently, these charges are considered to be an intrinsic part of the contract and we do not report these as taxable income. However, if this treatment changes in the future, the charge could also be subject to a 10% federal income tax penalty as an early distribution, as described above.
Guaranteed Withdrawal Benefits
If you have purchased the GWB I or Lifetime Withdrawal Guarantee, where otherwise made available, note the following:
The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GWB exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.
In the event that the Account Value goes to zero, and either the Benefit Base (for the GWB I) or the Remaining Guaranteed Withdrawal Amount (for the Lifetime Withdrawal Guarantee) is paid out in fixed installments or the Annual Benefit Payment (for the Lifetime Withdrawal Guarantee) is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.
We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).
Aggregation
If you purchase two or more deferred annuity contracts after October 21, 1988, from us (or our predecessors or affiliates) during the same calendar year, the law requires that all such contracts must be treated as a single contract for purposes of determining whether any payments not received as an annuity (e.g., withdrawals) will be includible in income. Aggregation could affect the amount of a withdrawal that is taxable and subject to the 10% federal income tax penalty described above. Since the IRS may require aggregation in other circumstances as well, you should consult a tax adviser if you are purchasing more than one annuity contract from the same insurance company in a single calendar year. Aggregation does not affect distributions paid in the form of an annuity (see “Taxation of Payments in Annuity Form” below).
Exchanges/Transfers
The annuity contract may be exchanged in whole or in part for another annuity contract or a long-term care insurance policy. An exchange in whole of an annuity contract for another annuity contract or for a qualified long-term care insurance policy will generally be a tax-free transaction under Section 1035 of the Code. The partial exchange of an annuity contract may be a tax-free transaction provided that, among other prescribed IRS conditions, no amounts are distributed from either contract involved in the exchange for 180 days following the date of the exchange – other than Annuity Payments made for life, joint lives, or for a term of 10 years or more. If a distribution is made from either contract within the 180-day period after the exchange or the exchange otherwise fails to satisfy other IRS prescriptions, the IRS reserves the right to characterize the exchange in a manner consistent with its substance, based on general tax principles and all the facts and circumstances. For instance, such distribution from either contract may be taxable to the extent of the combined gain attributable to both contracts, or only to the extent of your gain in the contract from which the distribution is paid. Some of the ramifications of a partial exchange remain unclear. You should consult your tax adviser concerning potential tax consequences prior to any partial exchange or split of annuity contracts.
A transfer of ownership of the contract, or the designation of an Annuitant or other Beneficiary who is not also the contract Owner, may result in income or gift tax consequences to the contract Owner. You should consult your tax adviser if you are considering such a transfer or assignment.
Death Benefits
For Non-Qualified Contracts, the death benefit is taxable to the recipient in the same manner as if paid to the contract Owner (under the rules for withdrawals or income payments, whichever is applicable).
After your death, any death benefit determined under the contract must be distributed according to certain rules. The method of distribution that is required depends on whether you die before or after the Annuity Starting Date.
If you die on or after the Annuity Starting Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.
If you die before the Annuity Starting Date, the entire interest in the contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death) and the Beneficiary must be a natural person.
Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the Owner.
For contracts owned by a non-natural person, the required distribution rules apply upon the death of the Annuitant. If there is more than one Annuitant of a contract held by a non-natural person, then such required distributions will be triggered by the death of the first co-Annuitant.
Investor Control
In certain circumstances, Owners of Non-Qualified variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of Investment Portfolios available and the flexibility of the contract Owner to allocate Purchase Payments and transfer amounts among the Investment Portfolios have not been addressed in public rulings. While we believe that the contract does not give the contract Owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract Owner from being treated as the owner of the Separate Account assets supporting the contract.
Taxation of Payments in Annuity Form
Payments received from the contract in the form of an annuity are taxable as ordinary income to the extent they exceed the portion of the payment determined by applying the exclusion ratio to the entire payment. The exclusion ratio is determined at the time the contract is annuitized (i.e., the accumulated value is converted to an annuity form of distribution). Generally, the applicable exclusion ratio is your investment in the contract divided by the total payments expected to be received based on IRS factors, such as the form of annuity and mortality. The excludable portion of each Annuity Payment is the return of investment in the contract and it is excludable from your taxable income until your investment in the contract is fully recovered. We will make this calculation for you. However, it is possible that the IRS could conclude that the taxable portion of income payments under a Non-Qualified Contract is an amount greater – or less — than the taxable amount determined by us and reported by us to you and the IRS.
Once you have recovered the investment in the contract, further Annuity Payments are fully taxable.
If you die before your investment in the contract is fully recovered, the balance of your investment may be deducted on your last tax return, or if Annuity Payments continue after your death, the balance may be recovered by your Beneficiary.

The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between a fixed annuity option and variable investment options, as well as transfers between investment options after the Annuity Starting Date.
Once Annuity Payments have commenced, you may not be able to transfer to another Non-Qualified Contract or a long-term care contract as part of a tax-free exchange.
If the contract allows, you may elect to convert less than the full value of your contract to an annuity form of pay-out (i.e., “partial annuitization”). In this case, your investment in the contract will be pro-rated between the annuitized portion of the contract and the deferred portion. An exclusion ratio will apply to the Annuity Payments as described above, provided the annuity form you elect is payable for at least 10 years or for the life of one or more individuals.
3.8% Tax on Net Investment Income
Federal tax law imposes a 3.8% Net Investment Income tax on the lesser of:
(1)    the taxpayer’s “net investment income,” (from non-qualified annuities, interest, dividends, and other investments, offset by specified allowable deductions), or
(2)    the taxpayer’s modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly and qualifying widows, $125,000 for married couples filing separately, and $200,000 for single filers).
“Net investment income” in Item 1 above does not include distributions from tax qualified plans (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A, or 457(b)), but such income will increase modified adjusted gross income in Item 2 above.
You should consult your tax adviser regarding the applicability of this tax to income under your annuity contract.
Puerto Rico Tax Considerations
The Puerto Rico Internal Revenue Code of 2011 (the “2011 PR Code”) taxes distributions from Non-Qualified Contracts differently than in the U.S.
Distributions that are not in the form of an annuity (including partial surrenders and period certain payments)
are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis.
The amount of income on annuity distributions in annuity form (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the IRS issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences.
You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if you are a resident of Puerto Rico.
Qualified Contracts
Introduction
The contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code (“tax qualified plans” or “qualified plans”). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or “IRAs” (including SEP and SIMPLE IRAs), 408A or “Roth IRAs” and 457(b) plans. Extensive special tax rules apply to qualified plans and to the annuity contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the contract with the various types of qualified plans. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.
The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the contract.
We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.
All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.
A contract may also be available in connection with an employer’s non-qualified deferred compensation plan or qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex. Please consult your tax adviser about your particular situation.
Accumulation
The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution under qualified plans are limited under the Code. See the SAI for a description of qualified plan types and annual current contribution limitations, which are subject to change from year-to-year.
Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a “before tax” basis entitle you to a tax deduction or are not subject to current income tax. Purchase payments made on an “after tax” basis do not reduce your taxable income or give you a tax deduction. Contributions may also consist of transfers or rollovers as described below and are not subject to the annual limitations on contributions.
An IRA Contract will accept as a single Purchase Payment a transfer or rollover from another IRA (including a SEP or SIMPLE IRA) or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b), or governmental 457(b) plan). A rollover or transfer from a SIMPLE IRA is allowed provided that the taxpayer has participated in such arrangement for at least two years. As part of the single Purchase Payment, the IRA contract will also accept an IRA contribution subject to the Code limits for the year of purchase.
For income annuities established as “pay-outs” of SIMPLE IRAs, the contract will only accept a single Purchase
Payment consisting of a transfer or rollover from another SIMPLE IRA. For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b), or 457(b) plan), the contract will only accept as its single Purchase Payment a transfer from such employer retirement plan.
Taxation of Annuity Distributions
If contributions are made on a “before tax” basis, you generally pay income taxes on the full amount of money you receive under the contract. Withdrawals attributable to any after-tax contributions are basis in the contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings, if any).
Under current federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.
If you meet certain requirements, your Roth IRA, Roth 403(b) and Roth 401(k) earnings can be received free of federal income taxes.
With respect to IRA contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless you elect otherwise. The amount we will withhold is determined by the Code.
Guaranteed Withdrawal Benefits
If you have purchased the Lifetime Withdrawal Guarantee benefit (LWG), where otherwise made available, note the following:
In the event that the Account Value goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out in fixed installments or the Annual Benefit Payment is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.
In determining your required minimum distribution each year, the actuarial value of this benefit as of the prior December 31 must be taken into account in addition to the Account Value of the contract.
If you have purchased the GWB I or LWG, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Withdrawal Benefit exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.
In the event that the Account Value goes to zero, and either the Benefit Base (for the GWB I) or the Remaining Guaranteed Withdrawal Amount (for the LWG) is paid out in fixed installments or the Annual Benefit Payment (for the LWG) is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.
We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).
Withdrawals Prior to Age 59 1⁄2
A taxable withdrawal from a Qualified Contract which is subject to income tax may also be subject to a 10% federal income tax penalty for “early” distribution if taken prior to age 59 1⁄2, unless an exception described below applies. The penalty rate is 25% for SIMPLE IRA plan contracts if the withdrawal occurs within the first 2 years of your participation in the plan.
Exceptions to the early distribution penalty for qualified plans include withdrawals or distributions made:
(a)    on account of your death or disability,
(b)    as part of a series of substantially equal periodic payments payable for your life (or life expectancy) or joint lives (or joint life expectancies) of you and your designated Beneficiary and (in the case of certain employer-sponsored qualified plans) you are separated from employment,
(c)    on separation from service after age 55. This rule does not apply to IRAs (including SEPs and SIMPLE IRAs).
(d)    pursuant to a qualified domestic relations order (“QDRO”). This rule does not apply to IRAs (including SEPs and SIMPLE IRAs).
(e)    to pay IRS levies (and made after December 31, 1999),
(f)    to pay deductible medical expenses, or
(g)    in the case of IRAs only, to pay for medical insurance (if you are unemployed), qualified higher education expenses, or for a qualified first-time home purchase up to $10,000.
Other exceptions may be applicable under certain circumstances and special rules apply or may become applicable in connection with the exceptions enumerated above. You should consult your tax adviser to confirm whether an exception applies.
If you receive systematic payments or any other payments that you intend to qualify for the “substantially equal periodic payments” exception noted above, any modifications (except due to death or disability) to your payment before age 59 1⁄2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional Purchase Payments to the contract (including tax-free transfers or rollovers) and additional withdrawals from the contract.
The 10% federal income tax penalty on early distribution does not apply to governmental 457(b) plan contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.
Commutation Features Under Income Payment Types
Please be advised that the tax consequences resulting from the election of income payment types containing a commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) are uncertain and the IRS may determine that the taxable amount of income payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:
•	The imposition of a 10% federal income tax penalty on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1⁄2 at the time the withdrawal is made. This 10% federal income tax penalty is in addition to the ordinary income tax on the taxable amount of the commuted value.
•	The retroactive imposition of the 10% federal income tax penalty on income payments received prior to the taxpayer attaining age 59 1⁄2.
•	The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any income payments made after such commutation.
A payee should consult with his or her own tax adviser prior to electing to annuitize the contract and prior to exercising any commutation feature under an income payment type.
Rollovers and Transfers
Your contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., you may not transfer it to someone else).
Nevertheless, contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.
Under certain circumstances, you may be able to transfer amounts distributed from your contract to another eligible retirement plan or IRA. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.
You may make rollovers and direct transfers into your SIMPLE IRA annuity contract from another SIMPLE IRA annuity contract or account. Rollovers from another qualified plan can generally be made to your SIMPLE IRA after you have participated in the SIMPLE IRA for at least two years.
Rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA or account during the first two years that you participate in the SIMPLE IRA plan. After this two-year period, rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA or account, as well as into another SIMPLE IRA.
Federal income tax law allows you to make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs you own. Generally, this limit does not apply to trustee-to-trustee transfers between IRAs. Because the rollover rules are complex, please consult with your tax advisor before making an IRA rollover.
Generally, a distribution may be eligible for rollover but certain types of distributions cannot be rolled over, such as distributions received on account of:
(a)    minimum distribution requirements,
(b)    financial hardship; or
(c)    for a period of ten or more years or for life.
20% Withholding on Eligible Rollover Distributions
For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an “eligible rollover distribution” for federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if you directly transfer a withdrawal from this contract to another IRA or other qualified plan. Similarly, you may be able to avoid withholding on a transfer into this contract from an existing qualified plan you may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not “eligible rollover distributions,” the Code imposes different withholding rules to determine the withholding percentage.
Death Benefits
The death benefit in a Qualified Contract is taxable to the recipient in the same manner as if paid to the contract Owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).
Required Minimum Distribution (RMD) amounts are required to be distributed from a Qualified annuity Contract (including a contract issued as a Roth IRA) following your death. Congress recently changed the RMD rules for individuals who die after 2019. The after-death RMD rules are complex, and you should consult your tax adviser about how they may apply to your situation.
Effective January 1, 2020, when an IRA owner or participant in a defined contribution plan dies, any remaining interest generally must be distributed within 10 years (or in some cases five years) after his or her death, unless an exception applies. An exception permits an

“eligible designated beneficiary” to take distributions over life or a period not exceeding life expectancy, subject to special rules and limitations. An “eligible designated beneficiary” includes: the IRA owner/participant’s spouse or minor child (until the child reaches age of majority), certain disabled or chronically ill individuals, and an individual who is not more than 10 years younger than the IRA owner/participant. We may limit any payment option over life, or a period not exceeding life expectancy, to certain categories of eligible designed beneficiary.
Generally, distributions under this exception must start by the end of the year following your death. However, if your surviving spouse is the sole designated beneficiary, distributions may generally be delayed until December 31 of the year you would have attained age 72 (age 70 1⁄2, if you were born on or before June 30, 1949), if your contract permits.
If you die after Annuity Payments have already begun under a Qualified Contract, any remaining payments under the contract also must be made in accordance with the RMD rules. In some cases, those rules may require that the remaining payments be made over a shorter period than originally elected or otherwise adjusted to comply with the tax law.
Regardless of whether you die before or after your Required Beginning Date, the following will be applicable:
If your surviving spouse is the sole designated beneficiary of your Traditional or Roth IRA, then your surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.
Your designated Beneficiary is the person to whom benefit rights under the contract pass by reason of death. The Beneficiary generally must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years. Different tax rules may apply if your Beneficiary is not a natural person, such as your estate.
Your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, or he or she may elect to rollover the death proceeds into his or her own IRA, or he or she may elect to transfer the death proceeds into an inherited IRA.
If your Beneficiary is not your spouse and your plan and contract permit, your Beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse Beneficiary may not treat the inherited IRA as his or her own IRA.
Additionally, for contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the participant may have rights in the contract. In such a case, the participant may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.
Required Minimum Distributions
Generally, you must begin receiving RMD amounts from your Qualified Contract by the Required Beginning Date. Generally, for retirement plans, the “Required Minimum Date” is April 1 following the later of:
(a)    the calendar year in which you reach age 72 (age 70 1⁄2, if you were born on or before June 30, 1949), or
(b)    the calendar year you retire, provided you do not own more than 5% of the outstanding stock, capital, or profits of your employer.
For IRAs (including SEPs and SIMPLEs), the Required Beginning Date by which you must begin receiving withdrawals is the year in which you attain age 72 (age 70 1⁄2, if you were born on or before June 30, 1949), even if you have not retired, taking your first distribution no later than April 1 of the year after you reach age 72 (age 70 1⁄2, if you were born on or before June 30, 1949).
For all subsequent years, including the first year in which you took your RMD by April 1, you must take the required minimum distribution for the year by December 31st. This will require you to take two distributions in the same calendar year if you wait to take your first distribution until April 1 of the year after attaining age 72 (age 70 1⁄2, if you were born on or before June 30, 1949).
A tax penalty of 50% applies to the shortfall of any required minimum distribution you fail to receive.
You may not satisfy minimum distributions for one employer’s qualified plan (e.g., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEP and SIMPLE IRAs) or 403(b) plans. The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each

403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of your 403(b) plan contracts. For SIMPLE IRAs, the aggregate amount of the required distribution may be taken from any one or more of your SIMPLE IRAs.
The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of contract value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide you with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.
If you intend to receive your minimum distributions in the form of Annuity Payments that are payable over the joint lives of you and a Beneficiary or over a guaranteed duration of more than 10 years, be advised that federal tax law may require that, after your death, any remaining payments be made over a shorter period or be reduced after your death to satisfy the RMD rules and avoid the 50% excise tax. Other complex rules also apply to RMDs taken in the form of Annuity Payments. You should consult your own tax adviser as to how these rules affect your own contract.
Required minimum distribution rules that apply to other types of IRAs while you are alive do not apply to Roth IRAs. However, in general, the IRA post-death rules with respect to minimum distributions apply to beneficiaries of Roth IRAs.
Additional Information Regarding TSA (ERISA and Non-ERISA) 403(b)
Special Rules Regarding Exchanges. In order to satisfy tax regulations, contract exchanges within a 403(b) plan after September 24, 2007, must, at a minimum, meet the following requirements: (1) the plan must allow the exchange; (2) the exchange must not result in a reduction in a participant’s or a Beneficiary’s accumulated benefit: (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged; and (4) if the issuer receiving the exchanges is not part of the plan, the employer enters into an agreement with the issuer to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult your tax or legal counsel for any advice relating to contract exchanges or any other matter relating to these regulations.
Withdrawals. If you are under age 59 1⁄2, you generally cannot withdraw money from your TSA contract unless the withdrawal:
(a)	related to Purchase Payments made prior to 1989 and pre-1989 earnings on those Purchase Payments;
(b)	is exchanged to another permissible investment under your 403(b) plan;
(c)	relates to contributions to an annuity contract that are not salary reduction elective deferrals, if your plan allows it;
(d)	occurs after you die, leave your job or become disabled (as defined by the Code);
(e)	is for financial hardship (but only to the extent of elective deferrals), if your plan allows it;
(f)	relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;
(g)	relates to rollover or after-tax contributions; or
(h)	is for the purchase of permissive service credit under a governmental defined benefit plan.
In addition, a Section 403(b) contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant’s severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age or disability.
Additional Information Regarding IRAs
Purchase Payments. Traditional IRA Purchase Payments (except for permissible rollovers and direct transfers) are limited in the aggregate to the lesser of 100% of compensation or the deductible amount established each year under the Code.A Purchase Payment up to the deductible amount can also be made for a non-working spouse provided the couple’s compensation is at least equal to their aggregate contributions. Individuals age 50 and older are permitted to make additional “catch-up” contributions if they have sufficient compensation. If you or your spouse are an active participant in a retirement plan of an employer, your deductible contributions may be limited. If you exceed Purchase Payment limits you may be subject to a tax penalty.
Roth IRA Purchase Payments for individuals are non-deductible (made on an “after tax” basis) and are limited to the lesser of 100% of compensation or the annual deductible IRA amount. Individuals age 50 and older can make an additional “catch-up” Purchase Payment each year (assuming the individual has sufficient compensation). You may contribute up to the annual Purchase Payment limit if your modified adjusted gross income does not exceed certain limits. If you exceed Purchase Payment limits, you may be subject to a tax penalty.
Withdrawals. If and to the extent that Traditional IRA Purchase Payments are made on an “after tax” basis, withdrawals would be included in income except for the portion that represents a return of non-deductible Purchase Payments. This portion is generally determined based upon the ratio of all non-deductible Purchase Payments to the total value of all your Traditional IRAs (including SEP IRAs and SIMPLE IRAs). We withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.
Generally, withdrawal of earnings from Roth IRAs are free from federal income tax if: (1) they are made at least five taxable years after the tax year for which you made your first Purchase Payment to a Roth IRA; and (2) they are made on or after the date you reach age 59 1⁄2 or upon your death, disability or for a qualified first-home purchase (up to $10,000). Withdrawals from a Roth IRA are made first from Purchase Payments and then from earnings. We may be required to withhold a portion of your withdrawal for income taxes, unless you elect otherwise. The amount will be determined by the Code.
Conversion. Traditional IRAs may be converted to Roth IRAs. Except to the extent you have non-deductible contributions, the amount converted from an existing Traditional IRA into a Roth IRA is taxable. Generally, the 10% federal income tax penalty does not apply. However, the taxable amount to be converted must be based on the fair market value of the entire annuity contract being converted into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits (both living benefits and death benefits) in addition to the Account Value; as well as adding back certain loads and charges incurred during the prior twelve month period. Your contract may include such benefits and applicable charges. Accordingly, if you are considering such conversion of your annuity contract, please consult your tax adviser. The taxable amount may exceed the Account Value at the date of conversion.
Prior to 2018, contributions made to a Traditional IRA that were converted to a Roth IRA could be recharacterized as made back to the Traditional IRA, if certain conditions were met. Under a provision of the Tax Cuts and Jobs Act, recharacterization cannot be used to unwind a conversion from a Traditional IRA to a Roth IRA for taxable years beginning after December 31, 2017. For conversions made to a Roth IRA in 2017, the IRS has issued guidance allowing recharacterizations to be made in 2018.
Distinction for Puerto Rico Code
An annuity contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a “cash or deferred” arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.
Contributions. The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.
Distributions. Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the contract for purposes of determining the amount of Annuity Payments required to be included in the employee’s gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee’s gross income. The value of accrued benefits in a qualified retirement plan with respect to which the special 8% tax under Puerto Rico Act No. 77-2014 was prepaid will be considered as part of the participant’s tax basis in his retirement plan account. Thus, any distributions attributable to the benefits for which such taxes were prepaid will not be subject to income taxes when the same are subsequently received by the participant. However, the investment income and the appreciation in value, if any, accrued on the benefits with respect to which the special tax was prepaid, will be taxed as provided by the tax rules in effect at the time of distribution. Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation of employment or termination of a retirement plan will generally be treated as ordinary income but will be subject to a withholding tax rate of 20%.A special withholding tax rate of 10% may apply instead, if the plan satisfies the following requirements:
(1)    the plan’s trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and
(2)    10% of all plan’s trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in “property located in Puerto Rico” for a three-year period.
If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company, fixed or variable annuities issued by a domestic insurance company or by a foreign insurance corporation that derives more than 80% of its gross income from sources within Puerto Rico, and bank deposits. The 2011 PR Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.
In the case of distributions from a qualified plan in the form of annuity or installments as a result of termination of employment, amounts received are taxable in an amount equal to 3% of the after-tax contributions not previously distributed, which would be considered the tax cost. The remaining portion is not taxable until you have recovered the total after-tax contributions made to the qualified plan. You may be able to exclude from gross income up to $11,000, if you are less than 60 years of age, or up to $15,000, if you are at least 60 years of age, of the taxable portion of the installment payments received every year.
The above-described distributions that exceed the amount of $35,000 during a taxable year (amount which includes the annual exclusion of $15,000) for retirees that are 60 years old or older, and $31,000 (amount which includes the annual exclusion of $11,000) for other retirees plus the recovery of the consideration paid for the annuity following the 3% recognition of income rule described above, will generally constitute ordinary income subject to a 10% withholding tax.
Upon the occurrence of a “Declared Disaster”, like a hurricane, Retirement Plans are allowed to make Eligible Distributions to a participant resident of Puerto Rico who requests the same. The Eligible Distribution may not exceed $100,000, be made during a period of time to be identified by the Puerto Rico Treasury through administrative guidance and be used to cover damages or losses suffered, and extraordinary expenses incurred by the individual as a result of the Declared Disaster. The first $10,000 will be exempted from income taxation, including the alternate basic tax, and amounts exceeding $10,000 will be subject to a 10% income tax to be withheld at the source, in lieu of any other income tax, including the alternate basic tax.
You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution if you are a resident of Puerto Rico.
In contrast, in the case of a distribution to a Non-Puerto Rico resident of retirement income, as such term is defined in 4 U.S.C. Section 114(a) made by a dual qualified plan, i.e., a plan qualified under Code Section 401 and under Section 1081.01 of the 2011 PR Code, and funded through a U.S. Trust not created in Puerto Rico, said distribution is not subject to Puerto Rico income tax. The individual must not be a Puerto Rico resident at the time of distribution.
Rollover. Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee’s benefit no later than sixty (60) days after the distribution.
ERISA Considerations. In the context of a Puerto Rico qualified retirement plan trust, the IRS has held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012. Notwithstanding the above, the IRS has held that a Puerto Rico retirement plan described in ERISA Section 1022(i)(1) may participate in a 81-100 group trust because it permits said plan to diversify its investments without adverse tax consequences to the group trust or its investors.
OTHER INFORMATION
Brighthouse Life Insurance Company
Brighthouse Life Insurance Company (BLIC) is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. Prior to March 6, 2017, BLIC was known as MetLife Insurance Company USA. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. BLIC is an indirect wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial, Inc. (“BHF”), a publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the U.S. BLIC’s executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.
PrimElite IVSM is a service mark of Primerica, Inc. and its Affiliates and is used under license by Brighthouse Life Insurance Company and its Affiliates.
The Separate Account
We have established a Separate Account, Brighthouse Separate Account A (Separate Account), to hold the assets that underlie the contracts. The Board of Directors of our predecessor, MetLife Investors USA Insurance Company
(MetLife Investors), adopted a resolution to establish the Separate Account under Delaware insurance law on May 29, 1980. We have registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.
The Separate Account’s assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.
We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we will notify you of any such changes and we guarantee that the modification will not affect your Account Value.
We are obligated to pay all money we owe under the contracts — such as death benefits and income payments — even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Any amount under any optional death benefit, optional Guaranteed Withdrawal Benefit, or optional Lifetime Withdrawal Guarantee benefit that exceeds the assets in the Separate Account is also paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. BLIC is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in our general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.
The investment advisers to certain of the Investment Portfolios offered with the contracts or with other variable annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While it does not concede that the Separate Account is a commodity pool, BLIC has claimed an exclusion from the definition of the term “commodity pool operator” under the

Commodities Exchange Act (CEA), and is not subject to registration or regulation as a pool operator under the CEA.
Distributor
We have entered into a distribution agreement with our affiliate, Brighthouse Securities, LLC (Distributor), 11225 North Community House Road, Charlotte, NC 28277, for the distribution of the contracts. Both the Company and Distributor are indirect, wholly owned subsidiaries of BHF. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.
Distributor, and in certain cases, we, have entered into selling agreements with unaffiliated selling firms for the sale of the contracts. No selling firms are affiliated with us or Distributor. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for Distributor’s management team and other expenses of distributing the contracts. Distributor’s management team and registered representatives also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.
Certain Investment Portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the Investment Portfolios. (See the Investment Portfolio prospectuses for more information.) These payments range up to 0.55% of Separate Account assets invested in the particular Investment Portfolio.
Selling Firms
As noted above, Distributor, and in certain cases, we, have entered into selling agreements with unaffiliated selling firms for the sale of the contracts. All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described below under
“Additional Compensation for Selected Selling Firms”). These commissions and other incentives or payments are not charged directly to contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Financial representatives of the selling firms may also receive non-cash compensation, pursuant to their firm’s guidelines, directly from us or Distributor.
Compensation Paid to Selling Firms. Distributor pays compensation to all selling firms in the form of commissions and may also provide certain types of non-cash compensation. The commission rate paid to selling firms is determined by the estimated first year Purchase Payments, or in certain circumstances total Purchase Payments made in the first Contract Year. The dollar amount of your estimated first year Purchase Payments, or in certain circumstances total Purchase Payments made in the first Contract Year, will determine your mortality and expense charge for the duration of your contract (see “Expenses — Product Charges — Mortality and Expense Charge”). The higher the mortality and expense charge, the higher the commission rate the selling firm will receive. The compensation earned by your registered representative in connection with the sale of the contract will be higher if you do not qualify for a lower mortality and expense charge.
As described in “Expenses — Product Charges — Mortality and Expense Charge,” the mortality and expense charge paid during the first Contract Year is determined at contract issue based on your estimate of the total Purchase Payments to be made during the first Contract Year. If actual Purchase Payments made during the first Contract Year fall into a range of dollar amounts corresponding to a higher mortality and expense charge, you will pay that higher mortality and expense charge for all subsequent Contract Years. However, if actual Purchase Payments made during the first Contract Year fall into a range of dollar amounts corresponding to a lower mortality and expense charge than did your estimated Purchase Payments, no adjustment will be made. As a result, the rate of compensation paid on Purchase Payments will be highest when your estimate falls into the range of dollar amounts corresponding to the highest mortality and expense charge, regardless of actual Purchase Payments made.
Please note that if your estimated total Purchase Payments during the first Contract Year are just below one of the threshold dollar amounts set out in the table under “Expenses — Product Charges — Mortality and Expense Charge,” the rate of commission will be higher than if your initial Purchase Payment or your estimated Purchase Payments are at or just above the threshold dollar amount. For example, the rate of commission paid if your estimated total Purchase Payments in the first Contract Year are $99,999 is higher than if your estimated total Purchase Payments in the first Contract Year are $100,000. In addition, any Purchase Payments in excess of your estimated total Purchase Payments during the first Contract Year do not reduce your mortality and expense charge. For these reasons, your registered representative may have an incentive for you to underestimate the total Purchase Payments during the first Contract Year.
Also, because Purchase Payments made after the first contract anniversary do not qualify you for a lower mortality and expense charge, the commission rate paid to selling firms, and therefore the total dollar amount of compensation, will be higher than if all Purchase Payments were made during the first Contract Year and the total amount of Purchase Payments qualified you for a lower mortality and expense charge. The maximum commission payable for contract sales and additional Purchase Payments to selling firms is 6% of Purchase Payments, along with annual trail commissions up to 0.25% of Account Value (less Purchase Payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. Distributor also pays commissions when a contract Owner elects to begin receiving regular income payments (referred to as “Annuity Payments”). (See “Annuity Payments (The Income Phase).”) Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items may include expenses for conference or seminar trips, certain gifts, prizes, and awards.
Ask your financial representative for further information about what payments your financial representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.
Additional Compensation for Selected Selling Firms. Distributor has entered into distribution arrangements with certain selected unaffiliated selling firms. Under these arrangements, Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms, the amount of which may be an annual flat fee or, in many cases, depends on cumulative periodic (usually quarterly) sales of our insurance contracts (including the contracts offered by this prospectus) and may also depend on meeting thresholds in the sale of certain of our insurance contracts (other than the contracts offered by this prospectus). They may also include payments we make to cover the cost of marketing or other support services provided for or by registered representatives who may sell our products. Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm’s line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on Account Values of our variable insurance contracts (including Account Values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment in selling firms’ marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms’ financial representatives. Distributor has entered into such distribution agreements with the selling firms identified in the Statement of Additional Information.
The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your financial representative. (See the Statement of Additional Information — “Distribution” for a list of selling firms that received compensation during 2021, as well as the range of additional compensation paid.)
Requests and Elections
We will treat your request for a contract transaction, or your submission of a Purchase Payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day (generally 4 p.m. Eastern Time). We will treat your submission of a Purchase Payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 305075, Nashville, TN 37230-5075. If you send your Purchase Payments or transaction requests to an address other than the one we have designated for receipt of such Purchase Payments or requests, we may return the Purchase Payment to you, or there may be a delay in applying the Purchase Payment or transaction to your contract.
Requests for service may be made:
•	Through your financial representative
•	By telephone at (888) 243-1932, between the hours of 7:30AM and 5:30PM Central Time Monday through Friday
•	In writing to our Annuity Service Center
•	By fax at Brighthouse Policy Holder Services, (877) 246-8424 or
•	By Internet at www.brighthousefinancial.com
Some of the requests for service that may be made by telephone or Internet include transfers of Account Value (see “Investment Options – Transfers – Transfers By
Telephone or Other Means”) and changes to the allocation of future Purchase Payments (see “Purchase – Allocation of Purchase Payments”). We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in Good Order. Contact us for further information. Some selling firms may restrict the ability of their financial representatives to convey transaction requests by telephone or Internet on your behalf.
We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to Beneficiaries and Ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.
We are not a fiduciary and do not give advice or make recommendations regarding insurance or investment products. Ask your financial representative for guidance regarding any requests or elections and for information about your particular investment needs. Please bear in mind that your financial representative, or any financial firm or financial professional you consult to provide advice, is not acting on our behalf. We do not recommend and are not responsible for any securities transactions or investment strategies involving securities (including account recommendations).
Good Order. A request or transaction generally is considered in Good Order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet as described above) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Portfolios affected by the requested transaction; the signatures of all contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner’s consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your financial representative before submitting the form or request.
Telephone and Computer Systems. Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.
Confirming Transactions. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.
Ownership
Owner. You, as the Owner of the contract, have all the interest and rights under the contract.
These rights include the right to:
•	change the Beneficiary.
•	change the Annuitant before the Annuity Date (subject to our underwriting and administrative rules).
•	assign the contract (subject to limitation).
•	change the payment option.
•	exercise all other rights, benefits, options and privileges allowed by the contract or us.
The Owner is as designated at the time the contract is issued, unless changed. Any change of Owner is subject to our underwriting rules in effect at the time of the request.
Joint Owner. The contract can be owned by Joint Owners, limited to two natural persons. Upon the death of either Owner, the surviving Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary unless otherwise indicated.
Beneficiary. The Beneficiary is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. If Joint Owners are named, unless you tell us otherwise, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary (unless you tell us otherwise).
Abandoned Property Requirements. Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract’s maturity date (the latest day on which annuity payments may begin under the contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent your contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please call (888) 243-1932 to make such changes.

Annuitant. The Annuitant is the natural person(s) on whose life we base Annuity Payments. You can change the Annuitant at any time prior to the Annuity Date, unless an Owner is not a natural person. Any reference to Annuitant includes any joint Annuitant under an Annuity Option. The Owner and the Annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code.
Assignment. You can assign a Non-Qualified Contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. An assignment may be a taxable event.
If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.
Legal Proceedings
In the ordinary course of business, BLIC, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.
It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, BLIC does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of Brighthouse Securities, LLC to perform its contract with the Separate Account or of BLIC to meet its obligations under the contracts.
Financial Statements
Our financial statements and the financial statements of the Separate Account have been included in the SAI.

APPENDIX A
Investment Portfolios Available Under the Contract
The following is a list of Investment Portfolios under the Contract. More information about the Investment Portfolios is available in the prospectuses for the Investment Portfolios, which may be amended from time to time and can be found online at https://dfinview.com/BHF/TAHD/BHF179. You can also request this information at no cost by calling (888) 243-1932 or sending an email request to rcg@brighthousefinancial.com.
The current expenses and performance information below reflects fees and expenses of the Investment Portfolio, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Investment Portfolio’s past performance is not necessarily an indication of future performance.
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Seeks both capital appreciation and current income.	Invesco V.I. Equity and Income Fund — Series II Invesco Advisers, Inc.	0.80%	18.35%	9.27%	10.28%
Seeks long-term growth of capital.	Invesco V.I. EQV International Equity Fund — Series II Invesco Advisers, Inc.	1.14%	5.61%	9.90%	7.82%
Seeks capital appreciation.	Invesco V.I. Main Street Small Cap Fund® — Series II Invesco Advisers, Inc.	1.09%	22.26%	13.46%	14.40%
Seeks long-term growth of capital.	American Funds Global Growth Fund — Class 2# Capital Research and Management CompanySM	0.67%	16.42%	19.70%	15.66%
Seeks long-term growth of capital.	American Funds Global Small Capitalization Fund — Class 2# Capital Research and Management CompanySM	0.90%	6.74%	15.45%	12.51%
Seeks growth of capital.	American Funds Growth Fund — Class 2†† Capital Research and Management CompanySM	0.60%	21.97%	25.43%	19.71%
Seeks long-term growth of capital and income.	American Funds Growth-Income Fund — Class 2 Capital Research and Management CompanySM	0.54%	24.10%	16.39%	15.42%
Seeks as high a level of current income as is consistent with the preservation of capital.	American Funds The Bond Fund of America — Class 2# Capital Research and Management CompanySM	0.45%	-0.31%	4.25%	3.27%
Seeks to achieve growth of capital.	American Funds® Growth Portfolio — Class C Brighthouse Investment Advisers, LLC; Capital Research and Management CompanySM	0.90%	21.62%	25.06%	19.34%

Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Seeks to maximize total return, consistent with income generation and prudent investment management.	BlackRock High Yield Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Financial Management, Inc.	0.89%	5.18%	6.33%	6.94%
Seeks capital appreciation.	Brighthouse/abrdn Emerging Markets Equity Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Aberdeen Asset Managers Limited	1.15%	-5.07%	9.95%	5.01%
Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.	CBRE Global Real Estate Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: CBRE Investment Management Listed Real Assets LLC	0.87%	34.42%	10.02%	9.01%
Seeks long-term capital appreciation.	Harris Oakmark International Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Harris Associates L.P.	1.01%	8.44%	7.08%	8.73%
Seeks capital growth and income.	Invesco Comstock Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.82%	33.18%	11.41%	12.74%
Seeks capital appreciation.	Invesco Global Equity Portfolio — Class B†† Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.82%	15.47%	18.14%	14.17%
Seeks long-term growth of capital.	Invesco Small Cap Growth Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.05%	6.93%	18.91%	16.63%
Seeks high total investment return through a combination of capital appreciation and income.	Loomis Sayles Global Allocation Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	1.02%	14.26%	14.24%	11.33%
Seeks long-term growth of capital.	Loomis Sayles Growth Portfolio — Class A† Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.56%	18.66%	16.59%	15.99%

Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Seeks long-term growth of capital.	Loomis Sayles Growth Portfolio — Class B†† Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.81%	18.27%	16.29%	15.70%
Seeks capital appreciation.	MFS ® Research International Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.89%	11.71%	12.29%	8.45%
Seeks capital appreciation.	Morgan Stanley Discovery Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Morgan Stanley Investment Management Inc.	0.87%	-10.78%	37.29%	20.60%
Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	T. Rowe Price Large Cap Value Portfolio — Class E# Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.68%	26.12%	11.86%	—
Seeks high total return by investing in equity securities of mid-sized companies.	Victory Sycamore Mid Cap Value Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management Inc.	0.84%	31.80%	12.47%	11.98%
Seeks a competitive total return primarily from investing in fixed-income securities.	BlackRock Bond Income Portfolio — Class B Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.62%	-0.69%	4.00%	3.60%
Seeks long-term growth of capital.	BlackRock Capital Appreciation Portfolio — Class A†† Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.62%	21.20%	25.45%	18.64%
Seeks a high level of current income consistent with prudent investment risk and preservation of capital.	BlackRock Ultra-Short Term Bond Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.61%	-0.45%	0.76%	0.39%
Seeks a high level of current income consistent with prudent investment risk and preservation of capital.	BlackRock Ultra-Short Term Bond Portfolio — Class E†† Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.51%	-0.34%	0.86%	0.45%

Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse/Wellington Core Equity Opportunities Portfolio — Class A†† Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.60%	24.43%	16.62%	14.75%
Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse/Wellington Core Equity Opportunities Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.85%	24.11%	16.33%	14.46%
Seeks long-term growth of capital.	Jennison Growth Portfolio — Class B†† Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC	0.78%	16.91%	27.14%	20.21%
Seeks to maximize total return consistent with preservation of capital.	Western Asset Management Strategic Bond Opportunities Portfolio — Class A†† Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC	0.54%	2.82%	5.55%	5.21%
Seeks to maximize total return consistent with preservation of capital.	Western Asset Management Strategic Bond Opportunities Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC	0.79%	2.61%	5.30%	4.96%
Seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.	Western Asset Management U.S. Government Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC	0.73%	-1.77%	2.22%	1.71%
Seeks long-term capital appreciation.	Contrafund ® Portfolio — Service Class†† Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan	0.70%	27.71%	20.05%	16.52%
Seeks long-term capital appreciation.	Contrafund ® Portfolio — Service Class 2 Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan	0.85%	27.51%	19.87%	16.35%

Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Seeks long-term growth of capital.	Mid Cap Portfolio — Service Class 2 Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan	0.86%	25.31%	13.32%	13.00%
Seeks to maximize income while maintaining prospects for capital appreciation.	Franklin Income VIP Fund — Class 2 Franklin Advisers, Inc.	0.72%	16.75%	7.45%	7.38%
Seeks capital appreciation, with income as a secondary goal.	Franklin Mutual Shares VIP Fund — Class 2 Franklin Mutual Advisers, LLC	0.98%	19.17%	6.44%	9.00%
Seeks long-term total return.	Franklin Small Cap Value VIP Fund — Class 2 Franklin Mutual Advisers, LLC	0.91%	25.37%	9.94%	12.13%
Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.	Templeton Global Bond VIP Fund — Class 2# Franklin Advisers, Inc.	0.76%	-4.99%	-0.94%	1.13%
Seeks long-term capital appreciation.	ClearBridge Variable Appreciation Portfolio — Class I Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.72%	23.66%	16.71%	14.98%
Seeks dividend income, growth of dividend income and long-term capital appreciation.	ClearBridge Variable Dividend Strategy Portfolio — Class II Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.99%	26.61%	15.12%	13.69%
Seeks long-term growth of capital.	ClearBridge Variable Small Cap Growth Portfolio — Class I Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.80%	12.61%	21.34%	17.14%
Seeks a balance of growth of capital and income.	Franklin Multi-Asset Variable Conservative Growth Fund — Class I‡ Legg Mason Partners Fund Advisor, LLC Subadviser: Franklin Advisers, Inc.	0.69%	11.47%	9.52%	8.63%
Seeks capital appreciation.	Franklin Multi-Asset Variable Growth Fund — Class I‡ Legg Mason Partners Fund Advisor, LLC Subadviser: Franklin Advisers, Inc.	0.80%	20.69%	12.55%	11.39%

Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Seeks to maximize total return.	Western Asset Variable Global High Yield Bond Portfolio — Class I Legg Mason Partners Fund Advisor, LLC Subadvisers: Western Asset Management Company, LLC; Western Asset Management Company Limited; Western Asset Management Pte. Ltd.	0.82%	1.33%	5.36%	5.80%
Seeks capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.	Pioneer Mid Cap Value VCT Portfolio — Class II Amundi Asset Management US, Inc.	0.98%	29.37%	8.93%	10.92%
#	Certain Investment Portfolios and their investment advisers have entered into temporary expense reimbursements and/or fee waivers, which are reflected in the Current Expenses. Please see the Investment Portfolios' prospectuses for additional information regarding these arrangements.
‡	This Investment Portfolio is a fund of funds and invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.
†	This Investment Portfolio is only available for Contracts issued prior to 04/30/2020.
††	Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.

APPENDIX B
Investment Portfolios: Marketing Names and Prospectus Names
In other written materials outside of this prospectus, we may market certain Investment Portfolios using different names. The following table lists the marketing names and the prospectus names for those Investment Portfolios that have marketing names.
Marketing Name	Prospectus Name
ClearBridge Variable Appreciation	ClearBridge Variable Appreciation Portfolio
ClearBridge Variable Dividend Strategy	ClearBridge Variable Dividend Strategy Portfolio
ClearBridge Variable Small Cap Growth	ClearBridge Variable Small Cap Growth Portfolio
Fidelity VIP Contrafund® Portfolio	Contrafund ® Portfolio
Fidelity VIP Mid Cap Portfolio	Mid Cap Portfolio
Ultra-Short Term Bond Portfolio	BlackRock Ultra-Short Term Bond Portfolio
Western Asset Variable Global High Yield Bond	Western Asset Variable Global High Yield Bond Portfolio
B-1

This page intentionally left blank.

APPENDIX C
Guaranteed Withdrawal Benefit Examples
The purpose of these examples is to illustrate the operation of the Lifetime Withdrawal Guarantee rider (examples A through C) and the GWB I rider (examples D through H). The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. The examples do not reflect the deduction of fees and expenses, withdrawal charges and applicable income taxes and penalties. The Lifetime Withdrawal Guarantee and GWB I riders do not establish or guarantee an Account Value or minimum return for any Investment Portfolio. The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount (under the Lifetime Withdrawal Guarantee rider) and the Guaranteed Withdrawal Amount and the Benefit Base (under the GWB I rider) cannot be taken as a lump sum.
Lifetime Withdrawal Guarantee
These examples illustrate the operation of the version of the Lifetime Withdrawal Guarantee rider available with contracts issued based on applications and necessary information received by our Annuity Service Center, in Good Order, after the close of the New York Stock Exchange on August 9, 2013 (November 8, 2013 in Nevada and Oregon). The version of the Lifetime Withdrawal Guarantee rider available with contracts issued based on applications and necessary information received by our Annuity Service Center, in Good Order, before the close of the New York Stock Exchange on August 9, 2013 (November 8, 2013 in Nevada and Oregon) had a different Compounding Income Amount and Withdrawal Rate. (See “Living Benefits — Description of the Lifetime Withdrawal Guarantee — Prior Version of Lifetime Withdrawal Guarantee.”)
A.    Lifetime Withdrawal Guarantee
1.    When Withdrawals Do Not Exceed the Annual Benefit Payment
Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $4,000 ($100,000 x 4%).
Assume that $4,000 is withdrawn each year, beginning before the contract Owner attains age 59 1⁄2. The Remaining Guaranteed Withdrawal Amount is reduced by $4,000 each year as withdrawals are taken (the Total Guaranteed Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $4,000 is guaranteed to be received until the Remaining Guaranteed Withdrawal Amount is depleted, even if the Account Value is reduced to zero.
If the first withdrawal is taken after age 59 1⁄2, then the Annual Benefit Payment of $4,000 is guaranteed to be received for the Owner’s lifetime, even if the Remaining Guaranteed Withdrawal Amount and the Account Value are reduced to zero.

2.    When Withdrawals Exceed the Annual Benefit Payment (Excess Withdrawals)

Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $4,000 ($100,000 × 4%).
Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $96,000 due to a withdrawal of $4,000 in the first year. Assume the Account Value was further reduced to $75,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $75,000 – $10,000 = $65,000. Your Remaining Guaranteed Withdrawal Amount would be reduced to $96,000 – $10,000 = $86,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $4,000 and the resulting Remaining Guaranteed Withdrawal Amount would be greater than the resulting Account Value, there would be an additional reduction to the Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be set equal to the Account Value after the withdrawal ($65,000). This new Remaining Guaranteed Withdrawal Amount of $65,000 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would also be reduced to $65,000. The Annual Benefit Payment would be set equal to 4% × $65,000 = $2,600.
B.    Compounding Income Amount
Assume that a contract had an initial Purchase Payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $4,000 ($100,000 × 4%).
The Total Guaranteed Withdrawal Amount will increase by 4% of the Total Guaranteed Withdrawal Amount on each contract anniversary until the earlier of the first withdrawal or the 10th contract anniversary. The Annual Benefit Payment will be recalculated on each contract anniversary as 4% of the new Total Guaranteed Withdrawal Amount.
If the first withdrawal is taken in the first Contract Year, then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $4,000 ($100,000 × 4%).
If the first withdrawal is taken in the second Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $104,000 ($100,000 × 104%), and the Annual Benefit Payment would increase to $4,160 ($104,000 × 4%).
If the first withdrawal is taken in the third Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $108,160 ($104,000 × 104%), and the Annual Benefit Payment would increase to $4,326 ($108,160 × 4%).

If the first withdrawal is taken after the 10th Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $148,024 (the initial $100,000, increased by 4% per year, compounded annually for 10 years), and the Annual Benefit Payment would increase to $5,921 ($148,024 × 4%).

C.    Automatic Annual Step-Ups and Compounding Income Amount (No Withdrawals)
Assume that a contract had an initial Purchase Payment of $100,000. Assume that no withdrawals are taken.
At the first contract anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $104,000 ($100,000 increased by 4%, compounded annually). Assume the Account Value has increased to $110,000 at the first contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $104,000 to $110,000 and reset the Annual Benefit Payment to $4,400 ($110,000 × 4%).
At the second contract anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $114,400 ($110,000 increased by 4%, compounded annually). Assume the Account Value has increased to $120,000 at the second contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $114,400 to $120,000 and reset the Annual Benefit Payment to $4,800 ($120,000 × 4%).
Provided that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 4%, compounded annually, from the second contract anniversary through the ninth contract anniversary, and at that point would be equal to $157,912. Assume that during these Contract Years the Account Value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the Account Value at the ninth contract anniversary has increased to $180,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $157,912 to $180,000 and reset the Annual Benefit Payment to $7,200 ($180,000 × 4%).

At the 10th contract anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $187,200 ($180,000 increased by 4%, compounded annually). Assume the Account Value is less than $187,200. There is no Automatic Annual Step-Up since the Account Value is below the Total Guaranteed Withdrawal Amount; however, due to the 4% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $7,488 ($187,200 × 4%).
GWB I
D.    How Withdrawals Affect the Benefit Base
1.    An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000. Assume that the Account Value grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $100,000 - $10,000 = $90,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $100,000 exceeds the Benefit Base of $90,000, no further reduction to the Benefit Base is made.
2.    An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000. Assume that the Account Value shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $90,000 and the Account Value would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $80,000 is less than the Benefit Base of $90,000, a further reduction of the $10,000 difference is made, bringing the Benefit Base to $80,000.
E.    How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit Payment
An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000 and the initial Annual Benefit Payment would be $5,000. If $5,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $75,000. If a subsequent Purchase Payment of $10,000 were made the next day, the Benefit Base would be increased to $75,000 + $10,000 = $85,000. The Annual Benefit Payment would be reset to the greater of a) $5,000 (the Annual Benefit Payment before the second Purchase Payment) and b) $4,250 (5% multiplied by the Benefit Base after the second Purchase Payment). In this case, the Annual Benefit Payment would remain at $5,000.
F.    How Withdrawals Affect the Annual Benefit Payment
1.    An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000 and the initial Annual Benefit Payment would be $5,000. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the Account Value by an additional $1,000, the Account Value would be reduced to $100,000 - $9,000 - $1,000 = $90,000. Since the withdrawal of $9,000 exceeded the Annual Benefit Payment of $5,000, the Annual Benefit Payment would be reset to the lower of a) $5,000 (the Annual Benefit Payment before the withdrawal) and b) $4,500 (5% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would be reset to $4,500.
2.    An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000 and the initial Annual Benefit Payment would be $5,000. If a withdrawal of $10,000 was made two years later after the Account Value had increased to $150,000, the Account Value would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000, the Annual Benefit Payment would be reset to the lower of a) $5,000 (the Annual Benefit Payment before the withdrawal) and b) $7,000 (5% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would remain at $5,000.
G.    How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed Withdrawal Amount
An initial Purchase Payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $100,000. Assume that over the next five years, withdrawals reduced the Benefit Base to $75,000. If a subsequent Purchase Payment of $10,000 was made, the Benefit Base would be increased to $75,000 + $10,000 = $85,000. The Guaranteed Withdrawal Amount would be reset to the greater of a) $100,000 (the Guaranteed Withdrawal Amount before the second Purchase Payment) and b) $85,000 (the Benefit Base after the second Purchase Payment). In this case, the Guaranteed Withdrawal Amount would remain at $100,000.
H.    Putting It All Together
1.    When Withdrawals Do Not Exceed the Annual Benefit Payment
An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000, the Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000. Assume that the Benefit Base was reduced to $85,000 due to 3 years of withdrawing $5,000 each year and assume that the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $5,000 at this time, your Account Value would be reduced to $50,000 - $5,000 = $45,000. Your Benefit Base would be reduced to $85,000 - $5,000 = $80,000. Since the withdrawal of $5,000 did not exceed the Annual Benefit Payment, there would be no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment would remain at $5,000.

2.    When Withdrawals Do Exceed the Annual Benefit Payment
An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000, the Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000. Assume that the Benefit Base was reduced to $85,000 due to 3 years of withdrawing $5,000 each year. Assume the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $50,000 - $10,000 = $40,000. Your Benefit Base would be reduced to $85,000 - $10,000 = $75,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Benefit Base would be greater than the resulting Account Value, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the Account Value after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $5,000 and 5% x $40,000 = $2,000. The Guaranteed Withdrawal Amount would remain at $100,000, but this amount now no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would be now the amount guaranteed to be available to be withdrawn over time.

APPENDIX D
Death Benefit Examples
The purpose of these examples is to illustrate the operation of the Principal Protection death benefit, the Annual Step-Up death benefit and the Earnings Preservation Benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a contract Owner and the investment experience of the Investment Portfolios chosen. The examples do not reflect the deduction of fees and expenses, withdrawal charges or income taxes and tax penalties.
Principal Protection Death Benefit
This is the standard death benefit that is part of your Contract at no additional charge. The purpose of this example is to show how partial withdrawals reduce the Principal Protection death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.
		Date	Amount
A	Initial Purchase Payment	9/1/2022	$100,000
B	Account Value	9/1/2023 (First Contract Anniversary)	$104,000
C	Death Benefit	As of 9/1/2023	$104,000 (= greater of A and B)
D	Account Value	9/1/2024 (Second Contract Anniversary)	$90,000
E	Death Benefit	9/1/2024	$100,000 (= greater of A and D)
F	Withdrawal	9/2/2024	$9,000
G	Percentage Reduction in Account Value	9/2/2024	10% (= F/D)
H	Account Value after Withdrawal	9/2/2024	$81,000 (= D-F)
I	Purchase Payments Reduced for Withdrawal	As of 9/2/2024	$90,000 (= A-(A × G))
J	Death Benefit	9/2/2024	$90,000 (= greater of H and I)
Notes to Example
Purchaser is age 60 at issue.
The Account Values on 9/1/2024 and 9/2/2024 are assumed to be equal prior to the withdrawal.

Annual Step-Up Death Benefit
The purpose of this example is to demonstrate how the value of the Annual Step-Up death benefit is determined.
This death benefit rider provides beneficiaries the greater of the (1) Account Value; or (2) total Purchase Payments, adjusted proportionately for withdrawals and applicable withdrawal charges; or (3) highest anniversary value until the Contract anniversary prior to your 81st birthday, adjusted proportionately for withdrawals and applicable withdrawal charges
Notes to Example
The Annual Step-Up death benefit is available for an additional annual charge.
You must be age 79 or younger at time of purchase.

Earnings Preservation Benefit
The purpose of this example is to demonstrate how this rider calculates the additional death benefit equal to 40% of the Earnings Preservation Benefit (EPB) earnings in your account (25% of the EPB earnings if you purchase the rider between ages 70-79).1
How the Total Death Benefit with EPB is Calculated
Issue Age	Benefit Percentage
Ages 69 or younger	40%
Ages 70-79	25%
Step 1:	Calculate your death benefit under the Contract[2]
Step 2:	EPB earnings = death benefit – total Purchase Payments not withdrawn[3]
Step 3:	Additional Death Benefit = benefit percentage x EPB earnings
Step 4:	Total death benefit with EPB = death benefit + Additional Death Benefit
Notes to Example
1 The Earnings Preservation Benefit is available for an additional annual charge and is not available in Washington. You must be age 79 or younger at time of purchase.
2 Before the Contract anniversary prior to the oldest Contract Owner’s 81st birthday, the death benefit is based on the contractual death benefit effective upon death. After the Contract anniversary prior to the oldest Contract Owner’s 81st birthday, the death benefit is based on the contractual death benefit effective on the Contract anniversary immediately prior to the Contract owner’s 81st birthday, increased by any subsequent purchase payments and reduced proportionately by partial withdrawals (including any applicable withdrawal charge).
3 For purposes of calculating this value, partial withdrawals are first applied against earnings on the Contract, and then against Purchase Payments not withdrawn. If there are no Contract earnings at the time of your death, no additional benefit is paid. Partial withdrawals may reduce or eliminate the earnings.

The statement of additional information (“SAI”) dated April 29, 2022 includes additional information about the Separate Account. The SAI is incorporated by reference. The SAI is available, without charge, upon request. For a free copy of the SAI, or to request other information about the Contract, and to make investor inquiries, call us at (888) 243-1932.
Reports and other information about the Separate Account are available on the SEC’s website at https://www.sec.gov/, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
EDGAR Contract Identifier No. is C000151825

Statement of Additional Information
Individual Variable Deferred Annuity Contract
issued by
Brighthouse Separate Account A
and
Brighthouse Life Insurance Company
PrimElite IVSM
This Statement of Additional Information (“SAI”) is not a prospectus but relates to, and should be read in conjunction with, the Prospectus dated April 29, 2022. A copy of the Individual Variable Deferred Annuity Contract Prospectus may be obtained by writing to Brighthouse Life Insurance Company, P.O. Box 305075, Nashville, TN 37230-5075, or call (800) 343-1932, by visiting https://dfinview.com/BHF/TAHD/BHF179 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov/.
The SAI contains information in addition to the information described in the Prospectus for the Individual Variable Deferred Annuity Contract (the “Contract”) offered by Brighthouse Life Insurance Company (“we”, “our”, or the “Company”).The Prospectus concisely sets forth information that a prospective investor ought to know before investing.
This Statement of Additional Information is dated April 29, 2022.
PrimElite IVSM is a service mark of Primerica, Inc. and its Affiliates and is used under license by Brighthouse Life Insurance Company and its Affiliates.
Book 683 SAI
1

2

THE COMPANY
Brighthouse Life Insurance Company (“BLIC” or the “Company”) is a Delaware corporation originally incorporated in Connecticut in 1863. Prior to March 6, 2017, BLIC was known as MetLife Insurance Company USA. BLIC is licensed to conduct business in all U.S. states (except New York), the District of Columbia, the Bahamas, Guam, Puerto Rico, the British Virgin Islands and the U.S. Virgin Islands. BLIC is an indirect, wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial, Inc. (“BHF”), a publicly-traded company. The Company was an indirect, wholly-owned subsidiary of MetLife, Inc. until August 4, 2017, when BHF became an independent, publicly-traded company following the completion of a separation transaction. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the United States. BLIC’s executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.
Brighthouse Life Insurance Company History
MetLife Insurance Company USA: From the close of business on November 14, 2014 to March 6, 2017, BLIC was called MetLife Insurance Company USA (MetLife USA). MetLife USA was established following the close of business on November 14, 2014, when MetLife Investors USA Insurance Company, a wholly-owned subsidiary of MetLife Insurance Company of Connecticut, MetLife Investors Insurance Company and Exeter Reassurance Company, Ltd. were merged into MetLife Insurance Company of Connecticut, and MetLife Insurance Company of Connecticut was then renamed MetLife Insurance Company USA. Simultaneously, MetLife Insurance Company USA changed its domicile from Connecticut to the state of Delaware. As a result of this merger, MetLife USA assumed legal ownership of all of the assets of these predecessor companies, including assets held in the separate accounts, and became responsible for administering the contracts and paying any benefits due under all contracts issued by each of its corporate predecessors. These predecessor companies that issued contracts on and prior to November 14, 2014 were the following:
•	MetLife Insurance Company of Connecticut: MetLife Insurance Company of Connecticut (MICC), originally chartered in Connecticut in 1863, was known as Travelers Insurance Company prior to May 1, 2006.
MICC changed its name to MetLife Insurance Company USA and its state of domicile to Delaware after November 14, 2014 as described under “MetLife Insurance Company USA” above.
•	MetLife Life and Annuity Company of Connecticut: MetLife Life and Annuity Company of Connecticut (MLAC), originally chartered in Connecticut in 1973, was known as Travelers Life and Annuity Company prior to May 1, 2006. On or about December 7, 2007, MLAC merged with and into MICC.
•	MetLife Investors USA Insurance Company: MetLife Investors USA Insurance Company (MLI USA), originally chartered in Delaware in 1960, was known as Security First Life Insurance Company prior to January 8, 2001. MLI USA was merged into BLIC after the close of business on November 14, 2014, as described under “MetLife Insurance Company USA” above.
•	MetLife Investors Insurance Company: MetLife Investors Insurance Company (MLI), originally chartered in Missouri in 1981, was known as Cova Financial Services Life Insurance Company prior to February 12, 2001. MLI was merged into BLIC after the close of business on November 14, 2014, as described under “MetLife Insurance Company USA” above.
•	MetLife Investors Insurance Company of California: MetLife Investors Insurance Company of California (MLI-CA), originally chartered in California in 1972, was known as Cova Financial Life Insurance Company prior to February 12, 2001. On November 9, 2006 MLI-CA merged with and into MLI.
THE SEPARATE ACCOUNT
We have established a Separate Account, Brighthouse Separate Account A (the “Separate Account”), to hold the assets that underlie the contracts. The Board of Directors of our predecessor, MetLife Investors USA Insurance Company (MLI USA), adopted a resolution to establish the Separate Account under Delaware insurance law on May 29, 1980. We have registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.
3

SERVICES
BLIC maintains certain books and records of the Separate Account and provides certain issuance and other administrative services for the Contracts. Pursuant to a services agreement, Computer Sciences Corporation, through its affiliate Alliance-One Services, Inc. provides certain other administrative and recordkeeping services for the Contracts as well as other contracts and policies issued by BLIC. The amount paid to Computer Sciences Corporation for the period January 1, 2020 through December 31, 2020 was $18,839,325 and for the period January 1, 2021 through December 31, 2021 was $20,238,936.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The financial statements comprising each of the Sub-Accounts of Brighthouse Separate Account A, incorporated by reference in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report. Such financial statements are incorporated by reference in reliance upon the report of such firm given their authority as experts in accounting and auditing.
The financial statements of Brighthouse Life Insurance Company, incorporated by reference in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report. Such financial statements are incorporated by reference in reliance upon the report of such firm given their authority as experts in accounting and auditing.
The principal business address of Deloitte & Touche LLP is 650 South Tryon Street, Suite 1800, Charlotte, North Carolina 28202-3512.
CUSTODIAN
Brighthouse Life Insurance Company, 11225 North Community House Road, Charlotte, NC 28277, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.
DISTRIBUTION
Information about the distribution of the contracts is contained in the prospectus. (See “Other Information.”) Additional information is provided below.
Currently the contract is not available for new sales.
Brighthouse Securities, LLC (Distributor) serves as principal underwriter for the contracts. Distributor and the Company are affiliates because they are both under common control of Brighthouse Financial, Inc. Distributor’s home office is located at 11225 North Community House Road, Charlotte, NC 28277. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA). Distributor has entered into selling agreements with other broker-dealers (“selling firms”) and compensates them for their services.
The following table shows the amount of commissions paid to and the amount of commissions retained by the principal underwriter.
Fiscal year	Aggregate Amount of Commissions Paid to Distributor	Aggregate Amount of Commissions Retained by Distributor After Payments to Selling Firms
2021	$795,080,241	$0
2020	$651,736,999	$0
2019	$649,095,230	$0
Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing, and other expenses of distributing the contracts.
As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The amount of additional compensation (non-commission
4

amounts) paid to selected selling firms during 2021 ranged from $106 to $15,395,142.* The amount of commissions paid to selected selling firms during 2021 ranged from $0 to $78,659,929. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected selling firms during 2021 ranged from $5,252 to $82,123,060.*
* For purposes of calculating this range, the additional compensation (non-commission) amounts received by a selling firm includes additional compensation received by the firm for the sale of insurance products issued by our affiliate Brighthouse Life Insurance Company of NY.
The following list sets forth the names of selling firms that received additional compensation in 2021 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the contracts offered by the prospectus). The selling firms are listed in alphabetical order.
Advisor Group, Inc.
American Portfolios Financial Services, Inc.
Ameriprise Financial Services, Inc.
Ameritas Investment Corp.
Arvest Investments, Inc.
Avantax Investment Services, Inc.
BOK Financial Securities, Inc.
Cabot Lodge Securities LLC
Cadaret, Grant & Co., Inc.
Cambridge Investment Research, Inc.
Capital Investment Brokerage, Inc.
Capital Investments Group, Inc.
Centaurus Financial, Inc.
Cetera Advisor Networks LLC
Cetera Advisors LLC
Cetera Financial Specialists LLC
Cetera Investment Services LLC
CFD Investment, Inc.
Citigroup Global Markets Inc.
Commonwealth Financial Network
Community America Financial Solutions, LLC
Copper Financial
CUNA Brokerage Services, Inc.
CUSO Financial Services, L.P.
Edward D. Jones & Co., L.P.
Equitable Advisors, LLC
Equity Services, Inc.
First Allied Securities, Inc.
First Heartland Capital, Inc.
First Horizon Advisors, Inc.
Founders Financial Securities, LLC
FSC Securities Corporation
Geneos Wealth Management, Inc.
Gradient Securities, LLC
Grove Point Investments, LLC
Hazard & Siegel, Inc.
Independent Financial Group, LLC
Infinex Investments, Inc.
Infinity Financial Services
Investacorp, Inc.
J.W. Cole Financial, Inc.
Janney Montgomery Scott, LLC
KMS Financial Services, Inc.
Kestra Investment Services, LLC
Key Investment Services LLC
Lincoln Investment Planning, Inc.
Lion Street Financial, LLC
LPL Financial LLC
MML Investors Services, LLC
Morgan Stanley Smith Barney, LLC
NEXT Financial Group, Inc.
Park Avenue Securities LLC
Parkland Securities, LLC
PFS Investments Inc.
ProEquities, Inc.
Purshe Kaplan Sterling Investments, Inc.
Raymond James & Associates, Inc.
RBC Wealth Management
Royal Alliance Associates, Inc.
SagePoint Financial, Inc.
Securities America, Inc.
Securities Service Network, LLC
Sigma Financial Corporation
Signator Investors, Inc.
Stifel, Nicolaus & Company, Incorporated
Synovus Securities, Inc.
The Investment Center, Inc.
The Leaders Group, Inc.
The O.N. Equity Sales Company
Transamerica Financial Advisors, Inc.
Triad Advisors, Inc.
UBS Financial Services Inc.
U.S. Bancorp Investments, Inc.
UnionBanc Investment Services, LLC
United Planners Financial Services
5

ValMark Securities, Inc.
Voya Financial Advisors, Inc.
Waddell & Reed
Wells Fargo Advisors, LLC
Woodbury Financial Services, Inc.
Western International Securities, Inc.
There are other broker dealers who receive compensation for servicing our contracts, and the Account Value of the contracts or the amount of added Purchase Payments received may be included in determining their additional compensation, if any.
Reduction or Elimination of the Withdrawal Charge
The amount of the withdrawal charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the withdrawal charge will be determined by the Company after examination of all the relevant factors such as:
1.	The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.
2.	The total amount of Purchase Payments to be received will be considered. Per contract sales expenses are likely to be less on larger Purchase Payments than on smaller ones.
3.	Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.
4.	There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.
If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the withdrawal charge.
The withdrawal charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person. In lieu of a withdrawal charge waiver, we may provide an Account Value credit.
PERFORMANCE INFORMATION
Historical Unit Values
The Company may show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.
In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the against established market indices such as the Standard & Poor’s 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the Investment Portfolio being compared. The Standard & Poor’s 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor’s 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.
Reporting Agencies
The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.
The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of thousands of investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company’s sales literature utilizing these rankings will indicate whether or not such charges have been deducted.
6

Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.
The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.
Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.
ANNUITY PROVISIONS
Variable Annuity
A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected.
The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) will be applied to the applicable Annuity Table to determine the first Annuity Payment. The Adjusted Contract Value is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The dollar amount of the first variable Annuity Payment is determined as follows: The first variable Annuity Payment will be based upon the Annuity Option elected, the Annuitant’s age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.
The dollar amount of variable Annuity Payments after the first payment is determined as follows:
1.	the dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, unless you transfer values from the Investment Portfolio to another Investment Portfolio;
2.	the fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.
The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.
Annuity Unit — The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us.
The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.
(1) the dollar amount of the first Annuity Payment is divided by the value of an Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity Payment period.
(2) the fixed number of Annuity Units is multiplied by the Annuity Unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.
Net Investment Factor — The net investment factor for each Investment Portfolio is determined by dividing A by B and multiplying by (1-C) where:
7

A is (i)	the net asset value per share of the portfolio at the end of the current Business Day; plus
(ii)	any dividend or capital gains per share declared on behalf of such portfolio that has an ex-dividend date as of the current Business Day.
B is	the net asset value per share of the portfolio for the immediately preceding Business Day.
C is (i)	the Separate Account product charges and for each day since the last Business Day. The daily charge is equal to the annual Separate Account product charges divided by 365; plus
(ii)	a charge factor, if any, for any taxes or any tax reserve we have established as a result of the operation of the Separate Account.
Transfers During the Annuity Phase:
•	You may not make a transfer from the fixed Annuity Option to the variable Annuity Option;
•	Transfers among the subaccounts will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the subaccount to which the transfer is made, so that the next Annuity Payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, Annuity Payments will reflect changes in the value of the new Annuity Units; and
•	You may make a transfer from the variable Annuity Option to the fixed Annuity Option. The amount transferred from a subaccount of the Separate Account will be equal to the product of “(a)” multiplied by “(b)” multiplied by “(c)”, where (a) is the number of Annuity Units representing your interest in the subaccount per Annuity Payment; (b) is the Annuity Unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the Annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates applied on the Annuity Date for the Annuity Option elected. Amounts transferred to the fixed Annuity Option will be applied under the Annuity Option elected at the attained age of the Annuitant at the time of the transfer using the fixed Annuity Option table. If at the time of transfer, the then current fixed Annuity Option rates applicable to this class of contracts provide a greater payment, the greater payment will be made. All amounts and Annuity Unit values will be determined as of the end of the Business Day on which the Company receives a notice.
Fixed Annuity
A fixed annuity is a series of payments made during the Annuity Phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The Adjusted Contract Value is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. This value will be used to determine a fixed Annuity Payment. The monthly Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.
Mortality and Expense Guarantee
The Company guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality or expense experience.
LEGAL OR REGULATORY RESTRICTIONS ON TRANSACTIONS
If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company may also be required to block a contract Owner’s account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making Annuity Payments until instructions are received from the appropriate regulator.
ADDITIONAL FEDERAL TAX CONSIDERATIONS
Non-Qualified Contracts
Diversification. In order for your Non-Qualified Contract to be considered an annuity contract for federal income tax purposes, we must comply with certain
8

diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. Failure to meet these standards would result in immediate taxation to contract Owners of gains under their contracts. Inadvertent failure to meet these standards may be correctable.
Changes to Tax Rules and Interpretations
Changes to applicable tax rules and interpretations can adversely affect the tax treatment of your contract. These changes may take effect retroactively.
We reserve the right to amend your contract where necessary to maintain its status as a variable annuity contract under federal tax law and to protect you and other contract Owners in the Investment Portfolios from adverse tax consequences.
Qualified Contracts
Annuity contracts purchased through tax qualified plans are subject to limitations imposed by the Code and regulations as a condition of tax qualification. There are various types of tax qualified plans which have certain beneficial tax consequences for contract Owners and plan participants.
Types of Qualified Plans
The following list includes individual account-type plans which may hold an annuity contract as described in the Prospectus. Except for Traditional IRAs and Roth IRAs, they are established by an employer for participation of its employees.
IRA
A traditional IRA is established by an individual under Section 408(a) or 408(b) of the Code. See also Roth IRAs below.
SIMPLE IRA
Established by a for-profit employer with 100 or fewer employees that does not maintain another retirement plan. A SIMPLE IRA, established under section 408(p) of the Code, is based on IRA accounts for each participant.
SEP
Established by a for-profit employer under Section 408(k) of the Code, based on IRA accounts for each participant. Generally, only employers make contributions. If the SEP IRA permits non-SEP contributions, an employee can make regular IRA contributions (including IRA catch up contributions) to the SEP IRA, up to the maximum annual limit.
401(k), 401(a)
Established by for-profit employers, Section 501(c)(3) tax exempt and non-tax exempt entities, Indian Tribes.
403(b) or Tax Sheltered Annuity (“TSA”)
Established by Section 501(c)(3) tax exempt entities, public schools (K-12), public colleges, universities, churches, synagogues and mosques.
457(b) - Governmental Sponsor
Established by state and local governments, public schools (K-12), public colleges and universities.
457(b) - Non-Governmental Sponsor
Established by a tax-exempt entity. Under a non-governmental plan, which must be a tax-exempt entity under Section 501(c) of the Code, all investments of the plan are owned by and are subject to the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.
Additional Information Regarding 457(b) Plans
A 457(b) plan may provide a one-time election to make special one-time “catch-up” contributions in one or more of the participant’s last three taxable years ending before the participant’s normal retirement age under the plan. Participants in governmental 457(b) plans may make two types of catch up contributions, the age 50 or older catch-up and the special one-time catch-up contribution. However, both catch up contribution types cannot be made in the same taxable year. In general, contribution limits with respect to elective deferral and to age 50 plus catch-up contributions are not aggregated with contributions under the other types of qualified plans for the purposes of determining the limitations applicable to participants.
403(a) Annuity Plans
Similar in structure to 401(a) plans except that, instead of trusts, annuity contracts are the funding vehicle.
Roth Accounts
Individual or employee plan contributions made to certain plans on an after-tax basis. An IRA may be established as a Roth IRA under Section 408A, and 401(k), 403(b) and 457(b) plans may provide for Roth accounts. Contributions to a Roth IRA are limited based on the level of your
9

modified adjusted gross income.
Comparison of Plan Limits for Individual Contributions:
(1)	IRA: elective contribution to all traditional and Roth IRAs: $6,000; catch-up contribution: $1,000
(2)	SIMPLE IRA: elective contribution: $14,000; catch-up contribution: $3,000
(3)	401(k) : elective contribution: $20,500; catch-up contribution: $6,500
(4)	SEP/401(a): (employer contributions only)
(5)	403(b) (TSA): elective contribution: $20,500; catch-up contribution: $6,500
(6)	457(b) : elective contribution: $20,500; catch-up contribution: $6,500
Dollar limits are for 2022 and subject to cost-of-living adjustments in future years. Employer-sponsored individual account plans (other than 457(b) plans) may provide for additional employer contributions such that total annual plan contributions do not exceed the lesser of $61,000 and 100% of an employee’s compensation for 2022.
ERISA
If your plan is subject to ERISA and you are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your contract may be subject to your spouse’s rights as described below.
Generally, the spouse must give qualified consent whenever you:
(a)	choose income payments other than on a qualified joint and survivor annuity basis (“QJSA”) (one under which we make payments to you during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any): or choose to waive the qualified pre-retirement survivor annuity benefit (“QPSA”) (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);
(b)	make certain withdrawals under plans for which a qualified consent is required;
(c)	name someone other than the spouse as your Beneficiary; or
(d)	use your accrued benefit as security for a loan, if available, exceeding $5,000.
Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledge the identity of the designated Beneficiary and the form of benefit be selected, dated, signed by your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of the QJSA generally must be executed during the 180 day period (90 days for certain loans) ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If you die before benefits commence, your surviving spouse will be your Beneficiary unless he or she has given a qualified consent otherwise.
The qualified consent to waive the QPSA benefit and the Beneficiary designation must be made in writing that acknowledges the designated Beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of Beneficiary designations as long as a qualified consent accompanies each designation. The waiver of, and the qualified consent for, the QPSA benefit generally may not be given until the plan year in which you attain age 35. The waiver period for the QPSA ends on the date of your death.
If the present value of your benefit is worth $5,000 or less, your plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.
Federal Estate Taxes
While no attempt is being made to discuss the federal estate tax implications of the contract, you should bear in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.
10

Generation-Skipping Transfer Tax
Under certain circumstances, the Code may impose a “generation-skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract Owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.
Annuity Purchase Payments By Nonresident Aliens and Foreign Entities
The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state and foreign taxation with respect to an annuity contract purchase.
11

FINANCIAL STATEMENTS
The financial statements comprising each of the Sub-Accounts of the Separate Account and the financial statements of the Company are incorporated by reference to the submission form type N-VPFS, File No. 811-03365, filed by the Separate Account with the SEC on March 30, 2022.
The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.
12

PART C - OTHER INFORMATION
Item 27.	Exhibits
(a)	(i)	Certification of Restated Resolutions of the Board of Directors of MetLife Investors USA Insurance Company authorizing the establishment of the Separate Account (adopted May 18, 2004). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 on Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on July 15, 2004.
(ii)	Resolutions of the Board of Directors of MetLife Investors USA Insurance Company (including Agreement and Plan of Merger attached as Exhibit B to the resolutions) (adopted August 13, 2014). Incorporated herein by reference to Registrant's Registration Statement on Form N-4 (File Nos. 333-200237 and 811-03365) filed electronically on November 17, 2014.
(iii)	Resolutions of the Board of Directors of MetLife Insurance Company of Connecticut authorizing the establishment of the Separate Account (adopted September 17, 2014). Incorporated herein by reference to Registrant's Registration Statement on Form N-4 (File Nos. 333-200237 and 811-03365) filed electronically on November 17, 2014.
(b)	Not Applicable.
(c)	(i) (a)	Distribution and Principal Underwriting Agreement between MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective November 24, 2009). Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-152199 and 811-21262) filed electronically on April 8, 2009.
(i) (b)	Amendment to Distribution and Principal Underwriting Agreement between MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (dated August 18, 2014). Incorporated herein by reference to Registrant's Registration Statement on Form N-4 (File Nos. 333-200237 and 811-03365) filed electronically on November 17, 2014.
(i) (c)	Amendment No. 2 to the Distribution and Principal Underwriting Agreement between MetLife Insurance Company USA and MetLife Investors Distribution Company (effective December 7, 2015). Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 26 to Form N-4 (Files Nos. 333-101778 and 811-21262) filed electronically on April 6, 2016.
(ii)	Form of Enterprise Selling Agreement 09-12 (MetLife Investors Distribution Company Sales Agreement). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File Nos. 333-176374 and 811-03365) filed electronically on April 10, 2013.
(iii)	Principal Underwriting and Distribution Agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC (effective March 6, 2017). Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-209053 and 811-03365) filed electronically on April 12, 2017.
(iv)	Form of Brighthouse Securities, LLC Sales Agreement. Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 7 to Form N-4 (File Nos. 333-209053 and 811-03365) filed electronically on December 14, 2017.
(d)	(i)	Individual Flexible Purchase Payment Deferred Variable Annuity Contract (7010 (11/00)). Incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on January 26, 2001.
(ii)	Death Benefit Rider - (Principal Protection) (Form 7015 (11/00)). Incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on January 26, 2001.
(iii)	Death Benefit Rider - (Annual Step-Up) (Form 7017 (11/00)). Incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on January 26, 2001.
(iiv)	Additional Death Benefit Rider - (Earnings Preservation Benefit) (Form 7019 (11/00)). Incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on January 26, 2001.
(v)	Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider (Form 7021 (11/00)). Incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on January 26, 2001.

(vi)	Terminal Illness Rider (Form 7022 (11/00)). Incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on January 26, 2001.
(vii)	Unisex Annuity Rates Rider (Form 7027 (11/00)). Incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on January 26, 2001.
(viii)	Endorsement (Name Change - effective March 1, 2001. MetLife Investors USA Insurance Company; formerly Security First Life Insurance Company). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 on Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on April 13, 2001.
(ix)	Individual Retirement Annuity Endorsement 8023.1 (9/02). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 on Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on July 15, 2004.
(x)	Roth Individual Retirement Annuity Endorsement 8024.1 (9/02). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 on Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on July 15, 2004.
(xi)	401(a)/403(a) Plan Endorsement 8025.1 (9/02). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 on Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on July 15, 2004.
(xii)	Tax Sheltered Annuity Endorsement 8026.1 (9/02). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 on Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on July 15, 2004.
(xiii)	Simple Individual Retirement Annuity Endorsement 8276 (9/02). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 on Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on July 15, 2004.
(xiv)	Guaranteed Withdrawal Benefit Rider MLIU-690-2 (11/05). Incorporated herein by reference to Registrant's Initial Registration Statement on Form N-4 (File Nos. 333-125753 and 811-03365) filed electronically on June 13, 2005.
(xv)	Form of Contract Schedule [GMIB II, GMIB III, GWB I, GWB Enhanced, GWB II, GWB III, GMAB] 8028-4 (11/05). Incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4/A (File Nos. 333-125753 and 811-03365) filed electronically on September 15, 2005.
(xvi)	Designated Beneficiary Non-Qualified Annuity Endorsement MLIU-NQ-1 (11/05)-I. Incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4/A (File Nos. 333-125753 and 811-03365) filed electronically on September 15, 2005.
(xvii)	Lifetime Guaranteed Withdrawal Benefit Rider MLIU-690-3 (6/06) (LWG I). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 19 on Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on April 24, 2006.
(xviii)	Form of Contract Schedule [LWG I, et al.] 8028-5 (6/06). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 19 on Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on April 24, 2006.
(xvix)	Form of Contract Schedule [M & E] 8028-1 (2/07) – PEIV. Incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4 (File Nos. 333-137968 and 811-03365) filed electronically on December 22, 2006.
(xx)	Fixed Account Rider 8012 (11/00). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 18 on Form N-4 (File Nos. 333-54466 and 811-03365) filed electronically on April 16, 2007.
(xxi)	Form of Tax-Sheltered Annuity Endorsement MLIU-398-3 (12/08). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 3 to Form N-4 (File Nos. 333-156648 and 811-03365) filed electronically on March 22, 2011.
(xxii)	Merger Endorsement (effective November 14, 2014) (MetLife Investors USA Insurance Company merged into MetLife Insurance Company USA) 6-E118-14. Incorporated herein by reference to Registrant's Registration Statement on Form N-4 (File Nos. 333-200237 and 811-03365) filed electronically on November 17, 2014.

(xxiii)	Non-qualified Annuity Endorsement MLIU-NQ (11/04) – I. Incorporated herein by reference to Registrant's Registration Statement on Form N-4 (File Nos. 333-200237 and 811-03365) filed electronically on November 17, 2014.
(xxiv)	Brighthouse Life Insurance Company Name Change Endorsement (effective March 6, 2017) 5-E132-6. Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-209053 and 811-03365) filed electronically on April 12, 2017.
(e)	Form of Variable Annuity Application 8401 (6/11) APPPE4 Nov 2014. Incorporated herein by reference to Registrant's Registration Statement on Form N-4 (File Nos. 333-200237 and 811-03365) filed electronically on November 17, 2014.
(f)	(i)	Copy of Certificate of Incorporation of the Company and Certificate of Amendment (effective November 14, 2014). Incorporated herein by reference to Registrant's Registration Statement on Form N-4 (File Nos. 333-200237 and 811-03365) filed electronically on November 17, 2014.
(ii)	Copy of the Bylaws of the Company. Incorporated herein by reference to Registrant's Registration Statement on Form N-4 (File Nos. 333-200237 and 811-03365) filed electronically on November 17, 2014.
(iii)	Copy of Certificate of Amendment of Certificate of Incorporation of the Company (effective December 6, 2016). Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-209053 and 811-03365) filed electronically on April 12, 2017.
(iv)	Copy of Amended and Restated Bylaws of the Company. Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-209053 and 811-03365) filed electronically on April 12, 2017.
(g)	(i)	Amended and Restated Indemnity Retrocession Agreement Coverage effective as of October 1, 2005 between MetLife Insurance Company USA and Catalyst Re Ltd. Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-200253 and 811-03365) filed electronically on April 17, 2015.
(ii)	Notice of Final Adjusted Recapture Payment Amount in respect of the Amended and Restated Indemnity Retrocession Agreement, effective as of October 1, 2005 between MetLife Insurance Company USA and Catalyst Re Ltd. (effective July 31, 2015). Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 2 to Form N-4 (File Nos. 333-200253 and 811-03365) filed electronically on April 15, 2016.
(h)	(i) (a)	Participation Agreement among Met Investors Series Trust, Met Investors Advisory, LLC, MetLife Investors Distribution Company, The Travelers Insurance Company and The Travelers Life and Annuity Company (effective 11-01-05). Incorporated herein by reference to The Travelers Fund ABD for Variable Annuities' Post-Effective Amendment No. 14 to Form N-4 (File Nos. 033-65343 and 811-07465) filed electronically on April 6, 2006.
(i) (b)	First Amendment to Participation Agreement among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut (effective 05-01-09). Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-152189 and 811-21262) filed electronically on April 4, 2012.
(i) (c)	Amendment to Participation Agreement in effect among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut, et al. (effective 4-30-10). Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-152189 and 811-21262) filed electronically on April 4, 2012.
(i) (d)	Amendment to Participation Agreement with Met Investors Series Trust (effective November 17, 2014). Incorporated herein by reference to Registrant's Registration Statement on Form N-4 (File Nos. 333-200237 and 811-03365) filed electronically on November 17, 2014.
(ii) (a)	Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company, MetLife Insurance Company of Connecticut (effective 08-31-07). Incorporated herein by reference to MetLife of CT Separate Account Nine for Variable Annuities' Post-Effective Amendment No. 11 to Form N-4 (File Nos. 333-65926 and 811-09411) filed electronically on October 31, 2007.

(ii) (b)	Amendment to Participation Agreement in effect among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut, et al. (effective 04-30-10). Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-152189 and 811-21262) filed electronically on April 4, 2012.
(iii) (a)	Fund Participation Agreement among The Travelers Insurance Company, The Travelers Life and Annuity Company, American Variable Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company (effective 10-01-99). Incorporated herein by reference to MetLife of CT Fund UL III for Variable Life's Post-Effective Amendment No. 15 to Form N-6 (File Nos. 333-71349 and 811-09215) filed electronically on April 9, 2009.
(iii) (b)	Amendment to the Participation Agreement between American Funds Insurance Series, Capital Research and Management Company and MetLife Insurance Company of Connecticut, et al. (effective 04-30-10). Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 3 to Form N-4 (File Nos. 333-152194 and 811-21262) filed electronically on April 5, 2011.
(iii) (c)	Amendment to the Participation Agreement with American Funds Insurance Series (effective November 17, 2014. Incorporated herein by reference to Registrant's Registration Statement on Form N-4 (File Nos. 333-200237 and 811-03365) filed electronically on November 17, 2014.
(iii) (d)	Eighth Amendment to the Participation Agreement between MetLife Insurance Company USA, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company dated May 15, 2015. Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 26 to Form N-4 (Files Nos. 333-101778 and 811-21262) filed electronically on April 6, 2016.
(iii) (e)	Ninth Amendment to the Participation Agreement between MetLife Insurance Company USA, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company dated November 19, 2014. Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 26 to Form N-4 (Files Nos. 333-101778 and 811-21262) filed electronically on April 6, 2016.
(iii) (f)	Tenth Amendment to Participation Agreement among Brighthouse Life Insurance Company, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company (effective March 6, 2017). Incorporated herein by reference to Brighthouse Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 29 to Form N-4 (File Nos. 333-101778 and 811-21262) filed electronically on April 25, 2018.
(iii) (g)	Eleventh Amendment to Participation Agreement among Brighthouse Life Insurance Company, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company (effective August 17, 2021). (Filed herewith.)
(iv) (a)	Participation agreement among AIM Variable Insurance Funds, A I M Distributors, Inc., The Travelers Insurance Company, The Travelers Life and Annuity Company and Travelers Distribution LLC (effective 10-1-00) and Amendments (effective 05-01-03, 03-31-05, 03-31-08). Incorporated herein by reference to MetLife of CT Fund UL III for Variable Life's Post-Effective Amendment No. 15 to Form N-6 (File Nos. 333-71349 and 811-09215) filed electronically on April 9, 2009.
(iv) (b)	Amendment to Participation Agreement among AIM Variable Insurance Funds, A I M Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective 04-30-10). Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 21 to Form N-4 (File Nos. 333-101778 and 811-21262) filed electronically on April 5, 2011.
(iv) (c)	Amendment to Participation Agreement among AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("AVIF"), Invesco Distributors, Inc. and MetLife Insurance Company of Connecticut, et al. (effective 04-30-10). Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 21 to Form N-4 (File Nos. 333-101778 and 811-21262) filed electronically on April 5, 2011.
(iv) (d)	Amendment to Participation Agreement among AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (effective November 17, 2014). Incorporated herein by reference to Registrant's Registration Statement on Form N-4 (File Nos. 333-200237 and 811-03365) filed electronically on November 17, 2014.

(iv) (e)	Amendment to Participation Agreement among AIM Variable Insurance Funds (Invesco Variable Insurance Funds, Invesco Distributors, Inc., Brighthouse Life Insurance Company and Brighthouse Securities, LLC (effective March 6, 2017). Incorporated herein by reference to Brighthouse Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 29 to Form N-4 (File Nos. 333-101778 and 811-21262) filed electronically on April 25, 2018.
(iv) (f)	Amendment No. 8 to Participation Agreement among AIM Variable Insurance Funds (Invesco Variable Insurance Funds, Invesco Distributors, Inc., Brighthouse Life Insurance Company and Brighthouse Securities, LLC (effective January 1, 2021). Incorporated herein by reference to Brighthouse Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 33 to Form N-4 (File Nos. 333-101778 and 811-21262) filed electronically on April 7, 2021.
(v) (a)	Amended and Restated Participation Agreement among Fidelity(R) Variable Insurance Products Fund, Fidelity Distributors Corporation and The Travelers Insurance Company (effective 05-01-01) and Amendments (effective 05-01-03 and 12-08-04). Incorporated herein by reference to MetLife of CT Fund UL III for Variable Life's Post-Effective Amendment No. 15 to Form N-6 (File Nos. 333-71349 and 811-09215) filed electronically on April 9, 2009.
(v) (b)	Summary Prospectus Agreement among Fidelity Distributors Corporation and MetLife Insurance Company of Connecticut, et al. (effective 04-30-10). Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 3 to Form N-4 (Files Nos. 333-152189 and 811-21262) filed electronically on April 5, 2011.
(v) (c)	Amendment to Participation Agreement with Fidelity(R) Variable Insurance Products Funds (effective November 17, 2014). Incorporated herein by reference to Registrant's Registration Statement on Form N-4 (File Nos. 333-200237 and 811-03365) filed electronically on November 17, 2014.
(v) (d)	Amendments to the Participation Agreement among MetLife Insurance Company USA (formerly MetLife Insurance Company of Connecticut), Fidelity Variable Insurance Products Funds and Fidelity Distributors Corporation (effective June 1, 2015, April 28, 2008, May 16, 2007 and October 1, 2005). Incorporated herein by reference to Exhibit 8(l)(iii) to Post-Effective Amendment No. 27 to Brighthouse Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed on April 5, 2017.
(v) (e)	Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and Brighthouse Life Insurance Company (effective March 6, 2017). Incorporated herein by reference to Brighthouse Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 29 to Form N-4 (File Nos. 333-101778 and 811-21262) filed electronically on April 25, 2018.
(v) (f)	Amendment to Participation Agreement among Brighthouse Life Insurance Company, Variable Insurance Products Fund I, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV, Variable Insurance Products Fund V, and Fidelity Distributors Company LLC (effective March 1, 2021). (Filed herewith.)
(vi) (a)	Amended and Restated Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., The Travelers Insurance Company, The Travelers Life and Annuity Company and Travelers Distribution LLC (effective 05-01-04) and Amendment No. 1 (effective 05-02-05). Incorporated herein by reference to MetLife of CT Fund UL III for Variable Life's Post-Effective Amendment No. 15 to Form N-6 (File Nos. 333-71349 and 811-09215) filed electronically on April 9, 2009.
(vi) (b)	Amendment No. 5 to the Amended and Restated Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective 10-05-10). Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 3 to Form N-4 (Files Nos. 333-152189 and 811-21262) filed electronically on April 5, 2011.
(vi) (c)	Participation Agreement Addendum among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective 05-01-11). Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-152189 and 811-21262) filed electronically on April 4, 2012.
(vi) (d)	Amendment to the Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective 01-15-13). Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable

Annuities'Post-Effective Amendment No. 23 to Form N-4 (Files Nos. 333-101778 and 811-21262) filed electronically on April 3, 2013.
(vi) (e)	Amendment to the Participation Agreement with Franklin Templeton Variable Insurance Products Trust (effective November 17, 2014). Incorporated herein by reference to Registrant's Registration Statement on Form N-4 (File Nos. 333-200237 and 811-03365) filed electronically on November 17, 2014.
(vi) (f)	Amendment to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective August 1, 2014). Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 26 to Form N-4 (Files Nos. 333-101778 and 811-21262) filed electronically on April 6, 2016.
(vi) (g)	Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Brighthouse Life Insurance Company, Brighthouse Life Insurance Company of NY and Brighthouse Securities, LLC (effective March 6, 2017). Incorporated herein by reference to Brighthouse Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 29 to Form N-4 (File Nos. 333-101778 and 811-21262) filed electronically on April 25, 2018.
(vii) (a)	Participation Agreement among Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investors Services, LLC, Legg Mason Partners Fund Advisor, LLC and MetLife Insurance Company of Connecticut (effective 01-01-09). Incorporated herein by reference to MetLife of CT Fund UL III for Variable Life's Post-Effective Amendment No. 15 to Form N-6 (File Nos. 333-71349 and 811-09215) filed electronically on April 9, 2009.
(vii) (b)	Amendment to Participation Agreement among Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investors Services, LLC, Legg Mason Partners Fund Advisor, LLC and MetLife Insurance Company of Connecticut, et al. (effective 04-30-10). Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 3 to Form N-4 (Files Nos. 333-152189 and 811-21262) filed electronically on April 5, 2011.
(vii) (c)	Amendment to Participation Agreement with Legg Mason Partners Variable Equity Trust and Legg Mason Partners Variable Income Trust (effective November 17, 2014). Incorporated herein by reference to Registrant's Registration Statement on Form N-4 (File Nos. 333-200237 and 811-03365) filed electronically on November 17, 2014.
(vii) (d)	Amendment to Participation Agreement among Brighthouse Life Insurance Company, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC and LMP Fund Advisor, LLC (10-3-19). Incorporated herein by reference to Exhibit 8(j)(iii) to Post-Effective Amendment No. 32 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed electronically on April 3, 2020.
(viii) (a)	Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc., The Travelers Insurance Company and The Travelers Life and Annuity Company (effective 01-01-02) and Amendment Nos. 1-4 (effective 05-01-03, 05-03-04, 05-02-05, 04-28-08). Incorporated herein by reference to MetLife of CT Fund UL III for Variable Life's Post-Effective Amendment No. 15 to Form N-6 (File Nos. 333-71349 and 811-09215) filed electronically on April 9, 2009.
(viii) (b)	Amendment to the Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc., MetLife Insurance Company of Connecticut, et al. (effective 05-01-10). Incorporated herein by reference to MetLife of CT Fund UL III for Variable Life's Post-Effective Amendment No. 18 to Form N-6 (File Nos. 333-71349 and 811-09215) filed electronically on April 5, 2012.
(viii) (c)	Amendment to Participation Agreement with Oppenheimer Variable Account Funds (effective November 17, 2014). Incorporated herein by reference to Registrant's Registration Statement on Form N-4 (File Nos. 333-200237 and 811-03365) filed electronically on November 17, 2014.
(viii) (d)	Seventh Amendment to Participation Agreement among Brighthouse Life Insurance Company, Oppenheimer Variable Account Funds and OppenheimerFunds, Inc. (effective March 6, 2017). Incorporated herein by reference to Brighthouse Fund UL III for Variable Life Insurance's Post-Effective Amendment No. 25 to Form N-6 (File Nos. 333-71349 and 811-09215) filed electronically on April 25, 2018.

(ix) (a)	Participation Agreement among Pioneer Variable Contracts Trust, The Travelers Insurance Company, The Travelers Life and Annuity Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. (effective 01-01-02) and Amendment Nos. 1 and 2 (effective 05-02-03 and 04-28-08). Incorporated herein by reference to MetLife of CT Fund UL III for Variable Life's Post-Effective Amendment No. 15 to Form N-6 (File Nos. 333-71349 and 811-09215) filed electronically on April 9, 2009.
(ix) (b)	Amendment No. 3 to the Participation Agreement among Pioneer Variable Contracts Trust, MetLife Insurance Company of Connecticut, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. (effective 05-01-11). Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 22 to Form N-4 (Files Nos. 333-101778 and 811-21262) filed electronically on April 4, 2012.
(ix) (c)	Amendment to Participation Agreement with Pioneer Variable Contracts Trust (effective November 17, 2014). Incorporated herein by reference to Registrant's Registration Statement on Form N-4 (File Nos. 333-200237 and 811-03365) filed electronically on November 17, 2014.
(ix) (d)	Amendment No. 5 to Participation Agreement among Brighthouse Life Insurance Company, Pioneer Variable Contracts Trust, Amundi Asset Management US, Inc. and Amundi Distributor US, Inc. (effective March 1, 2021). (Filed herewith.)
(x) (a)	Participation Agreement among Brighthouse Funds Trust I, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company (effective March 6, 2017). Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-209053 and 811-03365) filed electronically on April 12, 2017.
(x) (b)	Amendment to Participation Agreement among Brighthouse Funds Trust I, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company (effective January 1, 2021). (Filed herewith.)
(xi) (a)	Participation Agreement among Brighthouse Funds Trust II, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company (effective March 6, 2017). Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-209053 and 811-03365) filed electronically on April 12, 2017.
(xi) (b)	Amendment to Participation Agreement among Brighthouse Funds Trust II, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company (effective January 1, 2021). (Filed herewith.)
(xii)	Participation Agreement among BlackRock Variable Series Funds, Inc. BlackRock Investments, LLC and MetLife Insurance Company USA (effective November 17, 2014). Incorporated herein by reference to MetLife Investors USA Separate Account A’s Initial Registration Statement on Form N-4 (File Nos. 333-200323 and 811-03365) filed electronically on November 18, 2014.
(i)	Not Applicable.
(j)	Not Applicable.
(k)	Opinion of Counsel. Incorporated herein by reference to Registrant's Registration Statement on Form N-4 (File Nos. 333-200237 and 811-03365) filed electronically on November 17, 2014.
(l)	Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP). (Filed herewith.)
(m)	Not Applicable.
(n)	Not Applicable.
(o)	Not Applicable.
(p)	Powers of Attorney for Eric Steigerwalt, Myles Lambert, David A. Rosenbaum, Jonathan Rosenthal, Edward A. Spehar, Kristine Toscano and Gianna H. Figaro-Sterling. (Filed herewith.)
ITEM 28.	DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:
Name and Principal Business Address	Positions and Offices with Depositor
Eric Steigerwalt 11225 North Community House Road Charlotte, NC 28277	Chairman of the Board, President, Chief Executive Officer and a Director

Myles Lambert 11225 North Community House Road Charlotte, NC 28277	Director and Vice President

David A. Rosenbaum 11225 North Community House Road Charlotte, NC 28277	Director and Vice President

Jonathan Rosenthal 334 Madison Avenue Morristown, NJ 07960	Director, Vice President and Chief Investment Officer

Edward A. Spehar 11225 North Community House Road Charlotte, NC 28277	Director, Vice President and Chief Financial Officer

Michele Abate 125 High Street, Suite 732 Boston, MA 02110	Vice President

Devon Arendosh 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Information Security Officer

Kimberly Berwanger 11225 North Community House Road Charlotte, NC 28277	Vice President

David Chamberlin 12802 Tampa Oaks Boulevard, Suite 447 Temple Terrace, FL 33637	Vice President

Patrisha Cox 11225 North Community House Road Charlotte, NC 28277	Vice President
Christine DeBiase 11225 North Community House Road Charlotte, NC 28277	Vice President, General Counsel and Assistant Secretary

Andrew DeRosa 334 Madison Avenue, Floor 3 Morristown, NJ 07960	Vice President

David Dooley 334 Madison Avenue, Floor 3 Morristown, NJ 07960	Vice President

Meghan Doscher 11225 North Community House Road Charlotte, NC 28277	Vice President

Micah Dowling 11225 North Community House Road Charlotte, NC 28277	Vice President

Lynn Dumais 11225 North Community House Road Charlotte, NC 28277	Vice President

Tara Figard 11225 North Community House Road Charlotte, NC 28277	Vice President

Gianna H. Figaro-Sterling 11225 North Community House Road Charlotte, NC 28277	Vice President and Controller

Kevin Finneran 11225 North Community House Road Charlotte, NC 28277	Vice President and Illustration Officer

Jason Frain 11225 North Community House Road Charlotte, NC 28277	Vice President

Tyler Gates 11225 North Community House Road Charlotte, NC 28277	Vice President and Appointed Actuary

James Grady 334 Madison Avenue, Floor 3 Morristown, NJ 07960	Vice President

Jeffrey Halperin 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Compliance Officer

Christopher Hartsfield 11225 North Community House Road Charlotte, NC 28277	Vice President and Assistant Secretary

James Hoffman 11225 North Community House Road Charlotte, NC 28277	Vice President and Illustration Actuary

Jeffrey Hughes 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Technology Officer

Jacob Jenkelowitz 285 Madison Avenue, Suite 1400 New York, NY 10017	Vice President and Secretary

Roger Kramer, Jr. 334 Madison Avenue, Floor 3 Morristown, NJ 07960	Vice President

Donald Leintz 11225 North Community House Road Charlotte, NC 28277	Vice President

John Lima 334 Madison Avenue, Floor 3 Morristown, NJ 07960	Chief Derivatives Officer

Philip Melville 334 Madison Avenue, Floor 3 Morristown, NJ 07960	Vice President and Chief Risk Officer

Janet Morgan 11225 North Community House Road Charlotte, NC 28277	Vice President and Treasurer

Gerard Nigro 11225 North Community House Road Charlotte, NC 28277	Vice President

Alan Otis 125 High Street, Suite 732 Boston, MA 02110	Vice President

Melissa Pavlovich 11225 North Community House Road Charlotte, NC 28277	Vice President and Tax Director

Phillip Pfotenhauer 12802 Tampa Oaks Boulevard, Suite 447 Temple Terrace, FL 33637	Vice President

Marc Pucci 334 Madison Avenue, Floor 3 Morristown, NJ 07960	Vice President

Kristi Slavin 125 High Street, Suite 732 Boston, MA 02110	Vice President

Marcy Thailer 11225 North Community House Road Charlotte, NC 28277	Vice President – Dividend Actuary

Kristine Toscano 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Accounting Officer

Roger Vigar 11225 North Community House Road Charlotte, NC 28277	Vice President

Mark Wessel 11225 North Community House Road Charlotte, NC 28277	Vice President

Natalie Wright 11225 North Community House Road Charlotte, NC 28277	Vice President
Item 29.	Persons Controlled by or Under Common Control with the Depositor or the Registrant
The Registrant is a separate account of Brighthouse Life Insurance Company (“BLIC” or the “Company”) under Delaware insurance law. BLIC is an indirect, wholly-owned subsidiary of Brighthouse Financial, Inc., a publicly-traded company. The following outline indicates those entities that are controlled by Brighthouse Financial, Inc. or are under the common control of Brighthouse Financial, Inc.
No person is controlled by the Registrant, and none of the entities listed below files financial statements that are consolidated with the Registrant's financial statements. The Registrant does not have any subsidiaries.
ORGANIZATIONAL STRUCTURE OF BRIGHTHOUSE FINANCIAL, INC. AND SUBSIDIARIES
AS OF DECEMBER 31, 2021
The following is a list of subsidiaries of Brighthouse Financial, Inc. as of December 31, 2021.
That entity which is listed at the left margin (labeled with a capital letter) is a direct subsidiary of Brighthouse Financial, Inc. (DE)
Each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of Brighthouse Financial, Inc.
The voting securities of the subsidiaries listed are 100% owned by their respective parent corporations. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary. All of the entities listed below are included in the consolidated financial statements of Brighthouse Financial, Inc. Each of the entities listed under Section 2 are included in the consolidated financial statements of BLIC. Both Brighthouse Financial, Inc. and BLIC file consolidated financial statements with the SEC pursuant to the Securities Exchange Act of 1934, as amended.
A.	Brighthouse Holdings, LLC (DE)
	1.	New England Life Insurance Company (MA)
	2.	Brighthouse Life Insurance Company (DE)
		a.		Brighthouse Reinsurance Company of Delaware (DE)
		b.		Brighthouse Life Insurance Company of NY (NY)
		c.		Brighthouse Connecticut Properties Ventures, LLC (DE)
		d.		Brighthouse Renewables Holdings, LLC (DE)
			(i.)	Greater Sandhill I, LLC (DE)
		e.		Daniel/Brighthouse Midtown Atlanta Master Limited Liability Company (DE)
			(i.)	1075 Peachtree LLC (DE)
		f.		Brighthouse Assignment Company (CT)
		g.		ML 1065 Hotel, LLC (DE)
		h.		TIC European Real Estate LP, LLC (DE)
		i.		Euro TL Investments LLC (DE)
		j.		TLA Holdings LLC (DE)

		(i.)	The Prospect Company, LLC (DE)
	k.		Euro TI Investments LLC (DE)
	l.		TLA Holdings II LLC (DE)
3.	Brighthouse Securities, LLC (DE)
4.	Brighthouse Services, LLC (DE)
5.	Brighthouse Investment Advisers, LLC (DE)
Item 30.	Indemnification
Pursuant to applicable provisions of Brighthouse Life Insurance Company’s by-laws or internal corporate policies adopted by Brighthouse Life Insurance Company or Brighthouse Financial, Inc., its ultimate parent, the directors, officers and other controlling persons of Brighthouse Life Insurance Company and of Brighthouse Life Insurance Company’s affiliate and the underwriter, Brighthouse Securities, LLC, who are made or threatened to be made a party to an action or proceeding, may be eligible to obtain indemnification against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys’ fees, incurred as a result of such action or proceeding. Under the principal underwriting agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC, the parties have agreed to indemnify each other against certain liabilities and expenses from legal proceedings arising out of Brighthouse Securities LLC’s distribution of the Contracts.
Brighthouse Financial, Inc. also maintains directors and officers and professional liability insurance policies under which the Registrant, the Depositor and the Underwriter, as well as certain other Brighthouse subsidiaries, are covered. Brighthouse Financial, Inc. also has secured a financial institutions bond.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 31.	Principal Underwriters
(a)	Brighthouse Securities, LLC is the principal underwriter for the following investment companies (including the Registrant):
Brighthouse Fund UL for Variable Life Insurance
Brighthouse Fund UL III for Variable Life Insurance
Brighthouse Funds Trust I
Brighthouse Funds Trust II
Brighthouse Separate Account A
Brighthouse Separate Account Eleven for Variable Annuities
Brighthouse Separate Account QPN for Variable Annuities
Brighthouse Variable Annuity Account B
Brighthouse Variable Annuity Account C
Brighthouse Variable Life Account A
Brighthouse Variable Life Account One
New England Variable Annuity Separate Account
New England Variable Life Separate Account
(b)	Brighthouse Securities, LLC is the principal underwriter for the Contracts. The following persons are the officers and managers of Brighthouse Securities, LLC. The principal business address for Brighthouse Securities, LLC is 11225 North Community House Road, Charlotte, NC 28277.

Name and Principal Business Address	Positions and Offices with Underwriter

Myles Lambert 11225 North Community House Road Charlotte, NC 28277	Manager, Chief Executive Officer and President

Philip Beaulieu 11225 North Community House Road Charlotte, NC 28277	Manager and Vice President

Melissa Cox 11225 North Community House Road Charlotte, NC 28277	Manager and Vice President

Michael Davis 11225 North Community House Road Charlotte, NC 28277	Manager and Vice President

Meghan Doscher 11225 North Community House Road Charlotte, NC 28277	Manager

Gerard Nigro 11225 North Community House Road Charlotte, NC 28277	Manager and Vice President

Jeffrey Halperin 11225 North Community House Road Charlotte, NC 28277	Vice President, Chief Compliance Officer and General Counsel

Christopher Hartsfield 11225 North Community House Road Charlotte, NC 28277	Vice President and Assistant Secretary

Jacob Jenkelowitz 285 Madison Avenue, Suite 1400 New York, NY 10017	Vice President and Secretary

John John Martinez 11225 North Community House Road Charlotte, NC 28277	Principal Financial Officer

Donald Leintz 11225 North Community House Road Charlotte, NC 28277	Vice President

John Lima 334 Madison Avenue, Floor 3 Morristown, NJ 07960	Vice President and Chief Derivatives Officer

Janet Morgan 11225 North Community House Road Charlotte, NC 28277	Vice President and Treasurer

Melissa Pavlovich 11225 North Community House Road Charlotte, NC 28277	Vice President and Tax Director

(c)	Compensation to the Distributor. The following aggregate amount of commissions and other compensation was received by the Distributor, directly or indirectly, from the Registrant and the other separate accounts of the Depositor, which also issue variable annuity contracts, during their last fiscal year:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts And Commissions	(3) Compensation On Redemption	(4) Brokerage Commissions	(5) Other Compensation
Brighthouse Securities, LLC	$795,080,241	$0	$0	$0
Item 32.	Location of Accounts and Records
Omitted.
Item 33.	Management Services
Not Applicable.
Item 34.	Fee Representation
Brighthouse Life Insurance Company (the "Company") hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by the Company.
The Company hereby represents that it is relying upon the Securities and Exchange Commission No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:
1.	Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;
2.	Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;
3.	Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;
4.	Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Charlotte, and State of North Carolina, on the 1st day of April, 2022.
BRIGHTHOUSE SEPARATE ACCOUNT A (Registrant)
By:	BRIGHTHOUSE LIFE INSURANCE COMPANY
By:	/s/ Donald A. Leintz
Donald A. Leintz Vice President

By:	BRIGHTHOUSE LIFE INSURANCE COMPANY
(Depositor)
By:	/s/ Donald A. Leintz
Donald A. Leintz Vice President

Pursuant to the requirement of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on April 1, 2022.
/s/ Eric Steigerwalt*	Chairman of the Board, President, Chief Executive Officer and a Director
Eric Steigerwalt

/s/ Myles Lambert*	Director and Vice President
Myles Lambert

/s/ David A. Rosenbaum*	Director and Vice President
David A. Rosenbaum

/s/ Jonathan Rosenthal*	Director, Vice President and Chief Investment Officer
Jonathan Rosenthal

/s/ Edward A. Spehar*	Director, Vice President and Chief Financial Officer
Edward A. Spehar

/s/ Kristine Toscano*	Vice President and Chief Accounting Officer
Kristine Toscano

/s/ Gianna H. Figaro-Sterling*	Vice President and Controller
Gianna H. Figaro-Sterling

*By:	/s/ Michele H. Abate
Michele H. Abate, Attorney-In-Fact April 1, 2022
*	Brighthouse Life Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

INDEX TO EXHIBITS
(h)(iii)(g)	Amendment to American Funds Insurance Series Participation Agreement
(h)(v)(f)	Amendment to Variable Insurance Products Fund I, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV, Variable Insurance Products Fund V Participation Agreement
(h)(ix)(d)	Amendment to Pioneer Variable Contracts Trust Participation Agreement
(h)(x)(b)	Amendment to Brighthouse Funds Trust I Participation Agreement
(h)(xi)(b)	Amendment to Brighthouse Funds Trust II Participation Agreement
(l)	Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP)
(p)	Powers of Attorney